Schedule of Investments (unaudited) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-A, Class 1A, 4.30%, 05/17/27	USD	250	$247,686
Series 2022-Z1, Class A, 4.55%, 06/15/27		752	744,160
Series 2023-A, Class 1A, 6.61%, 01/18/28		937	941,830
Series 2023-A, Class 1D, 9.09%, 01/18/28		1,000	1,010,205
Series 2023-B, Class A, 6.82%, 09/15/28		250	255,420
Series 2023-B, Class B, 7.44%, 09/15/28		230	234,644
Series 2023-X1, Class A, 7.11%, 11/15/28		1,174	1,177,670
Series 2023-X1, Class C, 8.25%, 11/15/28		235	239,734
Series 2023-X1, Class D, 9.55%, 11/15/28		300	306,700
Ajax Mortgage Loan Trust, Series 2023, 4.25%, 10/25/62(a)(b)		135	130,468
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		150	143,347
Arbor Realty Commercial Real Estate Notes Ltd.(a)(c)
Series 2021-FL1, Class A, (1-mo. Term SOFR + 1.08%), 6.45%, 12/15/35		156	154,306
Series 2021-FL4, Class A, (1-mo. Term SOFR + 1.46%), 6.83%, 11/15/36		520	516,100
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 10.03%, 10/15/36(a)(c)		250	251,556
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. Term SOFR + 0.59%), 5.93%, 05/25/35(c)		173	130,269
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1-mo. Term SOFR + 1.09%), 6.43%, 12/25/34(c)		173	155,950
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28		126	127,653
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		122	116,100
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 5.81%, 09/25/36(c)		85	84,223
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1-mo. Term SOFR + 5.36%), 6.87%, 06/25/35(c)		210	210,643
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1-mo. Term SOFR + 2.11%), 7.47%, 03/25/37(a)(c)		127	124,643
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class ARRR, (3-mo. CME Term SOFR + 1.44%), 6.86%, 01/20/32(a)(c)		500	500,743
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.73%, 04/30/31(a)(c)		215	215,143
Blue Bridge Funding LLC, Series 2013-1, Class A, 7.37%, 11/15/30(a)		337	338,310
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.68%, 10/20/30(a)(c)		212	211,683
Carlyle Global Market Strategies CLO Ltd., Series 2012-3RR, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 6.76%, 01/14/32(a)(c)		249	248,777
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(c)		100	87,727
CIFC Funding Ltd.(a)(c)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.87%, 10/22/31		246	246,432
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.27%), 6.68%, 04/23/29		131	131,481
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/18/31		400	401,400

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(c) (continued)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/15/33	USD	250	$250,223
CIT Mortgage Loan Trust(a)(c)
Series 2007-1, Class 1M2, (1-mo. Term SOFR + 1.86%), 7.20%, 10/25/37		150	136,689
Series 2007-1, Class 2M2, (1-mo. Term SOFR + 1.86%), 7.20%, 10/25/37		676	606,771
Clover CLO LLC, Series 2020-1R, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.82%, 04/15/34(a)(c)		250	249,862
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(a)		98	103,037
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)		1,330	1,329,978
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(c)		129	121,969
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		372	280,233
CWABS Asset-Backed Certificates Trust(c)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		288	269,301
Series 2006-13, Class 1AF4, 3.98%, 01/25/37		118	114,185
Series 2006-17, Class 2A2, (1-mo. Term SOFR + 0.41%), 5.77%, 03/25/47		77	75,188
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.62%, 01/15/37(c)		1	1,088
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 07/15/36(a)(c)		250	250,694
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 01/15/27		475	465,938
Dryden Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/30(a)(c)		400	400,520
DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28(a)		1,000	998,803
Elmwood CLO III Ltd., Series 2019-3A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.18%, 10/20/34(a)(c)		250	249,241
Elmwood CLO Ltd., Series 2022, Class B, (3-mo. CME Term SOFR + 2.20%), 7.60%, 04/17/36(a)(c)		250	251,147
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(c)		289	227,061
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/27		500	474,012
Series 2022-2A, Class B, 3.65%, 10/15/26		352	350,849
Series 2022-2A, Class C, 3.85%, 07/17/28		500	491,853
Series 2022-4A, Class D, 5.98%, 12/15/28		500	499,997
Series 2022-5A, Class D, 7.40%, 02/15/29		100	102,988
Series 2023-1A, Class D, 6.69%, 06/15/29		100	101,931
Series 2023-2A, Class D, 6.32%, 08/15/29		545	553,366
Series 2023-3, Class D, 6.68%, 04/16/29		400	405,642
Series 2023-4, Class D, 6.95%, 12/17/29		350	361,146
Series 2023-5, Class C, 6.85%, 01/16/29		560	574,526
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1, (1-mo. Term SOFR + 0.35%), 5.69%, 10/25/36(c)		30	19,777
FirstKey Homes Trust(a)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	564,413
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	578,884
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.53%, 04/24/29(a)(c)		101	100,931

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.83%, 11/22/31(a)(c)	USD	250	$250,302
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/15/31(a)(c)		222	222,134
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 01/22/31(a)(c)		215	215,658
GITSIT Mortgage Loan Trust, Series 2023-NPL1, 8.35%, 05/25/53(a)(b)		46	45,834
Golub Capital Partners CLO Ltd.(a)(c)
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.88%, 07/20/34		250	250,286
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.33%, 04/25/36		250	251,553
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 6.97%, 04/17/33(a)(c)		250	250,447
Gracie Point International Funding(a)(c)
Series 2023-1A, Class A, (3-mo. SOFR + 1.95%), 7.30%, 09/01/26		147	147,548
Series 2023-2, Class A, (3-mo. SOFR + 2.25%), 7.60%, 03/01/27		258	259,504
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. Term SOFR + 2.27%), 7.61%, 09/19/38(a)(c)		300	300,657
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.32%, 10/22/34(a)(c)		250	250,799
Invesco Euro CLO, Series 6A, Class D, (3-mo. EURIBOR + 3.05%), 6.99%, 07/15/34(a)(c)	EUR	250	255,100
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 5.87%, 06/25/37(a)(c)	USD	82	81,216
Lendmark Funding Trust(a)
Series 2022-1A, Class A, 5.12%, 07/20/32		100	99,324
Series 2023-1A, Class D, 8.69%, 05/20/33		131	135,336
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 5.83%, 03/25/46(c)		126	98,551
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/15/34(a)(c)		500	500,751
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/34(a)(c)		250	250,575
Madison Park Funding XXXIV Ltd.(a)(c)
Series 2019-34A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.74%, 04/25/32		400	400,134
Series 2019-36A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.21%, 04/15/35		390	391,910
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/17/34(a)(c)		250	249,965
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1-mo. Term SOFR + 0.41%), 5.77%, 05/25/37(a)(c)		188	159,597
Morgan Stanley Mortgage Loan Trust, Series 2007- 3XS, Class 2A4S, 6.46%, 01/25/47(b)		313	112,172
Navient Private Education Refi Loan Trust(a)
Series 2019-CA, Class A2, 3.13%, 02/15/68		27	26,463
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 7.08%, 11/15/68(c)		353	356,066
Nelnet Student Loan Trust(a)
Series 2021-A, Class B1, 2.85%, 04/20/62		100	83,937

Security		Par (000)	Value

Asset-Backed Securities (continued)
Nelnet Student Loan Trust(a) (continued)
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.59%, 11/25/53(c)	USD	98	$97,795
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/15/29(a)(c)		469	469,332
Neuberger Berman Loan Advisers CLO Ltd.(a)(c)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 1.66%), 7.06%, 01/15/30		250	250,723
Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.72%, 04/16/33		250	250,405
OCP CLO Ltd., Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.72%, 04/26/31(a)(c)		695	696,063
Octagon Investment Partners Ltd., Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 6.74%, 01/20/31(a)(c)		221	221,503
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.63%, 07/19/30(a)(c)		207	206,808
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/18/34(a)(c)		250	250,324
OnDeck Asset Securitization Trust IV LLC, Series 2023-1, Class A, 7.00%, 08/19/30(a)		160	161,628
OneMain Financial Issuance Trust(a)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	92,644
Series 2020-2A, Class B, 2.21%, 09/14/35		240	215,546
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.68%, 10/15/37(a)(c)		92	89,253
OZLM VII Ltd., Series 2014-7RA, Class A1R, (3-mo. CME Term SOFR + 1.27%), 6.67%, 07/17/29(a)(c)		35	34,691
Palmer Square CLO Ltd., Series 2023-4A, Class C, (3-mo. CME Term SOFR + 2.60%), 8.01%, 10/20/33(a)(c)		250	250,548
Palmer Square Loan Funding Ltd.(a)(c)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.44%, 04/15/30		275	274,663
Series 2023-2, Class C, (3-mo. CME Term SOFR + 4.35%), 9.70%, 01/25/32		250	246,218
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(a)		241	237,189
Pikes Peak CLO, Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.80%, 05/18/34(a)(c)		250	249,730
PRET LLC, Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		146	148,456
Progress Residential Trust(a)
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	677,119
Series 2023-SFR2, Class E1, 4.75%, 10/17/28		125	115,395
PRPM LLC(a)
Series 2022-1, Class A1, 3.72%, 02/25/27(b)		135	130,952
Series 2023-1, Class A1, 6.88%, 02/25/28(c)		137	138,731
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.67%, 02/20/30(a)(c)		370	369,377
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)(d)		97	95,392
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.76%, 01/15/34(a)(c)		500	501,164
Regional Management Issuance Trust(a)
Series 2020-1, Class A, 2.34%, 10/15/30		65	63,538
Series 2021-1, Class A, 1.68%, 03/17/31		100	96,455

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regional Management Issuance Trust(a) (continued)
Series 2021-2, Class B, 2.35%, 08/15/33	USD	300	$255,891
Series 2022-1, Class A, 3.07%, 03/15/32		200	191,484
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		300	296,604
Series 2022-4, Class B, 4.42%, 11/15/27		300	295,907
Series 2022-5, Class B, 4.43%, 03/15/27		195	193,310
Series 2022-5, Class C, 4.74%, 10/16/28		750	743,627
Series 2022-6, Class B, 4.72%, 06/15/27		135	134,217
Series 2022-7, Class B, 5.95%, 01/17/28		700	703,891
Series 2024-1, Class C, 5.45%, 03/15/30		240	241,824
SMB Private Education Loan Trust(a)
Series 2016-B, Class A2A, 2.43%, 02/17/32		12	11,704
Series 2017-A, Class A2B, (1-mo. Term SOFR + 1.01%), 6.38%, 09/15/34(c)		149	148,112
Series 2018-B, Class A2B, (1-mo. Term SOFR + 0.83%), 6.20%, 01/15/37(c)		207	205,497
Series 2021-A, Class B, 2.31%, 01/15/53		267	249,890
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.16%), 6.57%, 01/23/29(a)(c)		8	7,578
Soundview Home Loan Trust(c)
Series 2005-OPT3, Class M4, (1-mo. Term SOFR + 1.13%), 6.47%, 11/25/35		25	17,569
Series 2007-NS1, Class M1, (1-mo. Term SOFR + 0.46%), 5.80%, 01/25/37		19	17,309
Symphony CLO Ltd., Series 2023-38A, Class B1, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/24/36(a)(c)		250	249,996
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.59%, 07/15/30(a)(c)		212	212,161
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/34(a)(c)		250	250,828
TICP CLO X Ltd., Series 2018-10A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.68%, 04/20/31(a)(c)		181	180,572
TICP CLO XI Ltd., Series 2018-11A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 10/20/31(a)(c)		222	221,963
Voya CLO Ltd.(a)(c)
Series 2017-3A, Class DR, (3-mo. CME Term SOFR + 7.21%), 12.63%, 04/20/34		250	249,469
Series 2018-4A, Class A1AR, (3-mo. CME Term SOFR + 1.30%), 6.70%, 01/15/32		250	249,670
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.72%, 04/15/31		254	253,781
WaMu Asset-Backed Certificates WaMu Trust(c)
Series 2007-HE1, Class 2A3, (1-mo. Term SOFR + 0.26%), 5.62%, 01/25/37		274	125,152
Series 2007-HE2, Class 2A2, (1-mo. Term SOFR + 0.30%), 5.66%, 04/25/37		404	148,332
Series 2007-HE2, Class 2A3, (1-mo. Term SOFR + 0.36%), 5.72%, 04/25/37		596	218,999
Series 2007-HE2, Class 2A4, (1-mo. Term SOFR + 0.47%), 5.83%, 04/25/37		275	100,965
Washington Mutual Asset-Backed Certificates WMABS Trust(c)
Series 2006-HE1, Class 2A4, (1-mo. Term SOFR + 0.67%), 6.03%, 04/25/36		46	45,317
Series 2007-HE2, Class 2A1, (1-mo. Term SOFR + 0.21%), 5.57%, 02/25/37		505	137,737
Westlake Automobile Receivables Trust(a)
Series 2021-2A, Class D, 1.23%, 12/15/26		185	177,019

Security		Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2022-1A, Class D, 3.49%, 03/15/27	USD	1,000	$970,287
Series 2022-2A, Class D, 5.48%, 09/15/27		1,000	992,596
Series 2022-3A, Class A3, 5.49%, 07/15/26		35	34,968
Series 2023-1A, Class C, 5.74%, 08/15/28		515	513,972
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,883
Series 2023-2A, Class C, 6.29%, 03/15/28		300	301,743
Series 2023-2A, Class D, 7.01%, 11/15/28		900	915,371
Series 2023-3, Class C, 6.02%, 09/15/28		305	307,181
Series 2023-3, Class D, 6.47%, 03/15/29		180	181,090
Series 2023-4, Class C, 6.64%, 11/15/28		550	560,468
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.79%, 07/24/32(a)(c)		250	250,374
Whitebox CLO II Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/24/34(a)(c)		400	401,756
Whitebox CLO III Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.78%, 10/15/34(a)(c)		250	249,770

Total Asset-Backed Securities — 6.7% (Cost: $45,121,771)			45,841,541

Corporate Bonds

Aerospace & Defense — 0.9%
BAE Systems PLC, 1.90%, 02/15/31(a)		200	163,992
Boeing Co.
2.60%, 10/30/25		50	47,848
5.71%, 05/01/40		150	151,100
5.81%, 05/01/50		100	100,144
3.95%, 08/01/59		138	101,925
5.93%, 05/01/60		371	370,422
Embraer Netherlands Finance BV, 7.00%, 07/28/30(a)		200	209,450
General Dynamics Corp., 2.25%, 06/01/31		230	197,449
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27		79	74,834
2.04%, 08/16/28		217	191,389
4.20%, 05/01/30		105	100,337
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,159
2.90%, 12/15/29		49	44,313
1.80%, 01/15/31		193	158,497
5.40%, 07/31/33		137	141,115
5.60%, 07/31/53		102	106,523
Lockheed Martin Corp.
5.10%, 11/15/27		220	225,803
4.45%, 05/15/28		97	97,147
1.85%, 06/15/30		43	36,864
3.90%, 06/15/32		260	248,529
4.50%, 05/15/36		137	133,855
4.07%, 12/15/42		80	71,348
5.70%, 11/15/54		70	76,723
4.30%, 06/15/62		450	394,034
5.90%, 11/15/63		245	276,529
5.20%, 02/15/64		75	76,038
Northrop Grumman Corp.
4.70%, 03/15/33		131	130,363
5.15%, 05/01/40		80	79,949
4.95%, 03/15/53		130	126,337
Precision Castparts Corp., 3.25%, 06/15/25		35	34,346

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
RTX Corp.
6.70%, 08/01/28	USD	412	$441,722
4.13%, 11/16/28		252	245,634
5.15%, 02/27/33		133	134,780
6.10%, 03/15/34(e)		138	149,776
4.50%, 06/01/42		20	18,302
3.75%, 11/01/46		49	39,164
2.82%, 09/01/51		279	181,604
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)		55	57,726
Textron, Inc., 3.90%, 09/17/29		326	310,894
TransDigm, Inc.
5.50%, 11/15/27		99	96,318
6.75%, 08/15/28(a)		128	130,094

			6,037,376

Air Freight & Logistics — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,108
2.40%, 05/15/31		80	68,139
5.25%, 05/15/50		80	78,104
United Parcel Service, Inc., 5.30%, 04/01/50		25	26,095

			191,446

Automobile Components — 0.1%
Banque Federative du Credit Mutuel SA(f)
4.75%, 11/10/31	EUR	200	229,127
3.75%, 02/03/34		100	108,517
Lear Corp., 3.80%, 09/15/27	USD	35	33,794

			371,438

Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)		200	202,005
AutoZone, Inc.
5.05%, 07/15/26		125	125,579
6.25%, 11/01/28		300	318,557
Carvana Co., (12.00% PIK), 12.00%, 12/01/28(a)(g)		115	102,161
General Motors Financial Co., Inc.
3.80%, 04/07/25		150	147,489
5.40%, 04/06/26		320	322,037
Genuine Parts Co., 1.75%, 02/01/25		150	144,945
Honda Motor Co. Ltd., 2.53%, 03/10/27(e)		50	47,137
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)		5	4,733
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		20	20,527
Toyota Motor Credit Corp.
4.80%, 01/10/25		100	99,794
3.65%, 08/18/25		95	93,556

			1,628,520

Banks — 6.3%
Banco de Sabadell SA, (1-year EUR Swap + 1.60%), 4.00%, 01/15/30(c)(f)	EUR	200	218,527
Banco Santander SA
5.15%, 08/18/25	USD	200	199,100
1.85%, 03/25/26		200	186,522
5.59%, 08/08/28		600	610,658
6.92%, 08/08/33		200	211,251
6.94%, 11/07/33		400	443,337
Bank of America Corp.
3.88%, 08/01/25		150	148,080
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)		110	101,390
(1-day SOFR + 1.11%), 3.84%, 04/25/25(c)		100	99,549
(1-day SOFR + 1.15%), 1.32%, 06/19/26(c)		400	378,499

Security		Par (000)	Value

Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	USD	107	$89,203
(1-day SOFR + 1.33%), 3.38%, 04/02/26(c)		310	303,019
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)		95	81,045
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)		250	255,368
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)		604	624,483
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)		160	126,278
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)		318	320,601
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)		395	402,248
(1-day SOFR + 1.75%), 4.83%, 07/22/26(c)		190	188,995
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)(e)		1,166	1,220,974
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)		258	259,585
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)		110	79,391
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)		100	104,550
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)		300	300,580
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)		200	173,191
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)		189	178,539
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)		40	33,390
Series L, 4.18%, 11/25/27		160	156,154
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)		50	38,033
Bank of Montreal
5.92%, 09/25/25		170	172,917
5.72%, 09/25/28		40	41,514
Bank of New York Mellon Corp., (1-day SOFR + 1.03%), 4.95%, 04/26/27(c)		160	160,277
Bank of Nova Scotia, 1.35%, 06/24/26		300	277,151
Barclays PLC, (1-day SOFR + 2.21%), 5.83%, 05/09/27(c)		250	252,125
BPCE SA, 3.88%, 01/25/36(f)	EUR	100	109,460
Citigroup, Inc.
6.00%, 10/31/33	USD	160	169,868
8.13%, 07/15/39		20	25,933
(1-day SOFR + 0.69%), 2.01%, 01/25/26(c)		100	96,520
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)(e)		325	298,674
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)		541	511,492
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)		97	83,088
(1-day SOFR + 1.37%), 4.14%, 05/24/25(c)		195	194,028
(1-day SOFR + 1.53%), 3.29%, 03/17/26(c)		200	195,478
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)(e)		21,987
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)		120	117,565
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)		636	682,563
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)		20	20,745
(1-day SOFR + 2.84%), 3.11%, 04/08/26(c)		610	594,696
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)		240	230,938
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)		34	32,254
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)		157	150,207
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)		193	187,423
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)		100	87,213
Credit Agricole SA, 3.75%, 01/22/34(f)	EUR	200	218,524
Credit Suisse AG/New York
4.75%, 08/09/24	USD	300	298,378
7.95%, 01/09/25		250	255,808
3.70%, 02/21/25		534	525,191
5.00%, 07/09/27		310	310,168

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Credit Suisse AG/New York (continued)
7.50%, 02/15/28	USD	500	$546,588
Deutsche Bank AG/New York
5.37%, 09/09/27		450	456,864
(1-day SOFR + 2.51%), 6.82%, 11/20/29(c)		150	157,626
Fifth Third Bancorp(c)
(1-day SOFR + 1.84%), 5.63%, 01/29/32		60	60,564
(1-day SOFR + 2.34%), 6.34%, 07/27/29		30	31,233
Freedom Mortgage Corp.(a)
12.00%, 10/01/28		10	10,977
12.25%, 10/01/30		20	22,296
Goldman Sachs Group, Inc.
3.50%, 01/23/25		200	196,775
0.88%, 05/09/29(f)	EUR	100	94,015
2.60%, 02/07/30	USD	452	397,565
3.80%, 03/15/30		327	307,757
5.15%, 05/22/45		160	157,389
(1-day SOFR + 0.79%), 1.09%, 12/09/26(c)		350	324,876
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)		220	202,330
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)		33	26,857
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)		126	103,893
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)		164	137,193
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)		166	140,068
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)		335	288,420
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)		190	149,909
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)		452	445,310
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)		709	752,790
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)		102	97,127
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)		572	553,480
HSBC Holdings PLC
6.50%, 09/15/37		300	314,305
(1-day SOFR + 1.43%), 3.00%, 03/10/26(c)		300	291,680
(1-day SOFR + 1.51%), 4.18%, 12/09/25(c)		200	197,429
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)		200	202,846
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)		600	625,243
(3-mo. EURIBOR + 1.94%), 4.86%, 05/23/33(c)(f)	EUR	100	115,063
ING Groep NV(c)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	USD	725	739,867
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	209,954
(3-mo. EURIBOR + 1.90%), 4.75%, 05/23/34(f)	EUR	100	115,369
Inter-American Development Bank, 4.50%, 05/15/26	USD	190	191,054
JPMorgan Chase & Co.
4.95%, 06/01/45		160	154,255
(1-day SOFR + 0.80%), 1.05%, 11/19/26(c)		330	306,832
(1-day SOFR + 0.92%), 2.60%, 02/24/26(c)		205	199,205
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)		53	43,263
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)		49	41,090
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)		95	95,406
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)		60	51,631
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)		90	90,451
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)		280	288,422
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)		475	482,771
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)		184	186,992
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)		85	82,098
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)		542	587,381
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)		213	216,555
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)		95	87,190
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)		52	45,215
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)		520	513,312

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	USD	52	$42,381
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)		50	42,362
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)		61	54,303
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(c)		550	529,554
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)		20	16,625
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)		200	195,260
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(c)(f)	EUR	160	181,965
Lloyds Banking Group PLC, (1-year CMT + 0.85%), 1.63%, 05/11/27(c)	USD	200	184,086
Mitsubishi UFJ Financial Group, Inc.(c)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	185,604
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	254,685
(1-year CMT + 1.50%), 5.54%, 04/17/26		440	441,223
Mizuho Financial Group, Inc.(c)
(1-year CMT + 0.90%), 2.65%, 05/22/26(e)		200	193,207
(1-year CMT + 1.65%), 5.78%, 07/06/29		200	205,358
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	413,987
(1-year CMT + 2.05%), 5.41%, 09/13/28		250	253,512
Morgan Stanley
4.38%, 01/22/47		100	89,278
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)		651	525,199
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)		34	27,295
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)		183	160,792
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)		331	271,386
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)(e)		109	90,783
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)		32	27,309
(1-day SOFR + 1.30%), 5.05%, 01/28/27(c)		200	200,581
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)		32	32,210
(1-day SOFR + 1.67%), 4.68%, 07/17/26(c)		295	293,009
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)		45	45,164
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)(e)		80	81,640
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)		1,575	1,669,149
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)		77	77,042
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)		187	189,422
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)(e)		616	681,876
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)		105	113,296
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)		279	257,422
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)		20	19,125
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)		245	250,158
PNC Financial Services Group, Inc., (1-day SOFR + 1.32%), 5.81%, 06/12/26(c)		405	407,257
Popular, Inc., 7.25%, 03/13/28		176	182,512
Royal Bank of Canada
1.20%, 04/27/26		20	18,510
3.63%, 05/04/27		200	193,771
4.95%, 02/01/29		125	125,957
5.00%, 02/01/33		25	25,004
Santander Holdings USA, Inc.(c)
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,338
(1-day SOFR + 2.36%), 6.50%, 03/09/29		30	31,048
(1-day SOFR + 2.50%), 6.17%, 01/09/30		408	410,336
(1-day SOFR + 3.28%), 7.66%, 11/09/31		55	59,769
Santander U.K. Group Holdings PLC, (1-day SOFR + 2.75%), 6.83%, 11/21/26(c)		200	204,283

5

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
State Street Corp., (1-day SOFR + 2.60%), 2.90%, 03/30/26(c)	USD	20	$19,462
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25		200	190,130
3.78%, 03/09/26		250	244,346
5.71%, 01/13/30		200	207,778
Toronto-Dominion Bank, 5.10%, 01/09/26		130	131,105
Truist Financial Corp.(c)
(1-day SOFR + 1.62%), 5.44%, 01/24/30		75	75,639
(1-day SOFR + 1.92%), 5.71%, 01/24/35		210	213,540
(1-day SOFR + 2.05%), 6.05%, 06/08/27		200	203,735
U.S. Bancorp(c)
(1-day SOFR + 1.56%), 5.38%, 01/23/30		55	55,652
(1-day SOFR + 1.86%), 5.68%, 01/23/35		105	107,436
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	117,817
UBS AG, 5.65%, 09/11/28		200	206,725
UBS Group AG(c)
(1-day SOFR Index + 0.98%), 1.31%, 02/02/27(a)		250	229,924
(1-year CMT + 2.00%), 6.30%, 09/22/34(a)		541	573,043
(1-year EURIBOR ICE Swap + 4.95%), 7.75%, 03/01/29(f)	EUR	100	124,144
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(c)	USD	100	103,431
Wells Fargo & Co.
0.63%, 03/25/30(f)	EUR	101	91,477
4.40%, 06/14/46	USD	75	63,942
(1-day SOFR + 1.32%), 3.91%, 04/25/26(c)		200	196,612
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)		164	165,275
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)		250	239,600
(1-day SOFR + 1.56%), 4.54%, 08/15/26(c)		300	296,980
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)		533	544,735
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)(e)		267	272,307
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)		288	303,537
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)		100	99,395
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)		113	115,367
(1-day SOFR + 2.00%), 2.19%, 04/30/26(c)(e)		440	423,298
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)		118	119,061
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)		686	748,389
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)		260	254,088
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)		400	388,180
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)		50	47,760
Wells Fargo Bank NA, 5.45%, 08/07/26		264	268,235
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)		40	38,761

			43,457,445

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,818
4.90%, 02/01/46		180	174,939
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 01/23/59		20	21,963
Coca-Cola Co.
2.25%, 01/05/32		120	103,488
3.00%, 03/05/51		20	14,641
2.75%, 06/01/60		100	66,330
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30		300	269,295
Constellation Brands, Inc., 4.75%, 05/09/32		105	103,686

Security		Par (000)	Value

Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25	USD	300	$284,380
5.50%, 01/24/33		600	632,138
JDE Peet’s NV, 4.50%, 01/23/34(f)	EUR	100	112,825
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	USD	35	34,082
4.50%, 11/15/45		20	17,763
PepsiCo, Inc.
2.63%, 07/29/29		95	87,189
3.88%, 03/19/60		375	312,572

			2,250,109

Biotechnology — 0.5%
Amgen, Inc.
1.90%, 02/21/25		300	290,166
5.51%, 03/02/26		160	160,027
5.25%, 03/02/30		601	615,316
4.20%, 03/01/33		160	151,625
4.66%, 06/15/51		20	17,913
5.65%, 03/02/53		90	92,728
4.40%, 02/22/62		50	41,633
5.75%, 03/02/63		559	576,024
Biogen, Inc., 3.25%, 02/15/51		60	42,306
Gilead Sciences, Inc.
1.65%, 10/01/30(e)		112	93,554
2.60%, 10/01/40		314	228,515
4.80%, 04/01/44		110	105,125
4.50%, 02/01/45		49	44,958
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	966,499
2.80%, 09/15/50		50	32,394
Royalty Pharma PLC, 2.20%, 09/02/30		95	79,724

			3,538,507

Broadline Retail — 0.0%
Amazon.com, Inc.
3.60%, 04/13/32		160	150,981
3.10%, 05/12/51		40	29,270
eBay, Inc., 2.70%, 03/11/30		80	71,310

			251,561

Building Materials — 0.0%
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)		60	59,963

Building Products — 0.2%
Carrier Global Corp.
2.70%, 02/15/31		20	17,458
6.20%, 03/15/54(a)		40	45,260
Home Depot, Inc.
2.50%, 04/15/27		300	283,107
4.50%, 09/15/32		80	80,015
5.88%, 12/16/36		20	22,180
4.95%, 09/15/52(e)		40	39,486
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	58,640
3.35%, 04/01/27		300	289,587
4.50%, 04/15/30(e)		50	49,661
1.70%, 10/15/30		56	46,437
2.63%, 04/01/31		41	35,661
5.00%, 04/15/33		160	162,147
2.80%, 09/15/41		236	172,901
5.80%, 09/15/62		40	41,926

			1,344,466

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 0.4%
Ameriprise Financial, Inc.
5.70%, 12/15/28	USD	350	$366,530
5.15%, 05/15/33		120	122,820
Ares Capital Corp.
4.25%, 03/01/25		20	19,636
2.15%, 07/15/26		200	182,571
7.00%, 01/15/27		185	189,833
Barings BDC, Inc., 3.30%, 11/23/26		50	46,304
Blackstone Private Credit Fund, 3.25%, 03/15/27		100	91,921
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,770
Charles Schwab Corp.
0.90%, 03/11/26		20	18,425
5.88%, 08/24/26		300	307,161
2.45%, 03/03/27		5	4,668
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)		20	20,918
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)		160	169,097
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		25	23,806
FS KKR Capital Corp.
2.63%, 01/15/27		110	99,994
3.25%, 07/15/27		100	91,788
3.13%, 10/12/28		220	193,651
7.88%, 01/15/29		10	10,611
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	20,017
5.88%, 07/21/28		30	31,009
Main Street Capital Corp.
3.00%, 07/14/26		100	92,226
6.95%, 03/01/29		150	152,469
Nasdaq, Inc.
5.65%, 06/28/25		25	25,235
5.35%, 06/28/28		20	20,511
5.55%, 02/15/34		162	167,984
6.10%, 06/28/63		118	127,247
Nomura Holdings, Inc., 5.10%, 07/03/25		200	199,210

			2,811,412

Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.70%, 11/15/33		10	10,749
Chemours Co., 5.75%, 11/15/28(a)		100	94,319
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(e)		104	98,020
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	20,029
Eastman Chemical Co., 5.75%, 03/08/33		27	27,808
Ecolab, Inc., 2.13%, 02/01/32		190	159,136
EIDP, Inc., 4.50%, 05/15/26		35	34,900
LYB International Finance III LLC
4.20%, 05/01/50		30	23,892
3.80%, 10/01/60(e)		50	35,408
Newmark Group, Inc., 7.50%, 01/12/29(a)		46	46,965
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)(e)		5	4,575
Sherwin-Williams Co.
3.45%, 06/01/27		150	144,668
2.95%, 08/15/29		35	32,010

			732,479

Commercial Services & Supplies — 0.2%
APX Group, Inc., 5.75%, 07/15/29(a)		100	94,970
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)		55	58,013
Interface, Inc., 5.50%, 12/01/28(a)(e)		74	69,252

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(e)	USD	167	$165,495
Quanta Services, Inc.
2.90%, 10/01/30		800	701,718
2.35%, 01/15/32		220	179,514
3.05%, 10/01/41(e)		50	35,688
Steelcase, Inc., 5.13%, 01/18/29		12	11,496

			1,316,146

Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28		65	64,695
2.30%, 11/15/30		400	337,257
2.75%, 05/24/31		200	170,416
5.60%, 06/01/32(e)		641	658,959
5.50%, 09/01/44		195	192,812

			1,424,139

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(e)		40	42,250

Construction Materials — 0.1%
Boise Cascade Co., 4.88%, 07/01/30(a)		76,492
Eagle Materials, Inc., 2.50%, 07/01/31		295	249,364
Owens Corning, 3.88%, 06/01/30		28	26,216
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)		100	105,056

			387,128

Consumer Finance — 0.7%
Ally Financial, Inc.(c)
(1-day SOFR + 2.82%), 6.85%, 01/03/30		265	273,576
(1-day SOFR + 3.26%), 6.99%, 06/13/29		20	20,715
American Express Co.(c)
(1-day SOFR + 1.76%), 4.42%, 08/03/33		50	48,051
(1-day SOFR + 1.84%), 5.04%, 05/01/34		220	220,108
(1-day SOFR + 1.93%), 5.63%, 07/28/34		150	154,065
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)		85	84,897
Capital One Financial Corp.(c)
(1-day SOFR + 2.26%), 6.05%, 02/01/35		190	193,079
(1-day SOFR + 2.64%), 6.31%, 06/08/29		90	92,781
Credit Acceptance Corp., 9.25%, 12/15/28(a)		85	89,251
Ford Motor Credit Co. LLC
6.80%, 11/07/28		410	428,294
7.20%, 06/10/30		200	212,669
7.12%, 11/07/33		200	214,334
Global Payments, Inc.
2.90%, 05/15/30		119	104,803
5.40%, 08/15/32		75	75,702
goeasy Ltd., 9.25%, 12/01/28(a)		64	67,982
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(a)		75	77,911
Mastercard, Inc.
4.88%, 03/09/28(e)		580	596,247
3.85%, 03/26/50		430	367,672
2.95%, 03/15/51(e)		460	332,678
Moody’s Corp., 2.00%, 08/19/31		34	28,036
OneMain Finance Corp.
7.13%, 03/15/26		96	97,309
9.00%, 01/15/29		92	96,900
S&P Global, Inc.
2.45%, 03/01/27		200	188,257
5.25%, 09/15/33(a)		55	56,872
2.30%, 08/15/60		230	132,155
3.90%, 03/01/62		380	308,436
Sabre GLBL, Inc., 11.25%, 12/15/27(a)		101	101,126

7

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Visa, Inc.
1.10%, 02/15/31	USD	80	$64,336
4.30%, 12/14/45		20	18,399
3.65%, 09/15/47		35	29,129

			4,775,770

Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., 5.20%, 07/05/28		20	20,344
FirstCash, Inc., 5.63%, 01/01/30(a)		105	100,077
General Mills, Inc.
5.50%, 10/17/28(e)		300	310,314
2.88%, 04/15/30		65	58,540
4.95%, 03/29/33(e)		200	200,198
Kraft Heinz Foods Co., 5.20%, 07/15/45		65	63,009
Walmart, Inc., 4.50%, 09/09/52		110	104,792

			857,274

Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33		26	26,942
Berry Global, Inc., 5.50%, 04/15/28(a)		35	35,356
Mauser Packaging Solutions Holding Co.(a)
7.88%, 08/15/26		25	25,261
9.25%, 04/15/27		25	24,132
Packaging Corp. of America, 5.70%, 12/01/33		200	209,990
WRKCo, Inc., 3.00%, 06/15/33		80	68,608

			390,289

Diversified Consumer Services — 0.1%
California Institute of Technology
4.70%, 11/01/2111		35	32,014
3.65%, 09/01/2119		50	36,275
Emory University, Series 2020, 2.14%, 09/01/30		35	30,506
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	46,428
President and Fellows of Harvard College, 2.52%, 10/15/50		150	100,633
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	120,552
University of Southern California, 4.98%, 10/01/53		10	10,252

			376,660

Diversified REITs — 0.7%
American Tower Corp.
1.50%, 01/31/28		20	17,550
5.80%, 11/15/28		140	145,164
3.80%, 08/15/29		508	479,311
1.88%, 10/15/30		115	94,270
2.30%, 09/15/31		66	54,598
2.95%, 01/15/51		100	65,655
Crown Castle, Inc.
1.05%, 07/15/26		65	58,970
4.30%, 02/15/29		25	24,000
5.60%, 06/01/29		140	142,648
3.10%, 11/15/29		20	17,928
3.30%, 07/01/30		240	214,443
2.25%, 01/15/31		130	107,423
2.50%, 07/15/31		146	121,669
5.80%, 03/01/34		110	113,360
2.90%, 04/01/41		100	71,523
Equinix, Inc.
1.25%, 07/15/25		100	94,596
1.55%, 03/15/28		100	88,175
3.20%, 11/18/29		66	60,346

Security		Par (000)	Value

Diversified REITs (continued)
Equinix, Inc. (continued)
2.15%, 07/15/30	USD	42	$35,475
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		158	159,074
5.30%, 01/15/29		163	160,588
4.00%, 01/15/30		49	44,649
4.00%, 01/15/31		228	202,850
3.25%, 01/15/32		289	243,052
Prologis LP
4.63%, 01/15/33		40	39,393
5.25%, 06/15/53		40	40,371
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28		50	50,898
6.50%, 02/15/29(e)		96	67,718
VICI Properties LP, 4.75%, 02/15/28		469	459,225
VICI Properties LP/VICI Note Co., Inc.(a)
4.50%, 09/01/26		223	216,858
4.25%, 12/01/26		427	411,095
5.75%, 02/01/27		26	25,937
3.75%, 02/15/27		28	26,489
4.63%, 12/01/29		277	262,131
4.13%, 08/15/30		314	285,759

			4,703,191

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.70%, 03/25/26		730	684,015
1.65%, 02/01/28(e)		260	231,813
5.40%, 02/15/34		326	334,411
3.10%, 02/01/43		200	149,263
4.35%, 06/15/45		45	38,947
4.75%, 05/15/46		48	43,449
5.45%, 03/01/47		59	58,819
3.65%, 06/01/51		135	100,676
3.50%, 09/15/53		182	129,981
3.55%, 09/15/55		63	44,886
3.80%, 12/01/57		159	117,069
3.65%, 09/15/59		380	268,201
3.85%, 06/01/60		182	134,102
3.50%, 02/01/61		50	34,576
British Telecommunications PLC, 9.63%, 12/15/30		20	24,723
Consolidated Communications, Inc., 6.50%, 10/01/28(a)		12	10,320
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	25,807
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29		30	26,587
8.75%, 05/15/30		126	129,073
8.63%, 03/15/31		11	11,162
Telefonica Emisiones SA, 4.06%, 01/24/36(f)	EUR	100	110,951
Verizon Communications, Inc.
1.45%, 03/20/26	USD	210	195,860
2.10%, 03/22/28		200	180,845
3.15%, 03/22/30		162	147,576
1.75%, 01/20/31		233	190,404
2.36%, 03/15/32		59	48,998
5.05%, 05/09/33(e)		647	653,621
4.40%, 11/01/34		249	237,614
5.85%, 09/15/35		25	26,723
4.27%, 01/15/36		360	337,729
2.65%, 11/20/40		144	102,833

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.85%, 09/03/41	USD	100	$73,161
4.75%, 11/01/41		100	96,165
4.86%, 08/21/46(e)		45	42,768
3.55%, 03/22/51		280	210,941

			5,254,069

Electric Utilities — 2.2%
AEP Texas, Inc.
4.70%, 05/15/32		105	102,431
5.40%, 06/01/33		104	106,262
3.80%, 10/01/47		74	55,108
3.45%, 05/15/51		142	100,150
5.25%, 05/15/52(e)		150	144,606
Series G, 4.15%, 05/01/49		36	28,621
Series H, 3.45%, 01/15/50		40	28,534
AEP Transmission Co. LLC
3.15%, 09/15/49		110	76,762
Series M, 3.65%, 04/01/50		5	3,881
Series N, 2.75%, 08/15/51		105	67,733
Alabama Power Co.
5.85%, 11/15/33		80	85,566
4.15%, 08/15/44		162	138,702
3.75%, 03/01/45		44	35,685
3.13%, 07/15/51		56	39,425
Ameren Corp., 5.70%, 12/01/26		110	112,436
Ameren Illinois Co.
4.95%, 06/01/33(e)		60	60,599
2.90%, 06/15/51		46	30,862
5.90%, 12/01/52		20	22,030
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		32	26,901
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	28,666
Arizona Public Service Co.
2.20%, 12/15/31		45	36,732
5.55%, 08/01/33		20	20,666
Baltimore Gas and Electric Co.
3.50%, 08/15/46		38	28,708
3.75%, 08/15/47		37	29,370
2.90%, 06/15/50		254	169,353
5.40%, 06/01/53		150	152,423
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	60,477
6.13%, 04/01/36		95	103,051
5.15%, 11/15/43		45	44,597
4.60%, 05/01/53		110	97,168
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,255
4.50%, 04/01/44		50	45,635
Sereis AJ, 4.85%, 10/01/52		40	38,151
Series AF, 3.35%, 04/01/51		81	60,282
Commonwealth Edison Co.
5.30%, 02/01/53		45	45,353
Series 131, 2.75%, 09/01/51		225	144,112
Consolidated Edison Co. of New York, Inc.
4.50%, 12/01/45		34	30,358
6.15%, 11/15/52		170	191,328
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,649
6.50%, 10/01/53		25	27,942
Consumers Energy Co.
4.60%, 05/30/29		40	40,082

Security		Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
4.63%, 05/15/33	USD	175	$173,157
3.25%, 08/15/46		89	67,721
4.35%, 04/15/49		56	49,957
3.10%, 08/15/50		37	26,686
2.50%, 05/01/60		30	17,663
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		39	44,381
Dominion Energy, Inc., Series A, 4.35%, 08/15/32		50	47,694
DTE Electric Co.
5.20%, 04/01/33		80	82,412
2.95%, 03/01/50		39	27,024
Series A, 4.05%, 05/15/48		65	54,511
Series B, 3.65%, 03/01/52		20	15,526
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,153
3.88%, 03/15/46		46	36,925
3.70%, 12/01/47		51	39,596
3.20%, 08/15/49		52	37,159
3.45%, 04/15/51		149	110,484
3.55%, 03/15/52		92	68,909
5.35%, 01/15/53		35	35,195
5.40%, 01/15/54		231	233,734
Duke Energy Corp.
4.85%, 01/05/29		135	135,421
6.10%, 09/15/53		110	118,375
Duke Energy Florida LLC
2.50%, 12/01/29		128	113,867
1.75%, 06/15/30		32	26,725
4.20%, 07/15/48		47	39,610
3.00%, 12/15/51		120	80,035
5.95%, 11/15/52		207	224,419
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,984
Duke Energy Ohio, Inc., 5.65%, 04/01/53		26	26,892
Duke Energy Progress LLC
3.45%, 03/15/29		71	67,539
3.40%, 04/01/32(e)		195	175,953
2.50%, 08/15/50		97	59,911
2.90%, 08/15/51		80	52,597
4.00%, 04/01/52		10	8,042
5.35%, 03/15/53		219	219,004
Edison International
4.70%, 08/15/25		101	100,108
5.75%, 06/15/27		91	92,988
4.13%, 03/15/28		20	19,400
5.25%, 11/15/28		53	53,506
6.95%, 11/15/29		222	241,120
Electricite de France SA, 4.25%, 01/25/32(f)	EUR	100	112,104
EnBW International Finance BV, 3.85%, 05/23/30(f)		18	20,008
Entergy Arkansas LLC, 3.35%, 06/15/52	USD	41	29,243
Entergy Corp., 2.80%, 06/15/30		20	17,567
Entergy Louisiana LLC, 4.20%, 09/01/48		20	16,678
Entergy Texas, Inc., 5.80%, 09/01/53		100	106,452
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,377
5.70%, 03/15/53		40	41,681
Eversource Energy
4.75%, 05/15/26		150	149,059
5.45%, 03/01/28		86	87,557
5.13%, 05/15/33		50	49,234
Series O, 4.25%, 04/01/29		28	26,966

9

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Exelon Corp.
3.35%, 03/15/32	USD	110	$97,656
5.60%, 03/15/53		40	40,332
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)		126	107,800
Florida Power & Light Co.
5.05%, 04/01/28		30	30,721
5.10%, 04/01/33		110	112,970
4.05%, 10/01/44		60	52,196
3.70%, 12/01/47		34	27,034
3.95%, 03/01/48		51	42,659
3.99%, 03/01/49		32	26,791
3.15%, 10/01/49		38	27,423
5.30%, 04/01/53		190	194,162
Georgia Power Co.
4.95%, 05/17/33		111	111,036
5.13%, 05/15/52		90	88,746
Series 10-C, 4.75%, 09/01/40		50	46,965
Idaho Power Co., 5.80%, 04/01/54		25	26,298
Indiana Michigan Power Co., 5.63%, 04/01/53		20	20,656
Kentucky Utilities Co., 3.30%, 06/01/50		25	17,947
MidAmerican Energy Co.
5.85%, 09/15/54		81	88,529
5.30%, 02/01/55		30	30,428
National Grid PLC, 5.42%, 01/11/34		40	40,061
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	41,014
5.05%, 09/15/28		70	71,451
Nevada Power Co.
6.00%, 03/15/54		15	16,127
Series CC, 3.70%, 05/01/29		35	33,485
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		130	131,096
4.95%, 01/29/26		135	135,006
5.05%, 02/28/33		50	49,866
5.55%, 03/15/54		65	65,058
Northern States Power Co.
2.90%, 03/01/50		96	65,802
2.60%, 06/01/51		162	103,697
3.20%, 04/01/52		108	77,735
4.50%, 06/01/52		86	77,646
5.10%, 05/15/53		120	118,947
NSTAR Electric Co., 4.95%, 09/15/52		50	47,806
Oglethorpe Power Corp.
5.05%, 10/01/48		10	9,018
6.20%, 12/01/53(a)		75	79,672
Ohio Power Co.
5.00%, 06/01/33		177	177,396
Series P, 2.60%, 04/01/30		422	369,887
Series R, 2.90%, 10/01/51		249	163,971
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		20	17,906
5.65%, 11/15/33		50	52,972
5.30%, 06/01/42		135	142,878
Pacific Gas and Electric Co.
3.50%, 06/15/25		35	34,108
3.15%, 01/01/26		60	57,682
2.95%, 03/01/26		65	61,966
3.30%, 03/15/27		150	141,704
6.10%, 01/15/29		50	51,802
4.50%, 07/01/40		60	51,663
4.25%, 03/15/46		91	71,350
4.00%, 12/01/46		93	69,914
4.95%, 07/01/50		164	142,922

Security		Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
3.50%, 08/01/50	USD	122	$85,182
5.25%, 03/01/52		68	60,878
6.75%, 01/15/53		60	65,972
6.70%, 04/01/53		138	151,891
PacifiCorp, 5.30%, 02/15/31		60	60,868
PacifiCorp.
5.35%, 12/01/53		20	18,917
5.50%, 05/15/54		30	28,980
PECO Energy Co.
3.70%, 09/15/47		162	128,870
2.85%, 09/15/51		100	66,316
4.60%, 05/15/52		54	49,693
4.38%, 08/15/52		254	223,658
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	105,319
5.25%, 05/15/53		40	40,302
Public Service Co. of Colorado
5.25%, 04/01/53		20	19,654
Series 39, 4.50%, 06/01/52		60	51,732
Public Service Co. of New Hampshire, 5.15%, 01/15/53		111	110,569
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	79,400
3.95%, 05/01/42(e)		60	51,670
2.05%, 08/01/50		88	52,301
5.45%, 08/01/53		100	104,827
Puget Sound Energy, Inc., 5.45%, 06/01/53		10	10,188
San Diego Gas & Electric Co.
5.35%, 04/01/53		291	291,106
Series VVV, 1.70%, 10/01/30		100	82,675
Sempra, 4.00%, 02/01/48		80	64,615
Sierra Pacific Power Co., 5.90%, 03/15/54(a)		30	31,445
Southern California Edison Co.
5.30%, 03/01/28		60	61,572
2.85%, 08/01/29		99	90,279
2.25%, 06/01/30		230	197,938
5.95%, 11/01/32		230	245,165
5.20%, 06/01/34		100	100,756
5.63%, 02/01/36		54	55,476
5.50%, 03/15/40		35	35,206
3.45%, 02/01/52		80	57,691
5.70%, 03/01/53		50	51,411
5.88%, 12/01/53		20	20,981
Series A, 4.20%, 03/01/29		230	225,176
Series G, 2.50%, 06/01/31		40	34,093
Southern Co.
3.25%, 07/01/26		250	241,254
4.85%, 06/15/28		95	95,578
5.70%, 03/15/34(e)		40	41,828
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(c)		60	57,663
Southwestern Electric Power Co.
5.30%, 04/01/33		10	10,038
Series M, 4.10%, 09/15/28		20	19,399
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		60	63,679
Tucson Electric Power Co., 5.50%, 04/15/53		10	10,109
Union Electric Co., 5.45%, 03/15/53(e)		52	52,646
Virginia Electric and Power Co.
6.35%, 11/30/37		50	55,095
4.45%, 02/15/44		33	29,230
5.45%, 04/01/53		100	101,755
5.70%, 08/15/53		140	146,301

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series B, 3.75%, 05/15/27	USD	100	$97,485
Series B, 4.20%, 05/15/45		125	105,467
WEC Energy Group, Inc., 5.60%, 09/12/26		50	51,085
Wisconsin Power and Light Co., 3.95%, 09/01/32		60	56,533
Xcel Energy, Inc., 4.60%, 06/01/32		55	53,358

			14,882,193

Electrical Equipment — 0.0%
Eaton Corp., 4.00%, 11/02/32		20	19,219

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., 2.20%, 09/15/31		20	16,662
Arrow Electronics, Inc., 3.88%, 01/12/28		20	19,045
Avnet, Inc., 6.25%, 03/15/28		20	20,714
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		320	289,300
3.57%, 12/01/31		370	324,594
Flex Ltd.
3.75%, 02/01/26		150	145,789
4.88%, 06/15/29		340	333,557
Honeywell International, Inc.
4.25%, 01/15/29		65	64,658
4.50%, 01/15/34		370	365,814
Jabil, Inc., 4.25%, 05/15/27		100	97,871
Keysight Technologies, Inc., 4.60%, 04/06/27		100	99,447
Vontier Corp., 2.95%, 04/01/31		560	465,956
Xerox Holdings Corp., 5.50%, 08/15/28(a)		201	183,122

			2,426,529

Energy Equipment & Services — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)		64	67,153
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)		45	45,538
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	33,866

			146,557

Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
1.75%, 02/15/32		33	26,495
2.38%, 03/15/33(e)		51	42,038
5.00%, 04/01/34(e)		27	27,274
Waste Connections, Inc.(e)
2.60%, 02/01/30		150	134,644
3.20%, 06/01/32		85	75,632
Waste Management, Inc., 4.88%, 02/15/34		98	98,660

			404,743

Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	222,382
5.10%, 01/19/29		210	208,766
Air Lease Corp., 3.63%, 12/01/27		50	47,468
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30		15	14,533
9.25%, 07/01/31		5	5,213
Coinbase Global, Inc.(a)
3.38%, 10/01/28		100	81,960
3.63%, 10/01/31		38	28,500
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	193,360
GGAM Finance Ltd., 8.00%, 02/15/27(a)		50	51,511
Intercontinental Exchange, Inc.
3.75%, 09/21/28		20	19,334
5.20%, 06/15/62		80	80,270

Security		Par (000)	Value

Financial Services (continued)
LD Holdings Group LLC, 6.13%, 04/01/28(a)	USD	124	$101,144
Nationstar Mortgage Holdings, Inc.(a)
5.00%, 02/01/26(e)		54,873
5.50%, 08/15/28		245	232,662
7.13%, 02/01/32		50	49,592
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)		20	20,599
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25		129	127,405
5.50%, 04/15/29		151	142,596

			1,632,168

Food Products — 0.1%
Archer-Daniels-Midland Co., 4.50%, 08/15/33		20	19,490
Hershey Co.
2.30%, 08/15/26		35	33,268
4.50%, 05/04/33(e)		65	65,276
J M Smucker Co., 3.38%, 12/15/27		20	19,153
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/33		160	158,409
MHP Lux SA, 6.25%, 09/19/29(a)		14	9,870
Nestle Finance International Ltd., 3.25%, 01/23/37(f)	EUR	50	53,962

			359,428

Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	USD	103	101,170
9.38%, 06/01/28(a)		40	41,124
Atmos Energy Corp.
4.13%, 10/15/44		30	26,448
4.13%, 03/15/49		70	59,464
6.20%, 11/15/53		10	11,444
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(e)		85	87,031
National Grid North America, Inc., 4.67%, 09/12/33(f)	EUR	100	114,402
NiSource, Inc.
3.49%, 05/15/27	USD	111	106,936
5.25%, 03/30/28(e)		208	212,165
5.40%, 06/30/33		186	190,678
5.00%, 06/15/52		45	41,962
ONE Gas, Inc., 5.10%, 04/01/29		60	61,245
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		96	89,795
5.40%, 06/15/33		100	102,314
Southern California Gas Co.
6.35%, 11/15/52		15	16,943
5.75%, 06/01/53		100	104,002
Southern Co. Gas Capital Corp.
5.88%, 03/15/41		20	20,508
Series 20-A, 1.75%, 01/15/31		60	48,634
Southwest Gas Corp., 4.05%, 03/15/32		25	23,395
Spire Missouri, Inc., 4.80%, 02/15/33		27	26,848

			1,486,508

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		75	73,236
4.15%, 04/01/45		32	28,137
2.88%, 06/15/52		45	30,777
4.45%, 01/15/53		50	45,769
5.20%, 04/15/54		429	437,241
Canadian National Railway Co., 4.40%, 08/05/52		300	273,725
CSX Corp.
3.80%, 11/01/46		81	66,929
4.75%, 11/15/48		25	23,647

11

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ground Transportation (continued)
CSX Corp. (continued)
3.95%, 05/01/50	USD	79	$65,162
4.50%, 11/15/52		57	51,918
4.65%, 03/01/68		43	38,768
GN Bondco LLC, 9.50%, 10/15/31(a)		159	156,814
Norfolk Southern Corp.
2.90%, 08/25/51		248	165,662
5.35%, 08/01/54		189	192,729
Ryder System, Inc.
5.65%, 03/01/28		15	15,445
6.30%, 12/01/28		57	60,417
6.60%, 12/01/33		430	469,280
Union Pacific Corp.
2.40%, 02/05/30		255	226,418
2.80%, 02/14/32		20	17,582
3.84%, 03/20/60		300	239,384
3.80%, 04/06/71		44	33,943
XPO, Inc., 7.13%, 02/01/32(a)		30	30,581

			2,743,564

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		180	180,050
Agilent Technologies, Inc., 2.30%, 03/12/31		135	115,590
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)		126	130,734
Baxter International, Inc., 3.95%, 04/01/30		20	18,896
Becton Dickinson & Co., 3.79%, 05/20/50		20	16,095
Sartorius Finance BV, 4.88%, 09/14/35(f)	EUR	100	115,871
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	USD	35	34,010
5.09%, 08/10/33		293	302,862
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		80	82,368

			996,476

Health Care Providers & Services — 0.8%
Adventist Health System, 5.43%, 03/01/32		50	50,949
Allina Health System, Series 2019, 3.89%, 04/15/49		50	40,887
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	43,766
Cencora, Inc., 2.70%, 03/15/31		350	305,055
CommonSpirit Health
3.91%, 10/01/50		50	39,442
6.46%, 11/01/52		35	40,336
DaVita, Inc., 4.63%, 06/01/30(a)		40	35,391
Dignity Health, 4.50%, 11/01/42		50	43,128
Elevance Health, Inc.
3.65%, 12/01/27		35	33,732
4.10%, 03/01/28		95	93,279
4.55%, 03/01/48		50	44,962
3.13%, 05/15/50		38	26,834
3.60%, 03/15/51		35	27,056
4.85%, 08/15/54		30	26,267
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)		29	29,473
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	35,822
HCA, Inc.
5.38%, 02/01/25		26	25,976
5.25%, 04/15/25		309	308,661
5.88%, 02/15/26		75	75,709
5.25%, 06/15/26		188	188,538
5.38%, 09/01/26		92	92,493
3.50%, 09/01/30		444	402,868
3.63%, 03/15/32		120	106,969
5.13%, 06/15/39		80	76,606
4.63%, 03/15/52		75	63,620

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued) 5.90%, 06/01/53	USD	505	$513,888
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)		20	20,851
Humana, Inc.
1.35%, 02/03/27		35	31,632
5.75%, 03/01/28		55	56,842
IQVIA, Inc., 6.25%, 02/01/29(a)		45	46,832
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	48,766
4.15%, 05/01/47		50	43,691
McKesson Corp., 0.90%, 12/03/25		610	568,338
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		50	34,630
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	39,536
Mount Sinai Hospital, Series 2019, 3.74%, 07/01/49(e)		100	75,999
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	32,409
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	65,234
Novant Health, Inc., 2.64%, 11/01/36		50	38,265
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	37,754
Star Parent, Inc., 9.00%, 10/01/30(a)		55,258
Sutter Health, 5.55%, 08/15/53		100	105,337
UnitedHealth Group, Inc.
2.00%, 05/15/30		100	85,915
5.35%, 02/15/33(e)		240	251,101
4.25%, 03/15/43		160	145,226
2.90%, 05/15/50		73	50,732
3.25%, 05/15/51		136	99,776
5.88%, 02/15/53		70	77,690
5.05%, 04/15/53		150	149,064
3.88%, 08/15/59		103	82,568
3.13%, 05/15/60		101	69,898
6.05%, 02/15/63		360	410,923
5.20%, 04/15/63		350	350,793

			5,796,767

Health Care REITs — 0.0%
Healthcare Realty Holdings LP, 3.50%, 08/01/26		20	19,111
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,670
Ventas Realty LP, 4.13%, 01/15/26		20	19,582
Welltower OP LLC, 3.85%, 06/15/32		40	36,670

			95,033

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26		20	19,691
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)		104	101,140

			120,831

Hotels, Restaurants & Leisure — 0.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.38%, 01/15/28(a)		103	97,966
Carnival Corp.(a)
7.63%, 03/01/26		191	194,014
6.00%, 05/01/29(e)		55	53,272
10.50%, 06/01/30(e)		100	109,799
Choice Hotels International, Inc., 3.70%, 12/01/29		13	11,564
Darden Restaurants, Inc., 6.30%, 10/10/33		110	117,112
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/32(a)		35	35,074

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
1.80%, 10/01/24	USD	200	$194,904
5.75%, 01/30/27		200	204,568
Marriott International, Inc.
5.45%, 09/15/26		100	101,488
5.55%, 10/15/28		250	257,544
Series HH, 2.85%, 04/15/31		280	243,122
McDonald’s Corp.
3.50%, 03/01/27		500	486,831
3.80%, 04/01/28		50	48,775
3.88%, 02/20/31(f)	EUR	100	111,944
3.63%, 09/01/49	USD	300	234,987
5.15%, 09/09/52		50	49,949
5.45%, 08/14/53		370	385,271
NCL Corp. Ltd., 5.88%, 03/15/26(a)		209	203,790
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)		30	32,145
Royal Caribbean Cruises Ltd.(a)
5.50%, 08/31/26		100	98,986
5.50%, 04/01/28		25	24,682

			3,297,787

Household Durables — 0.1%
Lennar Corp., 4.75%, 11/29/27		10	9,975
MDC Holdings, Inc., 3.97%, 08/06/61		130	95,728
NVR, Inc., 3.00%, 05/15/30		560	501,536
Whirlpool Corp., 4.75%, 02/26/29		130	128,947

			736,186

Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50		15	10,551

Insurance — 0.7%
Aflac, Inc., 4.75%, 01/15/49		10	9,450
American International Group, Inc., 5.13%, 03/27/33		70	70,845
Aon Corp., 2.80%, 05/15/30		40	35,515
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/32		29	29,022
5.35%, 02/28/33		26	26,574
3.90%, 02/28/52		50	39,412
Arch Capital Group Ltd., 3.64%, 06/30/50		50	38,355
Arthur J Gallagher & Co.
6.50%, 02/15/34		172	188,681
3.50%, 05/20/51		80	58,037
3.05%, 03/09/52		45	29,319
6.75%, 02/15/54		125	144,489
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		270	283,128
Athene Holding Ltd., 3.95%, 05/25/51		5	3,770
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	69,706
3.85%, 03/15/52		190	157,187
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	20,241
Brown & Brown, Inc., 4.95%, 03/17/52		230	205,082
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,016
4.35%, 04/05/42		75	64,194
Enstar Group Ltd., 3.10%, 09/01/31		370	308,622
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32		105	105,131
Hartford Financial Services Group, Inc., 6.10%, 10/01/41		38	40,714
Lincoln National Corp., 3.40%, 01/15/31		20	17,923
Manulife Financial Corp., 2.48%, 05/19/27		20	18,661
Marsh & McLennan Cos., Inc. 4.38%, 03/15/29		200	198,315

Security		Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
2.38%, 12/15/31	USD	100	$84,687
4.20%, 03/01/48		150	129,557
4.90%, 03/15/49		200	191,383
5.45%, 03/15/53		732	759,857
MetLife, Inc., 4.05%, 03/01/45		35	30,224
Principal Financial Group, Inc.
5.38%, 03/15/33		45	46,255
5.50%, 03/15/53		110	110,803
Progressive Corp.
4.95%, 06/15/33		50	51,114
3.70%, 03/15/52		30	24,008
Prudential Financial, Inc., (3-mo. LIBOR US + 3.03%), 5.38%, 05/15/45(c)		20	19,708
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		760	770,954
Travelers Cos., Inc.
4.60%, 08/01/43		40	38,272
5.45%, 05/25/53		20	21,288
Unum Group
4.50%, 12/15/49		50	40,808
4.13%, 06/15/51		140	106,051

			4,605,358

Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40		100	68,394
2.25%, 08/15/60		35	20,928
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)		160	160,510
Meta Platforms, Inc.
4.45%, 08/15/52		20	18,002
5.60%, 05/15/53		170	181,424
4.65%, 08/15/62		362	331,868
5.75%, 05/15/63		333	361,150

			1,142,276

Internet Software & Services — 0.1%
Booking Holdings, Inc.
3.55%, 03/15/28		20	19,317
4.63%, 04/13/30		100	100,274
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		15	15,221
Expedia Group, Inc., 4.63%, 08/01/27		120	119,179
VeriSign, Inc., 2.70%, 06/15/31		310	263,792

			517,783

IT Services — 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33		25	26,218
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29		20	18,011
Fidelity National Information Services, Inc., 1.15%, 03/01/26		35	32,554
Fiserv, Inc.
5.45%, 03/02/28		80	82,074
5.60%, 03/02/33		185	191,770
5.63%, 08/21/33		770	801,967
4.40%, 07/01/49		60	52,252
International Business Machines Corp.
2.20%, 02/09/27		815	760,748
5.88%, 11/29/32		40	43,141
4.25%, 05/15/49		110	95,638
4.90%, 07/27/52		550	526,001
5.10%, 02/06/53		430	421,045
Leidos, Inc., 3.63%, 05/15/25		35	34,273

			3,085,692

13

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.0%
Hasbro, Inc., 3.50%, 09/15/27	USD	20	$18,916

Machinery — 0.2%
Caterpillar Financial Services Corp., 5.40%, 03/10/25		65	65,496
CNH Industrial Capital LLC
5.45%, 10/14/25		26	26,179
4.55%, 04/10/28		20	19,832
IDEX Corp.
3.00%, 05/01/30		430	384,918
2.63%, 06/15/31		645	551,748
Ingersoll Rand, Inc.
5.40%, 08/14/28		35	35,900
5.70%, 08/14/33		50	52,219
John Deere Capital Corp.
4.75%, 01/20/28		60	60,878
4.90%, 03/03/28		95	96,704
2.00%, 06/17/31		20	16,883
Otis Worldwide Corp.
5.25%, 08/16/28		60	61,358
2.57%, 02/15/30		160	141,643
Stanley Black & Decker, Inc., 2.30%, 03/15/30		65	55,526

			1,569,284

Media — 0.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)		10	9,404
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29		15	13,947
6.38%, 09/01/29		272	264,836
4.75%, 03/01/30		60	53,316
7.38%, 03/01/31(e)		230	232,444
4.75%, 02/01/32		25	21,444
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		230	221,192
3.90%, 06/01/52		224	147,191
3.85%, 04/01/61		613	371,471
5.50%, 04/01/63		300	243,493
Comcast Corp.
5.25%, 11/07/25		150	151,716
4.15%, 10/15/28		300	295,513
2.65%, 02/01/30		37	33,276
3.40%, 04/01/30		35	32,621
4.25%, 10/15/30		34	33,275
4.65%, 02/15/33(e)		310	309,392
4.80%, 05/15/33(e)		46	46,132
3.75%, 04/01/40		142	121,622
4.60%, 08/15/45		103	95,229
2.45%, 08/15/52		114	69,014
2.94%, 11/01/56		233	150,577
2.99%, 11/01/63		593	374,588
Directv Financing LLC, 8.88%, 02/01/30(a)		50	51,003
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)		180	171,124
DISH Network Corp., 11.75%, 11/15/27(a)		25	26,093
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	302,061
3.45%, 03/01/32		625	557,469
Fox Corp., 3.05%, 04/07/25		300	292,707
Interpublic Group of Cos., Inc., 3.38%, 03/01/41		5	3,780
Nexstar Media, Inc., 4.75%, 11/01/28(a)		40	36,638
Omnicom Group, Inc., 2.60%, 08/01/31		31	26,463
Paramount Global 4.20%, 05/19/32(e)		90	80,086

Security		Par (000)	Value

Media (continued)
Paramount Global (continued)
5.85%, 09/01/43	USD	63	$55,988
4.90%, 08/15/44		15	11,868
4.60%, 01/15/45		22	16,781
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		50	47,500
TEGNA, Inc., 4.63%, 03/15/28		219	204,261
Time Warner Cable LLC, 4.50%, 09/15/42		135	106,724
Univision Communications, Inc.(a)
6.63%, 06/01/27		25	24,730
8.00%, 08/15/28		105	106,845
7.38%, 06/30/30		20	19,608
Warnermedia Holdings, Inc., 5.14%, 03/15/52		190	163,318

			5,596,740

Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	237,029
5.25%, 09/08/30		250	257,906
4.90%, 02/28/33		75	75,972
5.50%, 09/08/53		150	159,081
FMG Resources August 2006 Pty. Ltd.(a)
4.50%, 09/15/27		15	14,421
5.88%, 04/15/30		54,938
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)		178	176,084
Freeport-McMoRan, Inc., 5.45%, 03/15/43		130	125,047
Glencore Funding LLC(a)
2.50%, 09/01/30		35	30,251
6.38%, 10/06/30		226	242,142
Kinross Gold Corp., 4.50%, 07/15/27		20	19,564
Mineral Resources Ltd.(a)
8.13%, 05/01/27		40	40,400
9.25%, 10/01/28		160	169,000
Newmont Corp., 2.25%, 10/01/30		99	84,809
Nucor Corp., 3.13%, 04/01/32		70	62,542
Rain Carbon, Inc., 12.25%, 09/01/29(a)(e)		120	118,795
Reliance Steel & Aluminum Co.
1.30%, 08/15/25		200	188,253
2.15%, 08/15/30		790	668,287
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		20	13,245
Rio Tinto Finance USA PLC, 5.13%, 03/09/53		340	342,281
Southern Copper Corp., 5.25%, 11/08/42		100	94,350
SunCoke Energy, Inc., 4.88%, 06/30/29(a)		60	54,187
Taseko Mines Ltd., 7.00%, 02/15/26(a)		43,930
Vedanta Resources Finance II PLC, 8.95%, 12/09/28(a)		30	25,950
Vedanta Resources Ltd., 6.13%, 12/09/28(a)		9	7,493

			3,215,957

Office REITs — 0.0%
Alexandria Real Estate Equities, Inc., 4.70%, 07/01/30		40	39,032
Boston Properties LP, 2.45%, 10/01/33		50	38,037

			77,069

Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.(a)
7.63%, 02/01/29(e)		153	157,537
5.38%, 03/01/30		152	144,941
Apache Corp.
5.10%, 09/01/40		108	92,636
4.75%, 04/15/43		79	62,162
BP Capital Markets America, Inc., 3.06%, 06/17/41		80	61,327
BP Capital Markets PLC, 2.82%, 04/07/32(f)	EUR	100	103,893
Cameron LNG LLC, 3.30%, 01/15/35(a)	USD	404	343,210

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.
2.95%, 07/15/30	USD	20	$17,625
6.50%, 02/15/37		10	10,664
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		25	25,069
5.13%, 06/30/27		610	612,982
3.70%, 11/15/29		344	323,919
2.74%, 12/31/39		125	99,790
Cheniere Energy Partners LP
4.50%, 10/01/29		424	404,488
4.00%, 03/01/31		58	52,620
3.25%, 01/31/32		466	395,587
Chevron USA, Inc.
3.90%, 11/15/24		65	64,456
2.34%, 08/12/50		40	24,908
Civitas Resources, Inc.(a)
5.00%, 10/15/26		5	4,870
8.38%, 07/01/28		122	128,309
8.75%, 07/01/31		63	66,976
ConocoPhillips, 5.90%, 05/15/38		100	107,559
ConocoPhillips Co., 3.80%, 03/15/52		5	3,955
Continental Resources, Inc., 4.90%, 06/01/44		5	4,092
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)		60	55,977
Crescent Energy Finance LLC, 7.25%, 05/01/26(a)		25	24,906
CVR Energy, Inc., 8.50%, 01/15/29(a)		133	133,166
Devon Energy Corp., 5.60%, 07/15/41		47	45,311
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)		5	5,139
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,090,803
3.50%, 12/01/29		1,229	1,141,764
3.13%, 03/24/31		866	768,635
6.25%, 03/15/33		30	31,974
6.25%, 03/15/53		10	10,624
Ecopetrol SA
8.88%, 01/13/33		7	7,384
8.38%, 01/19/36		40	40,408
Enbridge, Inc.
4.25%, 12/01/26		65	64,198
6.00%, 11/15/28		70	73,480
5.50%, 12/01/46		20	19,928
Energy Transfer LP
6.05%, 12/01/26		200	205,430
7.38%, 02/01/31(a)		424	445,683
6.63%, 10/15/36		171	184,091
7.50%, 07/01/38		75	87,286
6.05%, 06/01/41		20	20,273
6.50%, 02/01/42		93	98,699
5.15%, 03/15/45		29	26,616
5.30%, 04/15/47		40	36,787
5.40%, 10/01/47		98	91,117
6.25%, 04/15/49(e)		262	271,853
Eni SpA, 3.88%, 01/15/34(f)	EUR	101	110,547
Enterprise Products Operating LLC, 4.15%, 10/16/28	USD	95	93,419
EQT Corp.
3.13%, 05/15/26(a)		172	163,471
3.90%, 10/01/27		259	247,581
5.00%, 01/15/29		143	141,187
7.00%, 02/01/30		184	197,291
3.63%, 05/15/31(a)		56	49,895
Equinor ASA, 3.70%, 04/06/50(e)		55	44,611

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., 3.45%, 04/15/51	USD	125	$96,361
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29		69	67,793
8.25%, 01/15/32(a)		95	97,445
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		15	13,219
Hess Corp., 5.60%, 02/15/41		78	82,111
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)		55	59,111
Kinder Morgan Energy Partners LP
5.80%, 03/15/35		27	27,559
7.50%, 11/15/40		65	74,067
4.70%, 11/01/42		48	41,689
Kinder Morgan, Inc.
5.00%, 02/01/29		190	190,492
7.80%, 08/01/31		20	22,733
Magellan Midstream Partners LP, 4.85%, 02/01/49		50	43,964
Marathon Petroleum Corp.
4.50%, 04/01/48		30	25,367
5.00%, 09/15/54		140	123,568
MPLX LP
4.00%, 03/15/28		200	193,679
4.50%, 04/15/38		145	130,493
5.20%, 12/01/47		50	45,374
4.70%, 04/15/48		450	387,612
4.95%, 03/14/52		168	149,271
5.65%, 03/01/53		300	296,006
4.90%, 04/15/58		40	34,163
New Fortress Energy, Inc.(a)
6.75%, 09/15/25		35	34,582
6.50%, 09/30/26		104	100,758
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(h)
8.13%, 02/15/29		101	101,508
8.38%, 02/15/32		202	203,488
NGPL PipeCo LLC(a)
4.88%, 08/15/27		155	152,282
3.25%, 07/15/31		383	332,116
Noble Finance II LLC, 8.00%, 04/15/30(a)		20	20,769
Northwest Pipeline LLC, 4.00%, 04/01/27		458	448,402
Oleoducto Central SA, 4.00%, 07/14/27(a)		12	11,074
ONEOK, Inc.
5.85%, 01/15/26		190	192,714
5.55%, 11/01/26		200	203,372
4.55%, 07/15/28		40	39,551
5.65%, 11/01/28		300	309,663
3.40%, 09/01/29		100	92,480
6.10%, 11/15/32		100	105,247
6.05%, 09/01/33		200	210,000
5.20%, 07/15/48		31	28,610
4.45%, 09/01/49		35	28,756
7.15%, 01/15/51		130	148,054
6.63%, 09/01/53		73	80,391
Ovintiv, Inc.
5.65%, 05/15/25		269	270,298
7.10%, 07/15/53		50	55,633
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(e)		15	14,661
7.88%, 09/15/30(a)		51	52,827
Petroleos Mexicanos
3.63%, 11/24/25(f)	EUR	100	102,667
6.50%, 03/13/27	USD	74	69,264
5.95%, 01/28/31		10	7,820

15

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
Series 13-2, 7.19%, 09/12/24	MXN	4	$20,149
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	USD	35	34,461
3.55%, 12/15/29		225	207,057
4.90%, 02/15/45		45	39,362
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		467	467,842
5.88%, 06/30/26		730	742,638
5.00%, 03/15/27		190	190,493
4.20%, 03/15/28		65	63,641
5.90%, 09/15/37		194	203,397
Shell International Finance BV
4.00%, 05/10/46		75	64,476
3.00%, 11/26/51		140	97,454
Talos Production, Inc.(a)(h)
9.00%, 02/01/29		30	30,400
9.38%, 02/01/31		35	35,789
Targa Resources Corp.
5.20%, 07/01/27		222	222,966
6.15%, 03/01/29		104	108,690
6.50%, 03/30/34		135	145,560
4.95%, 04/15/52		60	52,326
6.25%, 07/01/52		80	82,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,693
5.50%, 03/01/30		250	248,807
4.88%, 02/01/31		309	296,331
4.00%, 01/15/32		75	67,599
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)		661	626,679
TotalEnergies Capital International SA, 2.43%, 01/10/25		35	34,200
TransCanada PipeLines Ltd., 4.75%, 05/15/38		40	37,382
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		145	152,072
4.00%, 03/15/28		159	154,661
4.60%, 03/15/48		65	58,469
3.95%, 05/15/50		127	102,408
Transocean, Inc.(a)
11.50%, 01/30/27		88	91,960
8.75%, 02/15/30		123	127,986
Valaris Ltd., 8.38%, 04/30/30(a)		30	30,758
Venture Global LNG, Inc.(a)
8.13%, 06/01/28		25	25,267
9.50%, 02/01/29		112	118,948
8.38%, 06/01/31		20	20,197
9.88%, 02/01/32		119	125,144
Viper Energy Partners LP, 5.38%, 11/01/27(a)		1,305	1,284,133
Viper Energy, Inc., 7.38%, 11/01/31(a)		255	263,508
Williams Cos., Inc.
5.30%, 08/15/28		85	86,608
5.15%, 03/15/34(e)		190	190,484
5.80%, 11/15/43		75	76,714
YPF SA, 9.50%, 01/17/31(a)		49	48,966

			22,060,538

Passenger Airlines(a) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29		80	84,801

Security		Par (000)	Value

Passenger Airlines (continued)
Azul Secured Finance LLP, 11.93%, 08/28/28	USD	200	$202,625
United Airlines, Inc.
4.38%, 04/15/26		121	116,721
4.63%, 04/15/29		181	167,431

			571,578

Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	51,217

Pharmaceuticals — 0.8%
AbbVie, Inc.
3.80%, 03/15/25		600	592,253
4.55%, 03/15/35		246	240,949
4.50%, 05/14/35		205	200,068
4.05%, 11/21/39		150	135,702
4.25%, 11/21/49		150	131,743
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	134,521
AstraZeneca PLC, 6.45%, 09/15/37		20	23,296
Bausch Health Cos., Inc.(a)
11.00%, 09/30/28		40	27,212
14.00%, 10/15/30		50	27,952
Bayer U.S. Finance LLC, 6.38%, 11/21/30(a)		245	250,088
Bristol-Myers Squibb Co.
3.40%, 07/26/29		200	189,502
3.25%, 08/01/42		80	62,255
4.25%, 10/26/49		20	17,093
2.55%, 11/13/50		80	49,908
3.90%, 03/15/62		370	283,860
Cigna Group, 4.38%, 10/15/28		225	221,865
CVS Health Corp.
4.78%, 03/25/38		29	27,205
2.70%, 08/21/40		72	50,711
5.13%, 07/20/45		180	168,784
5.05%, 03/25/48		29	26,588
4.25%, 04/01/50		100	82,241
Eli Lilly & Co.
4.88%, 02/27/53		45	45,272
4.95%, 02/27/63		70	70,979
Jazz Securities DAC, 4.38%, 01/15/29(a)		75	69,179
Johnson & Johnson
2.63%, 01/15/25		65	63,651
2.45%, 09/01/60		45	27,437
Merck & Co., Inc.
1.70%, 06/10/27		500	459,359
1.90%, 12/10/28		220	197,601
4.15%, 05/18/43		80	72,256
5.00%, 05/17/53		60	60,105
2.90%, 12/10/61		50	32,396
5.15%, 05/17/63		270	274,580
Novartis Capital Corp., 2.75%, 08/14/50		25	17,393
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33		245	244,696
5.30%, 05/19/53		159	161,664
5.34%, 05/19/63		10	9,992
Pfizer, Inc.
4.13%, 12/15/46		50	44,097
4.20%, 09/15/48		175	154,546
4.00%, 03/15/49		184	157,409
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		200	171,469

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Viatris, Inc., 2.30%, 06/22/27	USD	20	$18,217
Zoetis, Inc.
3.90%, 08/20/28		300	293,254
5.60%, 11/16/32		65	68,761

			5,658,109

Professional Services — 0.0%
Concentrix Corp., 6.60%, 08/02/28		20	20,562
Verisk Analytics, Inc.
4.13%, 03/15/29		200	195,013
5.50%, 06/15/45(e)		40	38,756
3.63%, 05/15/50		35	26,103

			280,434

Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp., 7.00%, 04/15/30(a)		111	100,316
CBRE Services, Inc., 2.50%, 04/01/31		50	41,856
Howard Hughes Corp., 4.13%, 02/01/29(a)		100	90,185

			232,357

Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	40,288
NNN REIT, Inc., 3.50%, 04/15/51		174	127,786
Realty Income Corp.
3.00%, 01/15/27		20	19,051
4.75%, 02/15/29		300	299,261
3.25%, 01/15/31		96	86,526
1.80%, 03/15/33		40	30,842
5.13%, 02/15/34		350	347,512

			951,266

Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	18,704
Kimco Realty OP LLC, 2.80%, 10/01/26		20	18,899
Regency Centers LP, 3.60%, 02/01/27		20	19,257
Simon Property Group LP
1.38%, 01/15/27		120	109,857
3.25%, 09/13/49		90	65,203
5.85%, 03/08/53		100	106,333

			338,253

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.
2.10%, 10/01/31		20	16,922
2.80%, 10/01/41		60	44,190
2.95%, 10/01/51		35	24,377
Broadcom, Inc.
3.15%, 11/15/25		75	72,749
4.00%, 04/15/29(a)		215	206,954
4.15%, 04/15/32(a)		75	70,736
2.60%, 02/15/33(a)		359	294,899
3.42%, 04/15/33(a)		600	526,905
3.47%, 04/15/34(a)		31	26,926
3.14%, 11/15/35(a)		340	279,486
3.19%, 11/15/36(a)		468	380,174
4.93%, 05/15/37(a)		45	43,400
3.50%, 02/15/41(a)		50	39,969
3.75%, 02/15/51(a)		215	168,917
Intel Corp., 5.20%, 02/10/33		120	123,529
KLA Corp.
5.00%, 03/15/49		75	73,708
3.30%, 03/01/50		99	73,941
5.25%, 07/15/62		30	30,479

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc., 5.75%, 02/15/29	USD	50	$51,824
Micron Technology, Inc.
5.33%, 02/06/29		130	132,098
6.75%, 11/01/29		25	26,991
5.30%, 01/15/31		125	126,301
NCR Atleos Corp., 9.50%, 04/01/29(a)		95	101,897
NVIDIA Corp., 3.50%, 04/01/40		75	64,728
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31		110	92,189
5.00%, 01/15/33		100	98,015
Texas Instruments, Inc.
1.75%, 05/04/30		260	221,659
2.70%, 09/15/51		46	30,512

			3,444,475

Software — 0.6%
Autodesk, Inc., 2.40%, 12/15/31		31	26,242
Cloud Software Group, Inc., 6.50%, 03/31/29(a)		40	37,349
Electronic Arts, Inc., 2.95%, 02/15/51		25	17,204
Intuit, Inc.
5.20%, 09/15/33		500	518,637
5.50%, 09/15/53		100	106,683
Microsoft Corp.
2.92%, 03/17/52		100	71,779
2.68%, 06/01/60		260	171,286
MicroStrategy, Inc., 6.13%, 06/15/28(a)		69	65,829
MSCI, Inc.(a)
3.88%, 02/15/31		142	128,179
3.63%, 11/01/31		134	117,660
Oracle Corp.
2.50%, 04/01/25		500	485,035
5.80%, 11/10/25		85	86,279
4.50%, 05/06/28		35	34,861
6.15%, 11/09/29		65	69,367
4.65%, 05/06/30		185	183,072
2.88%, 03/25/31		150	131,990
4.90%, 02/06/33		70	69,278
3.80%, 11/15/37		39	33,290
3.60%, 04/01/40		202	161,544
3.65%, 03/25/41		707	562,612
4.50%, 07/08/44		76	66,208
4.13%, 05/15/45		205	168,400
4.00%, 07/15/46		233	187,989
3.60%, 04/01/50		80	58,871
3.95%, 03/25/51		47	36,515
5.55%, 02/06/53		182	180,864
4.38%, 05/15/55		79	65,075
3.85%, 04/01/60		65	47,190
4.10%, 03/25/61		430	327,786
Roper Technologies, Inc., 1.00%, 09/15/25		50	46,926
VMware, Inc., 4.65%, 05/15/27		80	79,293

			4,343,293

Specialized REITs — 0.1%
Extra Space Storage LP
5.50%, 07/01/30		25	25,566
5.90%, 01/15/31		26	27,031
Iron Mountain, Inc., 7.00%, 02/15/29(a)		158	162,020
Public Storage, 2.30%, 05/01/31		340	291,411
Public Storage Operating Co. 1.85%, 05/01/28		300	270,038

17

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialized REITs (continued)
Public Storage Operating Co. (continued)
2.25%, 11/09/31	USD	145	$121,970
5.35%, 08/01/53		100	102,532

			1,000,568

Specialty Retail — 0.1%
Academy Ltd., 6.00%, 11/15/27(a)		98	96,823
Bath & Body Works, Inc., 6.88%, 11/01/35		104	103,704
eG Global Finance PLC, 12.00%, 11/30/28(a)		100	105,698
Foot Locker, Inc., 4.00%, 10/01/29(a)(e)		168	141,913
Gap, Inc., 3.63%, 10/01/29(a)		125	107,057

			555,195

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41		105	76,529
3.85%, 05/04/43		120	106,159
3.95%, 08/08/52		55	47,178
4.85%, 05/10/53		40	40,397
4.10%, 08/08/62		230	200,132
Dell International LLC/EMC Corp.
6.02%, 06/15/26		52	53,127
4.90%, 10/01/26		204	204,048
6.10%, 07/15/27		65	67,575
5.75%, 02/01/33		20	21,003
Hewlett Packard Enterprise Co.
6.10%, 04/01/26		40	39,976
5.25%, 07/01/28		75	76,219
Western Digital Corp., 4.75%, 02/15/26		170	165,365

			1,097,708

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		160	146,539
Tapestry, Inc.
4.13%, 07/15/27		150	142,632
7.35%, 11/27/28		60	62,846
7.70%, 11/27/30		80	84,792
3.05%, 03/15/32		485	387,899
7.85%, 11/27/33		110	117,561

			942,269

Thrifts & Mortgage Finance — 0.0%
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)(h)		10	10,126

Tobacco — 1.0%
Altria Group, Inc.
4.80%, 02/14/29(e)		672	673,306
2.45%, 02/04/32		400	327,048
6.88%, 11/01/33		270	297,363
3.40%, 02/04/41		760	562,463
4.50%, 05/02/43		174	148,291
5.95%, 02/14/49		20	20,054
3.70%, 02/04/51		290	202,051
4.00%, 02/04/61		50	36,516
BAT Capital Corp.
3.22%, 09/06/26		160	153,194
3.73%, 09/25/40		80	58,990
7.08%, 08/02/43		290	307,671
7.08%, 08/02/53		539	571,977
BAT International Finance PLC, 1.67%, 03/25/26		200	186,372
Philip Morris International, Inc.
5.13%, 11/17/27		86	87,408
4.88%, 02/15/28		670	675,551
5.63%, 11/17/29		215	224,384
1.75%, 11/01/30		50	41,299

Security		Par (000)		Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
5.75%, 11/17/32	USD	345		$361,092
5.38%, 02/15/33		670		683,799
5.63%, 09/07/33		90		93,298
4.25%, 11/10/44		950		818,849
Reynolds American, Inc., 5.85%, 08/15/45		59		54,621

				6,585,597

Utilities(f) — 0.1%
Coentreprise de Transport d’Electricite SA, 3.75%, 01/17/36	EUR	100		108,962
EDP Servicios Financieros Espana SA, 3.50%, 07/16/30		200		217,253

				326,215

Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	USD	35		29,693
4.45%, 06/01/32		90		88,464
4.20%, 09/01/48		20		17,472
Essential Utilities, Inc., 5.38%, 01/15/34		120		120,744

				256,373

Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp., 5.25%, 08/01/26		75		63,494
Rogers Communications, Inc., 3.20%, 03/15/27		65		62,130
Sprint LLC
7.13%, 06/15/24		244		245,049
7.63%, 02/15/25		170		172,924
7.63%, 03/01/26		446		465,442
T-Mobile U.S., Inc.
3.50%, 04/15/25		100		98,039
4.80%, 07/15/28		100		100,281
3.88%, 04/15/30		344		325,321
2.55%, 02/15/31		40		34,295
2.88%, 02/15/31		101		88,366
2.70%, 03/15/32		34		28,898
5.05%, 07/15/33		208		208,240
5.65%, 01/15/53		70		72,244
3.60%, 11/15/60		230		165,889
5.80%, 09/15/62		400		421,651
T-Mobile USA, Inc.
5.15%, 04/15/34		86		86,644
5.50%, 01/15/55		75		75,887
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(a)		14		11,148

				2,725,942

Total Corporate Bonds — 27.5% (Cost: $179,801,488)				188,616,766

Foreign Agency Obligations

Brazil — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/24(i)	BRL	—	(j)	67,519
Brazilian Government International Bond, 6.13%, 03/15/34(e)	USD	680		673,336

				740,855

Canada — 0.0%
Canada Government International Bond, 2.88%, 04/28/25		35		34,275
Province of Alberta Canada, 1.30%, 07/22/30		10		8,324
Province of Ontario Canada
3.10%, 05/19/27		15		14,483
2.13%, 01/21/32(e)		35		29,991

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	USD	25	$23,578
2.50%, 04/20/26		10	9,609
1.90%, 04/21/31		10	8,550
4.50%, 09/08/33(e)		15	15,140
Series PD, 7.50%, 09/15/29		10	11,632

			155,582

Chile — 0.1%
Chile Government International Bond
3.50%, 01/25/50		200	147,400
4.00%, 01/31/52(e)		200	159,400

			306,800

Colombia — 0.1%
Colombian TES
Series B, 7.50%, 08/26/26	COP	620,900	154,319
Series B, 5.75%, 11/03/27		208,700	48,404
Series B, 6.00%, 04/28/28		419,900	97,084
Series B, 7.75%, 09/18/30		239,800	57,560
Series B, 13.25%, 02/09/33		108,100	33,729

			391,096

Czech Republic — 0.0%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	1,580	65,684
Series 149, 5.50%, 12/12/28		1,250	58,802
Series 150, 5.00%, 09/30/30		670	31,381
Series 49, 4.20%, 12/04/36(f)		220	9,842

			165,709

Guatemala — 0.0%
Guatemala Government Bond, 4.88%, 02/13/28(f)	USD	200	193,250

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33(f)	EUR	5	5,614

Indonesia — 0.2%
Indonesia Government International Bond
2.85%, 02/14/30	USD	470	420,702
4.65%, 09/20/32		450	442,175
Indonesia Treasury Bond
Series FR56, 8.38%, 09/15/26	IDR	543,000	36,097
Series FR59, 7.00%, 05/15/27		1,475,000	95,295
Series FR86, 5.50%, 04/15/26		326,000	20,318

			1,014,587

Mexico — 0.4%
Mexican Bonos
Series M, 7.50%, 06/03/27	MXN	12	64,193
Series M, 8.50%, 03/01/29		76	431,544
Series M, 8.50%, 05/31/29		135	765,619
Series M, 8.50%, 11/18/38		13	67,964
Mexico Government International Bond
2.66%, 05/24/31	USD	930	781,200
4.49%, 05/25/32	EUR	100	109,556
3.50%, 02/12/34	USD	405	338,782
6.34%, 05/04/53		400	397,600

			2,956,458

Panama — 0.1%
Panama Government International Bond 3.88%, 03/17/28		580	529,540

Security		Par (000)	Value

Panama (continued)
Panama Government International Bond (continued)
3.16%, 01/23/30	USD	200	$167,100
3.30%, 01/19/33		200	153,500

			850,140

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51		380	277,020

Philippines — 0.1%
Philippines Government International Bond, 3.00%, 02/01/28		710	666,590

Poland — 0.0%
Republic of Poland Government Bond, Series 1059, 2.75%, 10/25/29	PLN	548	122,450

Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(a)	USD	2	1,976
2.13%, 03/07/28(f)	EUR	18	17,726
2.88%, 03/11/29(f)		32,954
2.50%, 02/08/30(f)		32,841
2.12%, 07/16/31(f)		3	2,611
6.38%, 01/30/34(a)	USD	116	118,332

			146,440

Saudi Arabia — 0.0%
Saudi Government International Bond, 4.75%, 01/16/30(a)		200	198,935

South Africa — 0.0%
Republic of South Africa Government Bond, Series R213, 7.00%, 02/28/31	ZAR	2,456	110,123

Supranational — 0.1%
European Union(f)
2.50%, 10/04/52	EUR	170	158,482
Series NGEU, 3.00%, 03/04/53		640	658,945

			817,427

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	USD	500	499,500
5.10%, 06/18/50		30	29,187

			528,687

Total Foreign Agency Obligations — 1.4% (Cost: $9,441,911)			9,647,763

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	115,991
Series S-1, 7.04%, 04/01/50		40	49,485
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	120,240
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34		100	106,289
Series RY, 6.76%, 07/01/34		120	135,609
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	34,293
State of California, GO, BAB
7.55%, 04/01/39		150	188,017
7.35%, 11/01/39		100	122,915

19

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
State of California, Refunding GO, 4.60%, 04/01/38	USD	370	$358,277
University of California, RB, Series AD, 4.86%, 05/15/2112		170	159,408

			1,390,524

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,510

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48		75	57,573

Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		49	55,722
State of Illinois, GO, 5.10%, 06/01/33		415	411,624

			467,346

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A, 4.15%, 02/01/33		230	224,674

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49		50	35,861
Commonwealth of Massachusetts, Refunding GO, Series D, 2.66%, 09/01/39		49	39,687
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43(e)		50	37,268
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41		90	71,125

			183,941

Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	66,797

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		130	161,400

New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(e)		15	16,926
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	83,201
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	146,691
Metropolitan Transportation Authority, Refunding RB, Series C-2, Sustainability Bonds, 5.18%, 11/15/49		50	48,287
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42		50	55,555
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	66,709
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	67,107
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39		50	51,593

Security		Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	USD	30	$32,204
Series 168, 4.93%, 10/01/51		110	109,053

			677,326

Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	46,149
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	38,105

			84,254

Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	49,436
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	53,302
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	37,267
State of Texas, GO, BAB, 5.52%, 04/01/39		115	123,620

			263,625

Total Municipal Bonds — 0.5% (Cost: $3,462,846)			3,630,970

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.1%
A&D Mortgage Trust, Series 2023, 7.05%, 11/25/68(a)(b)		142	145,059
Ajax Mortgage Loan Trust(a)(b)
Series 2021-C, Class A, 2.12%, 01/25/61		49	47,486
Series 2023, 3.50%, 05/25/63		235	222,754
Alternative Loan Trust
Series 2005-31, Class 1A1, (1-mo. Term SOFR + 0.39%), 6.03%, 08/25/35(c)		467	425,045
Series 2006-OA17, Class 1A1D, (1-mo. Term SOFR + 0.40%), 5.76%, 12/20/46(c)		340	292,468
Series 2006-OA2, Class A5, (1-mo. Term SOFR + 0.57%), 5.93%, 05/20/46(c)		214	179,103
Series 2006-OC10, Class 2A3, (1-mo. Term SOFR + 0.57%), 5.93%, 11/25/36(c)		358	288,908
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 5.97%, 07/25/46(c)		404	339,047
Series 2007-19, Class 1A34, 6.00%, 08/25/37		289	146,850
American Home Mortgage Investment Trust,
Series 2007-1, Class GA1C, (1-mo. Term SOFR + 0.30%), 5.66%, 05/25/47(c)		361	193,088
Angel Oak Mortgage Trust(a)(b)
Series 2023-7, 4.80%, 11/25/67		177	173,156
Series 2024-1, 5.21%, 08/25/68		50	49,231
CFK Trust, Series 2020-MF2, 2.79%, 03/15/39(a)		330	280,503
Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 4.73%, 02/25/37(c)		131	124,713
CHL Mortgage Pass-Through Trust
Series 2007-11, Class A1, 6.00%, 08/25/37		535	231,581
Series 2007-3, Class A17, 6.00%, 04/25/37		159	76,906
Series 2007-4, Class 1A47, 6.00%, 05/25/37		276	122,812
Series 2007-8, 5.88%, 01/25/38		141	62,228
Series 2007-8, 6.00%, 01/25/38		90	40,552

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(c)
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.50%, 01/25/40	USD	410	$415,915
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40		975	1,027,254
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40		1,250	1,316,594
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.44%, 10/25/41		750	768,518
Series 2021-R01, Class 1M2, (30-day Avg SOFR + 1.55%), 6.89%, 10/25/41		100	100,563
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.49%, 12/25/41		865	886,070
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.34%, 12/25/41		345	345,369
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 7.24%, 12/25/41		350	353,164
Series 2022-R02, Class 2M1, (30-day Avg SOFR + 1.20%), 6.54%, 01/25/42		772	773,058
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 01/25/42		1,500	1,537,500
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.59%, 03/25/42		400	445,217
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.34%, 03/25/42		374	379,463
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 04/25/42		1,500	1,544,070
Series 2022-R06, Class 1M1, (30-day Avg SOFR + 2.75%), 8.09%, 05/25/42		1,510	1,555,578
Series 2022-R08, Class 1M1, (30-day Avg SOFR + 2.55%), 7.89%, 07/25/42		471	484,694
Series 2023-R01, Class 1M1, (30-day Avg SOFR + 2.40%), 7.74%, 12/25/42		535	548,874
Series 2023-R02, Class 1M2, (30-day Avg SOFR + 3.35%), 8.69%, 01/25/43		80	84,785
Series 2023-R08, Class 1M1, (30-day Avg SOFR + 1.50%), 6.84%, 10/25/43		1,486	1,492,388
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(a)(b)		141	139,432
CSMC, Series 2019-NQM1, Class A3, 4.06%, 10/25/59(a)(b)		73	71,255
CSMC Trust(a)(c)
Series 2020-NQM6, 8.85%, 12/25/67		206	208,407
Series 2021-RRL2, 3.53%, 02/25/60		71	71,147
Deephaven Residential Mortgage Trust,
Series 2022-2, Class M1, 4.33%, 03/25/67(a)(c)		100	85,337
Fannie Mae Connecticut Avenue Securities(c)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 11.15%, 04/25/28		233	248,308
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.45%, 05/25/30		138	138,253
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.64%, 11/25/41(a)		500	514,665
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.24%, 11/25/41(a)		296	296,345
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.34%, 11/25/41(a)		2,150	2,166,104
Fannie Mae Mortgage-Backed Securities, Series 2023- R03, Class 2M1, (30-day Avg SOFR + 2.50%), 7.84%, 04/25/43(a)(c)		250	255,438

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac, Series 2016-DNA4, Class M3, (30-day Avg SOFR + 3.91%), 9.25%, 03/25/29(c)	USD	126	$131,818
Freddie Mac STACR REMIC Trust(a)(c)
Series 2020-DNA5, Class M2, (30-day Avg SOFR + 2.80%), 8.14%, 10/25/50		499	506,191
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.99%, 01/25/51		200	208,126
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.09%, 10/25/33		131	131,029
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.39%, 01/25/34		465	489,975
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 10/25/41		1,350	1,387,940
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.99%, 11/25/41		1,294	1,339,249
Series 2021-HQA1, Class M2, (30-day Avg SOFR + 2.25%), 7.59%, 08/25/33		657	668,172
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.69%, 09/25/41		1,610	1,649,022
Series 2021-HQA3, Class M1, (30-day Avg SOFR + 1.85%), 7.19%, 11/25/43		724	730,646
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.44%, 09/25/41		700	703,042
Series 2021-HQA4, Class M1, (30-day Avg SOFR + 0.95%), 6.29%, 12/25/41		1,418	1,408,553
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.69%, 12/25/41		750	752,580
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.84%, 01/25/42		980	989,097
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.54%, 05/25/42		333	338,794
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.44%, 03/25/42		345	348,373
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.59%, 03/25/42		1,250	1,345,739
Series 2023-DNA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.44%, 03/25/43		861	876,809
Series 2023-HQA1, Class M1A, (30-day Avg SOFR + 2.00%), 7.34%, 05/25/43		1,298	1,312,968
Freddie Mac Structured Agency Credit Risk Debt Notes(c)
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.70%, 07/25/29		341	352,843
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 9.00%, 08/25/29		114	118,747
Series 2018-DNA1, Class M2, (30-day Avg SOFR + 1.91%), 7.25%, 07/25/30		796	804,093
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.34%, 11/25/50(a)		750	829,096
Series 2020-HQA5, Class M2, (30-day Avg SOFR + 2.60%), 7.94%, 11/25/50(a)		2,003	2,045,675
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 08/25/33(a)		205	222,988
Series 2023-DNA2, Class M1A, (30-day Avg SOFR + 2.10%), 7.44%, 04/25/43(a)		1,074	1,098,425
GCAT Trust, 4.25%, 05/25/67(a)(c)		157	146,310
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(c)		78	71,800
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 5.82%, 03/25/35(a)(c)		155	139,969

21

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund I Trust, Series 2020-2, 5.45%, 05/25/65(a)(c)	USD	570	$550,683
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		90	89,707
JP Morgan Alternative Loan Trust, Series 2006-A1, 4.80%, 03/25/36(c)		840	644,905
KSL Commercial Mortgage Trust, Series 2023-HT, (1-mo. Term SOFR + 2.29%), 7.62%, 12/15/36(a)(c)		100	100,376
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		366	260,766
MFA Trust, Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(c)		100	86,542
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		139	139,996
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.34%, 12/27/46(a)(c)		349	293,474
MSWF Commercial Mortgage Trust(c)
Series 2023-2, 1.14%, 12/15/56		1,114	73,460
Series 2023-2, 6.01%, 12/15/56		40	43,568
PRET LLC, Series 2024-NAPL, 7.14%, 01/25/54(a)(b)		187	186,677
PRKCM Trust(a)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(c)		95	91,367
Series 2023-AFC1, Class A1, 6.60%, 02/25/58(b)		125	125,644
RALI Trust, Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 5.79%, 04/25/37(c)		157	137,681
RCO Mortgage LLC, Series 2024-1, 7.02%, 01/25/29(a)		116	115,840
Reperforming Loan REMIC Trust(a)(c)
Series 2005-R1, (1-mo. Term SOFR + 0.47%), 5.81%, 03/25/35		202	182,866
Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 5.83%, 03/25/35		33	30,093
Series 2005-R2, Class 1AF1, (1-mo. Term SOFR + 0.45%), 5.81%, 06/25/35		18	16,787
Residential Asset Securitization Trust
Series 2006-A14CB, 6.25%, 12/25/36		347	243,014
Series 2007-A9, Class A1, (1-mo. Term SOFR + 0.66%), 6.02%, 09/25/37(c)		1,088	318,570
Series 2007-A9, Class A2, (1-mo. Term SOFR + 6.34%), 0.98%, 09/25/37(c)		1,088	128,853
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.42%, 10/25/37(c)		262	159,900
Sequoia Mortgage Trust(a)(c)
Series 2017-CH1, Class B3, 4.52%, 08/25/47		143	127,945
Series 2017-CH2, Class B3, 4.51%, 12/25/47		149	138,879
TVC Mortgage Trust, Series 2023-RTL1, 8.25%, 11/25/27(a)(b)		175	176,074
Verus Securitization Trust(a)(c)
Series 2023-3, 4.08%, 02/25/67		100	77,337
Series 2023-INV1, Class M1, 7.59%, 02/25/68		120	121,797
Wachovia Mortgage Loan Trust, Series 2006-AMN1,
Class A2, (1-mo. Term SOFR + 0.41%), 1.82%, 08/25/36(c)		1,048	359,032
WaMu Mortgage Pass-Through Certificates
Series 2007-HY4 Trust, Series 2007-HY4, Class 1A1, 3.33%, 04/25/37(c)		391	336,128

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust, Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.76%, 06/25/47(c)	USD	92	$73,502
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		173	132,253
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		357	140,670
Series 2007-5, Class A6, 6.00%, 06/25/37		166	146,031
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 6.26%, 04/25/47(c)		95	78,481
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2005-AR1 Trust, Series 2005-AR1, Class A1A, (1-mo. Term SOFR + 0.63%), 5.99%, 12/25/35(c)		178	146,953
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-8 Trust,
Series 2006-8, 4.15%, 10/25/36(b)		86	29,346
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-OA2 Trust,
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.71%, 01/25/47(c)		211	165,823

			49,114,344

Commercial Mortgage-Backed Securities — 2.6%
280 Park Avenue 2017-280P Mortgage Trust, Series 2017-280P, Class B, (1-mo. Term SOFR + 1.38%), 6.74%, 09/15/34(a)(c)		283	270,831
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(c)		300	304,469
ACREC LLC, Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 7.59%, 02/19/38(a)(c)		150	149,913
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.50%, 10/25/33		65	63,451
Banc of America Funding Trust, Series 2007-3, (1-mo. Term SOFR + 0.29%), 5.63%, 04/25/37(c)		228	185,646
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	222,148
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	218,706
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(c)		150	139,177
Series BN37, Class A4, 2.37%, 11/15/64		350	293,231
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56		40	41,771
Series 2023-C22, Class A5, 6.80%, 11/15/56(c)		530	608,667
Bear Stearns Asset Backed Securities I Trust, Series IM1, (1-mo. Term SOFR + 0.67%), 6.01%, 04/25/36(c)		197	178,113
Beast Mortgage Trust(a)(c)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.23%, 04/15/36		263	259,959
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.28%, 04/15/36		30	28,218
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.38%, 04/15/36		30	28,159
BHP Trust, Series 2019-BXHP, Class C, (1-mo. Term SOFR + 1.57%), 6.93%, 08/15/36(a)(c)		21	20,823
BMO Mortgage Trust, Series 2023, 0.95%, 06/15/56(c)		349	17,649
BX Commercial Mortgage Trust(a)(c) Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.40%, 10/15/36		118	117,449

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(c) (continued)
Series 2020-VKNG, Class A, (1-mo. Term SOFR + 1.04%), 6.41%, 10/15/37	USD	179	$178,230
Series 2020-VKNG, Class D, (1-mo. Term SOFR + 1.81%), 7.18%, 10/15/37		332	329,175
Series 2021-VIV5, Class A, 2.84%, 03/09/44		140	119,469
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 8.50%, 06/15/27		488	489,268
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.37%, 02/15/39		122	120,485
Series 2023-VLT3, (1-mo. Term SOFR + 1.94%), 7.27%, 11/15/28		200	200,336
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 7.09%, 12/09/40		100	100,625
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.92%, 12/09/40		333	335,919
Series 2024-XL4, (1-mo. Term SOFR + 1.44%), 6.44%, 02/15/39		100	99,750
Series 2024-XL4, (1-mo. Term SOFR + 3.14%), 8.14%, 02/15/39		170	169,575
Series 2024-XL4, (1-mo. Term SOFR + 4.19%), 9.19%, 02/15/39		110	109,725
BX Trust(a)
Series 2019-OC11, Class A, 3.20%, 12/09/41		87	78,368
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 6.38%, 10/15/36(c)		242	238,673
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 7.12%, 10/15/36(c)		410	402,056
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.72%, 10/15/36(c)		270	263,081
Series 2021-MFM1, Class A, (1-mo. Term SOFR + 0.81%), 6.18%, 01/15/34(c)		165	163,408
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 6.85%, 04/15/37(c)		108	108,022
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 6.36%, 01/15/39(c)		150	148,781
Series 2023, (1-mo. Term SOFR + 4.39%), 9.72%, 05/15/38(c)		262	263,310
Series 2023, Class A, (1-mo. Term SOFR + 2.69%), 8.05%, 05/15/38(c)		140	141,225
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (1-mo. Term SOFR + 1.12%), 6.73%, 12/15/37(a)(c)		100	100,000
CENT Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.62%), 7.95%, 09/15/38(a)(c)		34	34,255
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	530,231
Citigroup Commercial Mortgage Trust, Series 2015- GC27, Class AS, 3.57%, 02/10/48		75	73,025
Cold Storage Trust(a)(c)
Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.37%, 11/15/37		149	148,948
Series 2020-ICE5, Class C, (1-mo. Term SOFR + 1.76%), 7.12%, 11/15/37		138	136,974
Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.96%, 11/15/37		167	165,976
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	446,764
Credit Suisse Mortgage Capital Certificates Trust(a)(c) Series 2019-ICE4, Class A, (1-mo. Term SOFR + 1.03%), 6.39%, 05/15/36		150	149,534

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates Trust(a)(c) (continued) Series 2019-ICE4, Class B, (1-mo. Term SOFR + 1.28%), 6.64%, 05/15/36	USD	100	$99,627
CSMC(a)
Series 2020-NET, Class B, 2.82%, 08/15/37		570	528,020
Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 6.63%, 11/15/38(c)		300	297,188
Extended Stay America Trust(a)(c)
Series 2021-ESH, Class A, (1-mo. Term SOFR + 1.19%), 6.56%, 07/15/38		137	136,938
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 9.18%, 07/15/38		534	531,399
GS Mortgage Securities Corp II(a)(c)
Series 2023, Class C, 5.69%, 09/10/38		530	518,160
Series 2023, Class E, 7.68%, 09/10/38		100	98,253
GS Mortgage Securities Corp Trust, Series 2023, Class B, (1-mo. Term SOFR + 2.79%), 8.12%, 03/15/28(a)(c)		510	510,159
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(c)		56	52,243
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	280,971
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	167,178
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 6.63%, 10/15/36(a)(c)		100	96,327
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2B, (1-mo. Term SOFR + 0.45%), 5.81%, 08/25/36(c)		101	98,319
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	124,470
Series 2022, Class B, (1-mo. Term SOFR + 3.37%), 8.71%, 12/15/36(a)(c)		371	371,292
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	35,408
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.62%, 12/15/36(a)(c)		558	561,488
MED Trust(a)(c)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.43%, 11/15/38		481	475,886
Series 2021, Class F, (1-mo. Term SOFR + 4.11%), 9.48%, 11/15/38		481	472,281
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 6.28%, 04/15/38(a)(c)		126	125,084
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.23%, 07/15/38(a)(c)		250	240,000
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	285,064
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 6.77%, 03/15/39(a)(c)		100	97,875
One New York Plaza Trust, Series 2020-1NYP, Class A, (1-mo. Term SOFR + 1.06%), 6.43%, 01/15/36(a)(c)		10	9,831
Open Trust, Series 2023, Class A, (1-mo. Term SOFR + 3.09%), 8.42%, 10/15/28(a)(c)		194	195,008
SREIT Trust, Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.21%, 11/15/38(a)(c)		144	142,094

23

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.55%, 05/15/37(a)(c)	USD	174	$173,563
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(c)		580	537,745
Velocity Commercial Capital Loan Trust(a)(c)
Series 2020-1, 2.61%, 02/25/50		592	529,969
Series 2023-2, 7.03%, 05/25/53		148	149,736
Series 2024-1, 6.55%, 01/25/54		140	142,375
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%, 02/15/48		130	125,499
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	189,910
WFRBS Commercial Mortgage Trust, Series 2014- C25, Class A5, 3.63%, 11/15/47		300	294,114

			17,687,042

Total Non-Agency Mortgage-Backed Securities — 9.7% (Cost: $65,986,837)			66,801,386

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, 3.00%, 02/25/52		78	12,056
Fannie Mae Strip, 3.00%, 10/15/52		365	60,451
Freddie Mac Multifamily Structured Pass Through Certificates, 5.03%, 10/25/31		33	33,574
Ginnie Mae, Series 2023-119, 2.25%, 04/16/65		40	32,386

			138,467

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae Interest Strip, 3.00%, 03/25/50		185	31,646
Fannie Mae REMICS, Series 2021-31, Class IB, 4.00%, 06/25/51		57	11,087
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.46%, 02/25/31(c)		150	123,208

			165,941

Mortgage-Backed Securities — 33.0%
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		190	179,602
3.50%, 04/01/48		67	62,570
Ginnie Mae Mortgage-Backed Securities(k)
4.00%, 11/20/40 - 02/20/54		3,159	3,002,562
3.50%, 09/20/46 - 02/20/54		4,697	4,347,213
4.50%, 02/20/49 - 02/20/54		2,694	2,628,204
3.00%, 06/20/50 - 02/20/54		6,140	5,487,396
2.00%, 02/20/51 - 02/20/54		8,821	7,346,760
2.50%, 10/20/51 - 02/20/54		8,302	7,177,035
5.50%, 02/20/53 - 02/20/54		1,860	1,871,565
5.00%, 02/20/54		2,470	2,453,579
6.00%, 02/20/54		1,544	1,567,549
6.50%, 02/20/54		1,173	1,198,914
Uniform Mortgage-Backed Securities
3.00%, 07/01/31 - 02/13/54(k)		17,039	15,143,274
3.50%, 05/01/33 - 03/13/54(k)		17,481	16,015,663
2.50%, 01/01/35 - 02/13/54(k)		29,241	25,025,623
2.00%, 05/01/36 - 02/13/54(k)		47,346	39,237,369
1.50%, 09/01/36 - 02/13/54(k)		4,141	3,395,017
4.00%, 02/15/39 - 02/13/54(k)		12,419	11,795,744
4.50%, 02/15/39 - 03/13/54(k)		15,946	15,456,219

Security		Par (000)	Value

Mortgage-Backed Securities(continued)
Uniform Mortgage-Backed Securities(continued)
5.50%, 09/01/48 - 02/13/54(k)	USD	13,602	$13,656,162
5.00%, 06/01/52 - 02/13/54(k)		22,968	22,674,459
6.00%, 10/01/52 - 02/13/54(k)		6,138	6,222,407
6.50%, 08/01/53 - 02/13/54(k)		5,392	5,526,123
7.00%, 12/01/53 - 03/13/54(k)		13,808	14,239,663
7.50%, 12/01/53 - 01/01/54		128	133,620

			225,844,292

Total U.S. Government Sponsored Agency Securities — 33.0% (Cost: $224,034,971)			226,148,700

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		2,100	2,190,809
1.13%, 05/15/40 - 08/15/40		5,152	3,253,810
4.38%, 05/15/40 - 08/15/43		5,220	5,273,978
1.88%, 02/15/41 - 11/15/51		2,514	1,662,354
4.75%, 02/15/41 - 11/15/53		3,873	4,134,824
3.13%, 11/15/41 - 05/15/48		6,583	5,462,287
2.38%, 02/15/42 - 05/15/51		1,717	1,221,349
4.00%, 11/15/42 - 11/15/52(e)		5,257	5,048,110
3.88%, 02/15/43		1,015	955,488
2.88%, 05/15/43 - 05/15/52		2,369	1,849,397
3.63%, 08/15/43 - 05/15/53		2,214	1,994,932
3.75%, 11/15/43		4,711	4,342,769
3.00%, 02/15/47 - 08/15/52(e)		8,714	6,964,563
3.38%, 11/15/48		100	85,109
2.25%, 08/15/49		875	594,521
1.38%, 08/15/50		907	488,009
1.63%, 11/15/50		779	448,564
4.13%, 08/15/53		6,534	6,424,760
U.S. Treasury Inflation Indexed Notes, 1.38%, 07/15/33		567	552,817
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 02/15/53		330	296,071
U.S. Treasury Notes
1.50%, 02/15/25		1,400	1,354,227
3.88%, 03/31/25 - 08/15/33		26,952	26,834,571
2.63%, 04/15/25 - 05/31/27		9,819	9,438,780
0.38%, 04/30/25 - 09/30/27		1,687	1,547,568
2.88%, 06/15/25 - 05/15/32		17,398	16,661,290
0.25%, 06/30/25 - 07/31/25		4,036	3,798,002
3.50%, 09/15/25 - 04/30/30		2,738	2,701,063
5.00%, 09/30/25 - 10/31/25		18,040	18,245,021
4.00%, 12/15/25 - 10/31/29		6,969	6,979,164
4.25%, 12/31/25 - 01/31/26		843	843,364
0.50%, 02/28/26 - 08/31/27		3,595	3,244,796
3.75%, 04/15/26 - 12/31/30		1,188	1,176,775
4.13%, 06/15/26 - 11/15/32		5,255	5,315,134
0.88%, 06/30/26		1,421	1,317,533
4.50%, 07/15/26 - 11/15/33		2,612	2,699,698
0.63%, 07/31/26 - 08/15/30		1,490	1,302,877
4.63%, 10/15/26 - 09/30/28		23,524	23,885,007
1.63%, 11/30/26 - 05/15/31		3,308	2,974,444
3.63%, 03/31/28 - 03/31/30		2,009	1,986,990
4.88%, 10/31/28 - 10/31/30(e)		15,940	16,731,446
1.38%, 12/31/28		3,605	3,204,225
4.38%, 11/30/30		3	3,080

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.25%, 08/15/31	USD	3,115	$2,578,149
2.75%, 08/15/32		616	562,750
3.38%, 05/15/33		412	393,782

Total U.S. Treasury Obligations — 30.5% (Cost: $203,095,040)			209,024,257

Total Long-Term Investments — 109.3% (Cost: $730,944,864)			749,711,383

		Shares

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(l)(m)(n)	14,056,754		14,065,188
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(l)(m)	62,769,116		62,769,116

Total Short-Term Securities — 11.2% (Cost: $76,832,733)			76,834,304

Options Purchased — 0.0% (Cost: $304,472)			172,053

Total Investments Before TBA Sale Commitments and Options Written — 120.5% (Cost: $808,082,069)			826,717,740

		Par (000)

TBA Sale Commitments(k)

Mortgage-Backed Securities — (5.4)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 02/20/54	USD	(725)	(603,702)
3.00%, 02/20/54		(33)	(29,476)
4.50%, 02/20/54		(1,891)	(1,841,027)
5.50%, 02/20/54		(485)	(488,102)
Uniform Mortgage-Backed Securities
1.50%, 02/15/39 - 02/13/54		(21)	(17,185)
2.00%, 02/15/39 - 02/13/54		(2,571)	(2,074,677)
2.50%, 02/15/39 - 02/13/54		(46)	(41,319)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.00%, 02/15/39 - 02/13/54	USD	(40)	$(36,866)
3.50%, 02/15/39 - 02/13/54		(3,912)	(3,560,827)
4.00%, 02/15/39 - 03/13/54		(3,464)	(3,260,633)
4.50%, 02/13/54		(3,309)	(3,199,130)
5.00%, 02/13/54		(4,259)	(4,203,210)
5.50%, 02/13/54		(2,041)	(2,046,809)
6.00%, 02/13/54		(442)	(448,052)
6.50%, 02/13/54 - 03/13/54		(8,883)	(9,092,796)
7.00%, 02/13/54		(6,120)	(6,311,657)

Total TBA Sale Commitments — (5.4)% (Proceeds: $(37,130,623))			(37,255,468)

Options Written — (0.1)% (Premiums Received: $(912,695))			(804,639)

Total Investments, Net of TBA Sale Commitments and Options Written — 115.0% (Cost: $770,038,751)			788,657,633

Liabilities in Excess of Other Assets — (15.0)%			(102,775,885)

Net Assets — 100.0%			$ 685,881,748

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Zero-coupon bond.
(j)	Rounds to less than 1,000.
(k)	Represents or includes a TBA transaction. (l) Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,160,500	$10,903,741	(a)	$—		$(231)	$1,178	$14,065,188	14,056,754	$8,444	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	64,574,018	—		(1,804,902	)(a)	—	—	62,769,116	62,769,116	963,005		—

						$(231)	$1,178	$76,834,304		$971,449		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	116	03/07/24	$17,030	$17,699
10-Year Australian Treasury Bonds	4	03/15/24	305	7,161
10-Year Canadian Bond	54	03/19/24	4,887	(38,983)
10-Year U.S. Treasury Note	210	03/19/24	23,595	173,024
U.S. Long Bond	39	03/19/24	4,782	29,586
Ultra U.S. Treasury Bond	53	03/19/24	6,854	240,337
Long Gilt	9	03/26/24	1,140	11,270
5-Year U.S. Treasury Note	154	03/28/24	16,701	153,068
3-Month SONIA Index	1	03/18/25	304	(809)

				592,353

Short Contracts
30-Year Euro Buxl Bond	7	03/07/24	1,041	(40,359)
Euro BOBL	7	03/07/24	897	(3,156)
Euro Bund	13	03/07/24	1,909	(9,521)
Euro OAT	29	03/07/24	4,086	(108,462)
10-Year Australian Treasury Bonds	74	03/15/24	5,638	(69,240)
10-Year Canadian Bond	15	03/19/24	1,357	(38,829)
10-Year U.S. Treasury Note	59	03/19/24	6,629	(39,684)
10-Year U.S. Ultra Long Treasury Note	93	03/19/24	10,885	(303,653)
U.S. Long Bond	18	03/19/24	2,207	(121,935)
2-Year U.S. Treasury Note	69	03/28/24	14,191	(52,373)
5-Year U.S. Treasury Note	185	03/28/24	20,062	(96,367)
3-Month SOFR	3	06/18/24	712	368

				(883,211)

				$(290,858)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,937	BRL	64,082	BNP Paribas SA	02/02/24	$2
USD	13,978	BRL	69,241	BNP Paribas SA	02/02/24	3
USD	14,000	BRL	68,820	BNP Paribas SA	02/02/24	109
USD	13,000	BRL	63,823	Citibank N.A.	02/02/24	118
USD	13,000	BRL	63,823	Citibank N.A.	02/02/24	118

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,883	BRL	98,490	Citibank N.A.	02/02/24	$4
USD	12,890	BRL	63,849	Morgan Stanley & Co. International PLC	02/02/24	2
USD	32,595	BRL	161,461	Morgan Stanley & Co. International PLC	02/02/24	6
USD	32,595	BRL	161,461	Morgan Stanley & Co. International PLC	02/02/24	6
USD	73,000	BRL	358,539	Morgan Stanley & Co. International PLC	02/02/24	632
COP	514,043,000	USD	131,067	Morgan Stanley & Co. International PLC	02/05/24	866
USD	102,452	EUR	94,661	Citibank N.A.	02/06/24	136
AUD	31,458	EUR	19,000	Goldman Sachs International	02/22/24	101
AUD	31,000	USD	20,270	Barclays Bank PLC	02/22/24	81
CLP	6,525,960	USD	7,000	Barclays Bank PLC	02/22/24	7
COP	50,455,000	GBP	10,000	Morgan Stanley & Co. International PLC	02/22/24	234
COP	50,455,000	GBP	10,000	Morgan Stanley & Co. International PLC	02/22/24	234
COP	78,930,000	USD	20,000	Citibank N.A.	02/22/24	195
COP	139,930,000	USD	35,000	Citibank N.A.	02/22/24	802
GBP	27,000	USD	34,180	BNP Paribas SA	02/22/24	42
HUF	7,379,220	EUR	19,000	UBS AG	02/22/24	184
INR	1,663,840	USD	20,000	Barclays Bank PLC	02/22/24	14
INR	1,663,840	USD	20,000	Barclays Bank PLC	02/22/24	14
JPY	988,208	CAD	9,000	Barclays Bank PLC	02/22/24	39
JPY	4,980,044	EUR	31,000	Barclays Bank PLC	02/22/24	413
JPY	2,948,262	USD	20,000	BNP Paribas SA	02/22/24	94
MXN	243,348	USD	14,000	Barclays Bank PLC	02/22/24	92
MXN	121,061	USD	7,000	Morgan Stanley & Co. International PLC	02/22/24	10
MXN	348,733	USD	20,000	Morgan Stanley & Co. International PLC	02/22/24	194
USD	20,462	AUD	31,000	Barclays Bank PLC	02/22/24	111
USD	20,470	AUD	31,000	Barclays Bank PLC	02/22/24	119
USD	1,000	CLP	911,220	Morgan Stanley & Co. International PLC	02/22/24	22
USD	20,000	CNH	143,302	Barclays Bank PLC	02/22/24	43
USD	20,000	CNH	143,302	Barclays Bank PLC	02/22/24	43
USD	13,000	CZK	293,302	Barclays Bank PLC	02/22/24	242
USD	13,000	CZK	293,302	Barclays Bank PLC	02/22/24	242
USD	10,963	EUR	10,000	Barclays Bank PLC	02/22/24	147
USD	18,637	EUR	17,000	Barclays Bank PLC	02/22/24	250
USD	21,926	EUR	20,000	Barclays Bank PLC	02/22/24	294
USD	19,523	EUR	18,000	BNP Paribas SA	02/22/24	54
USD	66,326	EUR	61,000	UBS AG	02/22/24	348
USD	13,960	GBP	11,000	BNP Paribas SA	02/22/24	17
USD	20,339	GBP	16,000	BNP Paribas SA	02/22/24	59
USD	14,000	HUF	4,875,294	UBS AG	02/22/24	301
USD	20,000	MXN	339,396	Goldman Sachs International	02/22/24	346
USD	20,437	MXN	349,716	UBS AG	02/22/24	186
USD	314,250	MXN	5,377,448	UBS AG	02/22/24	2,854
USD	121,747	PLN	483,942	Barclays Bank PLC	02/22/24	914
USD	19,000	TWD	585,789	Citibank N.A.	02/22/24	232
USD	29,000	TWD	894,099	Citibank N.A.	02/22/24	354
USD	20,286	ZAR	378,537	BNP Paribas SA	02/22/24	101
ZAR	246,326	EUR	12,000	Morgan Stanley & Co. International PLC	02/22/24	156
ZAR	246,329	EUR	12,000	Morgan Stanley & Co. International PLC	02/22/24	156
ZAR	469,291	USD	25,000	Barclays Bank PLC	02/22/24	24
USD	13,000	BRL	64,015	Morgan Stanley & Co. International PLC	03/04/24	111
USD	65,885	CZK	1,490,404	BNP Paribas SA	03/04/24	1,072
USD	2,302	EUR	2,120	Morgan Stanley & Co. International PLC	03/14/24	8
USD	3,450	EUR	3,171	Morgan Stanley & Co. International PLC	03/14/24	17
BRL	120,000	USD	23,867	Barclays Bank PLC	03/20/24	249
CAD	200,000	USD	148,816	BNP Paribas SA	03/20/24	36
CAD	70,000	USD	52,091	Morgan Stanley & Co. International PLC	03/20/24	8
CAD	110,000	USD	81,413	Morgan Stanley & Co. International PLC	03/20/24	456
CHF	40,000	USD	45,968	Barclays Bank PLC	03/20/24	621
CHF	70,000	USD	80,986	Barclays Bank PLC	03/20/24	543
CHF	420,000	USD	482,864	Barclays Bank PLC	03/20/24	6,315
COP	210,000,000	USD	52,624	Barclays Bank PLC	03/20/24	847
COP	710,000,000	USD	179,921	Barclays Bank PLC	03/20/24	860

27

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	240,000,000	USD	59,865	BNP Paribas SA	03/20/24	$1,244
COP	38,568,724	USD	9,673	Citibank N.A.	03/20/24	148
COP	1,270,000,000	USD	310,692	Citibank N.A.	03/20/24	12,677
COP	74,608,221	USD	18,920	Goldman Sachs International	03/20/24	77
COP	150,000,000	USD	37,348	Goldman Sachs International	03/20/24	845
COP	170,000,000	USD	42,361	Goldman Sachs International	03/20/24	925
COP	230,000,000	USD	57,026	Goldman Sachs International	03/20/24	1,537
COP	290,000,000	USD	72,266	Goldman Sachs International	03/20/24	1,574
COP	380,000,000	USD	95,392	Goldman Sachs International	03/20/24	1,364
COP	180,000,000	USD	44,532	Morgan Stanley & Co. International PLC	03/20/24	1,299
GBP	160,000	USD	202,773	Goldman Sachs International	03/20/24	70
GBP	70,000	USD	88,466	Morgan Stanley & Co. International PLC	03/20/24	278
GBP	130,000	USD	163,228	Morgan Stanley & Co. International PLC	03/20/24	1,582
GBP	20,000	USD	25,332	UBS AG	03/20/24	23
GBP	80,000	USD	100,719	UBS AG	03/20/24	703
HUF	45,000,000	USD	125,850	Barclays Bank PLC	03/20/24	270
HUF	19,000,000	USD	53,106	Morgan Stanley & Co. International PLC	03/20/24	145
HUF	125,000,000	USD	349,922	Morgan Stanley & Co. International PLC	03/20/24	411
INR	3,900,000	USD	46,814	Bank of America N.A.	03/20/24	39
INR	7,700,000	USD	92,470	Bank of America N.A.	03/20/24	34
INR	10,600,000	USD	127,246	Goldman Sachs International	03/20/24	97
INR	71,800,000	USD	858,272	Goldman Sachs International	03/20/24	4,300
KRW	245,000,000	USD	183,615	Bank of America N.A.	03/20/24	449
KRW	260,000,000	USD	194,733	Bank of America N.A.	03/20/24	600
KRW	165,000,000	USD	123,957	Barclays Bank PLC	03/20/24	5
MXN	1,300,000	USD	73,872	Bank of America N.A.	03/20/24	1,071
MXN	5,600,000	USD	316,488	Citibank N.A.	03/20/24	6,343
MXN	700,000	USD	40,262	Goldman Sachs International	03/20/24	92
MXN	1,000,000	USD	57,054	Morgan Stanley & Co. International PLC	03/20/24	594
PLN	150,000	USD	37,287	Barclays Bank PLC	03/20/24	153
PLN	200,000	USD	49,630	Barclays Bank PLC	03/20/24	290
PLN	2,600,000	USD	644,008	Morgan Stanley & Co. International PLC	03/20/24	4,948
PLN	400,000	USD	99,593	UBS AG	03/20/24	246
PLN	1,000,000	USD	248,021	UBS AG	03/20/24	1,578
SEK	82,026	USD	7,878	Bank of America N.A.	03/20/24	19
SEK	1,200,000	USD	115,243	Citibank N.A.	03/20/24	285
SEK	800,000	USD	76,975	Goldman Sachs International	03/20/24	43
SEK	1,717,974	USD	165,055	Goldman Sachs International	03/20/24	340
SEK	1,000,000	USD	96,246	Morgan Stanley & Co. International PLC	03/20/24	27
SEK	8,800,000	USD	844,999	Morgan Stanley & Co. International PLC	03/20/24	2,206
SGD	90,000	USD	67,144	Barclays Bank PLC	03/20/24	85
THB	2,400,000	USD	67,372	Barclays Bank PLC	03/20/24	525
THB	2,700,000	USD	76,019	Barclays Bank PLC	03/20/24	365
THB	4,100,000	USD	115,816	Barclays Bank PLC	03/20/24	174
THB	1,200,000	USD	33,670	Goldman Sachs International	03/20/24	278
THB	3,000,000	USD	84,633	Goldman Sachs International	03/20/24	237
THB	3,000,000	USD	84,641	UBS AG	03/20/24	230
THB	4,800,000	USD	135,547	UBS AG	03/20/24	246
TWD	1,200,000	USD	38,536	Morgan Stanley & Co. International PLC	03/20/24	41
USD	191,694	AUD	290,000	Bank of America N.A.	03/20/24	1,149
USD	274,160	AUD	400,000	Bank of America N.A.	03/20/24	11,339
USD	20,294	AUD	30,000	Barclays Bank PLC	03/20/24	582
USD	60,406	AUD	90,000	Barclays Bank PLC	03/20/24	1,271
USD	94,399	AUD	140,000	Barclays Bank PLC	03/20/24	2,412
USD	138,522	AUD	210,000	Barclays Bank PLC	03/20/24	540
USD	211,440	AUD	320,000	BNP Paribas SA	03/20/24	1,183
USD	68,172	AUD	100,000	Citibank N.A.	03/20/24	2,467
USD	164,487	AUD	250,000	Goldman Sachs International	03/20/24	224
USD	183,842	AUD	270,000	Goldman Sachs International	03/20/24	6,438
USD	85,690	AUD	130,000	Morgan Stanley & Co. International PLC	03/20/24	274
USD	85,759	AUD	130,000	Morgan Stanley & Co. International PLC	03/20/24	342
USD	283,350	AUD	430,000	Morgan Stanley & Co. International PLC	03/20/24	818

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	488,834	AUD	740,000	Morgan Stanley & Co. International PLC	03/20/24	$2,615
USD	926,809	AUD	1,410,000	Morgan Stanley & Co. International PLC	03/20/24	364
USD	20,229	AUD	30,000	UBS AG	03/20/24	517
USD	158,362	AUD	240,000	UBS AG	03/20/24	670
USD	34,326	BRL	170,000	Goldman Sachs International	03/20/24	163
USD	48,666	BRL	240,000	Goldman Sachs International	03/20/24	435
USD	22,365	CAD	30,000	Barclays Bank PLC	03/20/24	38
USD	178,740	CAD	240,000	Barclays Bank PLC	03/20/24	118
USD	148,977	CAD	200,000	Citibank N.A.	03/20/24	124
USD	301,211	CAD	400,000	Goldman Sachs International	03/20/24	3,506
USD	15,044	CAD	20,000	Morgan Stanley & Co. International PLC	03/20/24	159
USD	82,354	CAD	110,000	Morgan Stanley & Co. International PLC	03/20/24	486
USD	134,775	CAD	180,000	UBS AG	03/20/24	808
USD	189,548	CHF	160,000	Barclays Bank PLC	03/20/24	3,194
USD	94,647	CHF	80,000	BNP Paribas SA	03/20/24	1,470
USD	117,635	CHF	100,000	Citibank N.A.	03/20/24	1,164
USD	23,595	CHF	20,000	Goldman Sachs International	03/20/24	301
USD	35,383	CHF	30,000	Goldman Sachs International	03/20/24	442
USD	47,197	CHF	40,000	Goldman Sachs International	03/20/24	608
USD	70,154	CHF	60,000	Goldman Sachs International	03/20/24	272
USD	93,905	CHF	80,000	Goldman Sachs International	03/20/24	728
USD	308,686	CHF	260,000	Goldman Sachs International	03/20/24	5,861
USD	81,537	CHF	70,000	Morgan Stanley & Co. International PLC	03/20/24	7
USD	105,506	CHF	90,000	Morgan Stanley & Co. International PLC	03/20/24	681
USD	106,275	CHF	90,000	Morgan Stanley & Co. International PLC	03/20/24	1,451
USD	35,715	CLP	33,000,000	Barclays Bank PLC	03/20/24	350
USD	66,316	CLP	58,000,000	Barclays Bank PLC	03/20/24	4,159
USD	19,335	CLP	18,000,000	Citibank N.A.	03/20/24	45
USD	33,457	CLP	30,000,000	Citibank N.A.	03/20/24	1,307
USD	59,976	CLP	55,000,000	Citibank N.A.	03/20/24	1,034
USD	83,907	CLP	74,000,000	Citibank N.A.	03/20/24	4,603
USD	34,058	CLP	30,000,000	Goldman Sachs International	03/20/24	1,908
USD	85,825	CLP	79,000,000	Goldman Sachs International	03/20/24	1,162
USD	41,716	CLP	36,440,000	Morgan Stanley & Co. International PLC	03/20/24	2,664
USD	49,793	CLP	45,000,000	Morgan Stanley & Co. International PLC	03/20/24	1,567
USD	71,497	CLP	63,000,000	Morgan Stanley & Co. International PLC	03/20/24	3,981
USD	84,124	CLP	77,000,000	Morgan Stanley & Co. International PLC	03/20/24	1,605
USD	132,465	CZK	3,000,000	Bank of America N.A.	03/20/24	2,037
USD	26,365	CZK	600,000	BNP Paribas SA	03/20/24	279
USD	39,559	CZK	900,000	BNP Paribas SA	03/20/24	431
USD	167,064	CZK	3,800,000	BNP Paribas SA	03/20/24	1,856
USD	35,488	CZK	800,000	Goldman Sachs International	03/20/24	708
USD	69,711	CZK	1,600,000	Goldman Sachs International	03/20/24	149
USD	95,944	CZK	2,200,000	Goldman Sachs International	03/20/24	297
USD	1,160,072	CZK	26,300,000	Morgan Stanley & Co. International PLC	03/20/24	16,656
USD	114,053	CZK	2,600,000	UBS AG	03/20/24	1,015
USD	156,542	CZK	3,500,000	UBS AG	03/20/24	4,376
USD	219,004	EUR	200,000	Bank of America N.A.	03/20/24	2,435
USD	253,271	EUR	230,000	Bank of America N.A.	03/20/24	4,217
USD	32,575	EUR	30,000	BNP Paribas SA	03/20/24	90
USD	32,942	EUR	30,000	BNP Paribas SA	03/20/24	457
USD	43,896	EUR	40,000	BNP Paribas SA	03/20/24	583
USD	59,558	EUR	55,000	BNP Paribas SA	03/20/24	2
USD	87,822	EUR	80,000	BNP Paribas SA	03/20/24	1,194
USD	109,758	EUR	100,000	BNP Paribas SA	03/20/24	1,474
USD	659,972	EUR	600,000	BNP Paribas SA	03/20/24	10,263
USD	101,331	EUR	93,000	Citibank N.A.	03/20/24	627
USD	111,640	EUR	100,000	Citibank N.A.	03/20/24	3,355
USD	153,573	EUR	140,000	Citibank N.A.	03/20/24	1,975
USD	325,856	EUR	299,000	Citibank N.A.	03/20/24	2,085
USD	408,021	EUR	370,000	Goldman Sachs International	03/20/24	7,368
USD	10,953	EUR	10,000	Morgan Stanley & Co. International PLC	03/20/24	125

29

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,760	EUR	17,000	Morgan Stanley & Co. International PLC	03/20/24	$352
USD	76,443	EUR	70,000	Morgan Stanley & Co. International PLC	03/20/24	643
USD	97,077	EUR	89,000	Morgan Stanley & Co. International PLC	03/20/24	704
USD	99,477	EUR	90,000	Morgan Stanley & Co. International PLC	03/20/24	2,021
USD	107,627	EUR	98,000	Morgan Stanley & Co. International PLC	03/20/24	1,508
USD	107,776	EUR	99,000	Morgan Stanley & Co. International PLC	03/20/24	574
USD	143,322	EUR	130,000	Morgan Stanley & Co. International PLC	03/20/24	2,552
USD	216,873	EUR	199,000	Morgan Stanley & Co. International PLC	03/20/24	1,387
USD	232,705	EUR	212,000	Morgan Stanley & Co. International PLC	03/20/24	3,142
USD	284,815	EUR	260,000	Morgan Stanley & Co. International PLC	03/20/24	3,275
USD	591,708	EUR	539,000	Morgan Stanley & Co. International PLC	03/20/24	8,053
USD	754,506	EUR	680,000	Morgan Stanley & Co. International PLC	03/20/24	18,169
USD	11,977	EUR	11,000	UBS AG	03/20/24	66
USD	38,100	EUR	35,000	UBS AG	03/20/24	201
USD	54,930	EUR	50,000	UBS AG	03/20/24	788
USD	65,472	EUR	60,000	UBS AG	03/20/24	501
USD	126,386	EUR	115,000	UBS AG	03/20/24	1,859
USD	219,738	EUR	200,000	UBS AG	03/20/24	3,169
USD	1,098,412	EUR	1,001,000	UBS AG	03/20/24	14,482
USD	38,131	GBP	30,000	Barclays Bank PLC	03/20/24	98
USD	76,837	GBP	60,000	Barclays Bank PLC	03/20/24	771
USD	126,887	GBP	100,000	Barclays Bank PLC	03/20/24	110
USD	101,868	GBP	80,000	Citibank N.A.	03/20/24	447
USD	43,092	HUF	15,000,000	Barclays Bank PLC	03/20/24	1,052
USD	48,378	HUF	17,000,000	Barclays Bank PLC	03/20/24	733
USD	209,899	HUF	73,000,000	Barclays Bank PLC	03/20/24	5,305
USD	45,785	HUF	16,000,000	BNP Paribas SA	03/20/24	943
USD	53,695	HUF	19,000,000	BNP Paribas SA	03/20/24	444
USD	88,055	HUF	31,000,000	Goldman Sachs International	03/20/24	1,173
USD	136,192	HUF	48,000,000	Goldman Sachs International	03/20/24	1,664
USD	17,032	HUF	6,000,000	Morgan Stanley & Co. International PLC	03/20/24	216
USD	34,386	HUF	12,000,000	Morgan Stanley & Co. International PLC	03/20/24	754
USD	48,883	HUF	17,000,000	UBS AG	03/20/24	1,238
USD	57,444	HUF	20,000,000	UBS AG	03/20/24	1,391
USD	128,920	IDR	2,000,000,000	Bank of America N.A.	03/20/24	2,222
USD	94,100	IDR	1,450,000,000	Barclays Bank PLC	03/20/24	2,243
USD	42,662	IDR	660,000,000	BNP Paribas SA	03/20/24	852
USD	37,954	IDR	590,000,000	Goldman Sachs International	03/20/24	578
USD	110,032	IDR	1,700,000,000	Morgan Stanley & Co. International PLC	03/20/24	2,339
USD	111,604	IDR	1,760,000,000	Morgan Stanley & Co. International PLC	03/20/24	110
USD	174,875	IDR	2,720,000,000	UBS AG	03/20/24	2,565
USD	236,155	IDR	3,680,000,000	UBS AG	03/20/24	3,030
USD	342,868	IDR	5,370,000,000	UBS AG	03/20/24	2,683
USD	103,298	KRW	135,000,000	Bank of America N.A.	03/20/24	1,874
USD	73,354	KRW	95,000,000	Barclays Bank PLC	03/20/24	1,982
USD	38,074	KRW	50,000,000	Citibank N.A.	03/20/24	510
USD	168,578	KRW	220,000,000	Citibank N.A.	03/20/24	3,296
USD	39,036	KRW	50,000,000	Goldman Sachs International	03/20/24	1,472
USD	100,222	KRW	130,000,000	Goldman Sachs International	03/20/24	2,555
USD	91,103	KRW	120,000,000	Morgan Stanley & Co. International PLC	03/20/24	949
USD	133,264	KRW	175,000,000	UBS AG	03/20/24	1,790
USD	17,586	MXN	300,000	Barclays Bank PLC	03/20/24	291
USD	86,752	MXN	1,500,000	Goldman Sachs International	03/20/24	279
USD	150,797	MXN	2,600,000	Goldman Sachs International	03/20/24	911
USD	40,887	MXN	700,000	Morgan Stanley & Co. International PLC	03/20/24	533
USD	57,777	MXN	1,000,000	Morgan Stanley & Co. International PLC	03/20/24	129
USD	63,844	MXN	1,100,000	Morgan Stanley & Co. International PLC	03/20/24	431
USD	81,262	MXN	1,400,000	Morgan Stanley & Co. International PLC	03/20/24	554
USD	133,893	MXN	2,300,000	Morgan Stanley & Co. International PLC	03/20/24	1,301
USD	57,520	NOK	600,000	Morgan Stanley & Co. International PLC	03/20/24	407
USD	114,757	NOK	1,200,000	Morgan Stanley & Co. International PLC	03/20/24	531
USD	51,226	NZD	82,264	Barclays Bank PLC	03/20/24	939

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,421	NZD	90,000	Barclays Bank PLC	03/20/24	$1,405
USD	91,845	NZD	150,000	Barclays Bank PLC	03/20/24	152
USD	24,786	NZD	40,000	Citibank N.A.	03/20/24	335
USD	43,520	NZD	70,000	Goldman Sachs International	03/20/24	730
USD	97,900	NZD	160,000	Goldman Sachs International	03/20/24	94
USD	99,469	NZD	160,000	Goldman Sachs International	03/20/24	1,663
USD	110,061	NZD	180,000	Goldman Sachs International	03/20/24	29
USD	129,334	NZD	207,736	Goldman Sachs International	03/20/24	2,347
USD	147,106	NZD	240,000	Morgan Stanley & Co. International PLC	03/20/24	397
USD	317,904	NZD	520,000	Morgan Stanley & Co. International PLC	03/20/24	35
USD	46,488	PHP	2,600,000	Bank of America N.A.	03/20/24	269
USD	133,115	PHP	7,400,000	Bank of America N.A.	03/20/24	1,569
USD	212,409	PHP	11,900,000	Bank of America N.A.	03/20/24	868
USD	558,599	PHP	31,100,000	Bank of America N.A.	03/20/24	5,749
USD	39,535	PHP	2,200,000	Barclays Bank PLC	03/20/24	427
USD	42,416	PHP	2,383,483	BNP Paribas SA	03/20/24	46
USD	84,109	PHP	4,700,000	BNP Paribas SA	03/20/24	559
USD	2,073	PHP	116,517	Citibank N.A.	03/20/24	1
USD	54,103	PHP	3,000,000	Goldman Sachs International	03/20/24	773
USD	37,999	PLN	150,000	Goldman Sachs International	03/20/24	559
USD	75,433	PLN	300,000	Morgan Stanley & Co. International PLC	03/20/24	553
USD	107,733	SEK	1,100,000	BNP Paribas SA	03/20/24	1,833
USD	117,414	SEK	1,200,000	BNP Paribas SA	03/20/24	1,886
USD	216,215	SEK	2,200,000	BNP Paribas SA	03/20/24	4,414
USD	166,021	SEK	1,700,000	Citibank N.A.	03/20/24	2,356
USD	175,611	SEK	1,800,000	Morgan Stanley & Co. International PLC	03/20/24	2,319
USD	131,295	SEK	1,300,000	UBS AG	03/20/24	6,140
USD	173,433	SGD	230,000	Barclays Bank PLC	03/20/24	1,625
USD	174,038	SGD	230,000	Barclays Bank PLC	03/20/24	2,230
USD	269,048	SGD	360,000	Barclays Bank PLC	03/20/24	130
USD	598,336	SGD	800,000	Barclays Bank PLC	03/20/24	741
USD	74,721	SGD	100,000	Goldman Sachs International	03/20/24	22
USD	75,362	SGD	100,000	Goldman Sachs International	03/20/24	662
USD	98,114	SGD	130,000	Goldman Sachs International	03/20/24	1,004
USD	44,933	SGD	60,000	Morgan Stanley & Co. International PLC	03/20/24	114
USD	45,213	SGD	60,000	Morgan Stanley & Co. International PLC	03/20/24	393
USD	82,856	SGD	110,000	Morgan Stanley & Co. International PLC	03/20/24	687
USD	89,719	SGD	120,000	Morgan Stanley & Co. International PLC	03/20/24	80
USD	89,776	SGD	120,000	Morgan Stanley & Co. International PLC	03/20/24	137
USD	104,728	SGD	140,000	Morgan Stanley & Co. International PLC	03/20/24	149
USD	25,644	THB	900,000	Barclays Bank PLC	03/20/24	183
USD	40,118	THB	1,400,000	Barclays Bank PLC	03/20/24	512
USD	46,003	THB	1,600,000	Goldman Sachs International	03/20/24	739
USD	85,084	THB	2,900,000	Goldman Sachs International	03/20/24	3,042
USD	127,500	THB	4,500,000	UBS AG	03/20/24	194
USD	67,822	TWD	2,100,000	Bank of America N.A.	03/20/24	311
USD	98,857	TWD	3,000,000	Bank of America N.A.	03/20/24	2,413
USD	164,084	TWD	5,100,000	Morgan Stanley & Co. International PLC	03/20/24	130
USD	74,506	ZAR	1,400,000	Goldman Sachs International	03/20/24	23
USD	26,831	ZAR	500,000	Morgan Stanley & Co. International PLC	03/20/24	230
USD	37,376	ZAR	700,000	Morgan Stanley & Co. International PLC	03/20/24	134
ZAR	15,200,000	USD	788,791	Morgan Stanley & Co. International PLC	03/20/24	19,878
JPY	8,000,000	USD	54,580	Bank of America N.A.	03/21/24	188
JPY	7,000,000	USD	47,835	Barclays Bank PLC	03/21/24	87
JPY	24,000,000	USD	163,830	Barclays Bank PLC	03/21/24	473
JPY	27,000,000	USD	184,628	Barclays Bank PLC	03/21/24	213
JPY	15,000,000	USD	102,530	BNP Paribas SA	03/21/24	159
JPY	23,000,000	USD	156,941	BNP Paribas SA	03/21/24	516
JPY	21,000,000	USD	143,305	Citibank N.A.	03/21/24	460
JPY	15,000,000	USD	102,185	Goldman Sachs International	03/21/24	505
JPY	18,000,000	USD	122,831	Goldman Sachs International	03/21/24	396
JPY	25,000,000	USD	170,343	Morgan Stanley & Co. International PLC	03/21/24	806

31

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,865	JPY	8,000,000	Morgan Stanley & Co. International PLC	03/21/24	$2,098
USD	126,581	JPY	18,000,000	Morgan Stanley & Co. International PLC	03/21/24	3,354
USD	222,527	JPY	32,000,000	UBS AG	03/21/24	3,456
USD	65,709	BRL	326,971	Goldman Sachs International	04/02/24	100
USD	154,340	IDR	2,405,536,228	Bank of America N.A.	04/19/24	2,054
USD	109,018	EUR	100,000	UBS AG	04/22/24	579
COP	514,043,000	USD	122,654	BNP Paribas SA	08/15/24	4,802
COP	132,017,250	USD	31,724	BNP Paribas SA	10/23/24	695
COP	396,051,750	USD	95,220	BNP Paribas SA	10/23/24	2,037
USD	66,000	CNH	462,462	Morgan Stanley & Co. International PLC	01/27/25	212

						431,884

BRL	64,082	USD	13,000	BNP Paribas SA	02/02/24	(66)
BRL	68,820	USD	13,893	BNP Paribas SA	02/02/24	(3)
BRL	69,241	USD	14,000	BNP Paribas SA	02/02/24	(24)
BRL	63,824	USD	12,885	Citibank N.A.	02/02/24	(2)
BRL	63,824	USD	12,885	Citibank N.A.	02/02/24	(2)
BRL	64,682	USD	13,058	Citibank N.A.	02/02/24	(2)
BRL	98,490	USD	20,000	Citibank N.A.	02/02/24	(121)
BRL	63,850	USD	13,000	Morgan Stanley & Co. International PLC	02/02/24	(113)
BRL	161,461	USD	33,000	Morgan Stanley & Co. International PLC	02/02/24	(411)
BRL	161,461	USD	33,000	Morgan Stanley & Co. International PLC	02/02/24	(411)
BRL	358,539	USD	72,381	Morgan Stanley & Co. International PLC	02/02/24	(13)
USD	13,000	BRL	64,681	Citibank N.A.	02/02/24	(55)
USD	131,405	COP	514,043,000	Morgan Stanley & Co. International PLC	02/05/24	(527)
USD	106,739	ZAR	2,022,357	UBS AG	02/05/24	(1,251)
AUD	41,000	USD	27,066	UBS AG	02/22/24	(150)
AUD	50,000	USD	33,337	UBS AG	02/22/24	(513)
CAD	9,000	JPY	983,829	UBS AG	02/22/24	(9)
CAD	36,268	USD	27,000	Morgan Stanley & Co. International PLC	02/22/24	(16)
CAD	48,357	USD	36,000	Morgan Stanley & Co. International PLC	02/22/24	(22)
CLP	11,977,550	USD	13,000	Citibank N.A.	02/22/24	(140)
CLP	22,830,611	USD	25,000	Goldman Sachs International	02/22/24	(488)
CLP	11,845,860	USD	13,000	Morgan Stanley & Co. International PLC	02/22/24	(282)
EUR	49,000	GBP	42,258	BNP Paribas SA	02/22/24	(564)
EUR	31,000	JPY	4,952,144	UBS AG	02/22/24	(222)
EUR	12,000	MXN	224,715	UBS AG	02/22/24	(34)
EUR	12,000	MXN	224,654	UBS AG	02/22/24	(30)
EUR	24,000	PLN	104,640	Morgan Stanley & Co. International PLC	02/22/24	(169)
EUR	24,000	PLN	104,640	Morgan Stanley & Co. International PLC	02/22/24	(169)
EUR	19,000	USD	20,828	UBS AG	02/22/24	(278)
GBP	12,378	USD	15,734	UBS AG	02/22/24	(45)
GBP	12,378	USD	15,733	UBS AG	02/22/24	(44)
HUF	4,582,014	EUR	12,000	Morgan Stanley & Co. International PLC	02/22/24	(104)
HUF	4,584,055	EUR	12,000	Morgan Stanley & Co. International PLC	02/22/24	(98)
HUF	4,898,131	USD	14,000	Bank of America N.A.	02/22/24	(237)
HUF	1,742,669	USD	5,000	Barclays Bank PLC	02/22/24	(103)
HUF	6,970,674	USD	20,000	Barclays Bank PLC	02/22/24	(413)
HUF	4,589,179	USD	13,000	Goldman Sachs International	02/22/24	(105)
IDR	545,055,000	USD	35,000	Citibank N.A.	02/22/24	(451)
IDR	545,055,000	USD	35,000	Citibank N.A.	02/22/24	(451)
JPY	3,906,198	USD	27,000	Barclays Bank PLC	02/22/24	(377)
JPY	3,193,220	USD	22,000	UBS AG	02/22/24	(236)
JPY	7,112,173	USD	49,000	UBS AG	02/22/24	(526)
KRW	15,786,120	USD	12,000	Barclays Bank PLC	02/22/24	(141)
KRW	34,203,260	USD	26,000	Barclays Bank PLC	02/22/24	(306)
MXN	223,854	USD	13,000	Barclays Bank PLC	02/22/24	(37)
MXN	223,035	USD	13,000	BNP Paribas SA	02/22/24	(85)
MXN	344,021	USD	20,000	Citibank N.A.	02/22/24	(79)
MXN	324,672	USD	19,000	Morgan Stanley & Co. International PLC	02/22/24	(199)
MXN	1,025,281	USD	60,000	Morgan Stanley & Co. International PLC	02/22/24	(628)
MYR	120,726	USD	26,000	Barclays Bank PLC	02/22/24	(413)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	120,726	USD	26,000	Barclays Bank PLC	02/22/24	$(413)
NOK	351,402	EUR	31,000	BNP Paribas SA	02/22/24	(101)
PLN	202,964	USD	51,000	Morgan Stanley & Co. International PLC	02/22/24	(323)
PLN	202,964	USD	51,000	Morgan Stanley & Co. International PLC	02/22/24	(323)
THB	1,334,845	USD	38,000	Barclays Bank PLC	02/22/24	(317)
THB	1,334,845	USD	38,000	Barclays Bank PLC	02/22/24	(317)
USD	28,000	CAD	37,661	Barclays Bank PLC	02/22/24	(19)
USD	35,000	CAD	47,199	Morgan Stanley & Co. International PLC	02/22/24	(116)
USD	7,000	CLP	6,551,932	BNP Paribas SA	02/22/24	(35)
USD	20,000	CLP	18,695,000	Morgan Stanley & Co. International PLC	02/22/24	(72)
USD	1,000	COP	3,962,800	Barclays Bank PLC	02/22/24	(14)
USD	8,000	COP	31,702,400	Barclays Bank PLC	02/22/24	(111)
USD	35,000	COP	138,698,000	Barclays Bank PLC	02/22/24	(487)
USD	14,000	COP	56,210,000	Citibank N.A.	02/22/24	(382)
USD	20,000	COP	79,010,000	Citibank N.A.	02/22/24	(215)
USD	34,000	COP	135,221,740	Goldman Sachs International	02/22/24	(598)
USD	20,000	JPY	2,937,899	Barclays Bank PLC	02/22/24	(24)
USD	27,000	JPY	3,965,017	BNP Paribas SA	02/22/24	(24)
USD	20,000	KRW	26,852,000	Citibank N.A.	02/22/24	(172)
USD	41,000	MXN	710,181	Goldman Sachs International	02/22/24	(125)
USD	8,000	ZAR	150,114	Barclays Bank PLC	02/22/24	(5)
USD	13,000	ZAR	250,148	UBS AG	02/22/24	(339)
USD	130,536	COP	514,043,000	Morgan Stanley & Co. International PLC	02/26/24	(892)
BRL	99,000	USD	20,000	Citibank N.A.	03/04/24	(68)
BRL	359,467	USD	73,000	Morgan Stanley & Co. International PLC	03/04/24	(626)
USD	96,214	CZK	2,217,448	Barclays Bank PLC	03/04/24	(215)
AUD	250,000	USD	165,682	Bank of America N.A.	03/20/24	(1,419)
AUD	310,000	USD	212,520	Bank of America N.A.	03/20/24	(8,834)
AUD	80,000	USD	53,374	Barclays Bank PLC	03/20/24	(810)
AUD	300,000	USD	197,214	Barclays Bank PLC	03/20/24	(98)
AUD	90,000	USD	60,647	BNP Paribas SA	03/20/24	(1,512)
AUD	140,000	USD	92,476	Goldman Sachs International	03/20/24	(488)
AUD	230,000	USD	154,744	Goldman Sachs International	03/20/24	(3,622)
AUD	250,000	USD	164,495	Goldman Sachs International	03/20/24	(232)
AUD	380,000	USD	259,166	Goldman Sachs International	03/20/24	(9,486)
AUD	60,000	USD	40,242	Morgan Stanley & Co. International PLC	03/20/24	(819)
AUD	120,000	USD	81,369	Morgan Stanley & Co. International PLC	03/20/24	(2,522)
AUD	120,000	USD	80,609	Morgan Stanley & Co. International PLC	03/20/24	(1,763)
AUD	130,000	USD	87,764	Morgan Stanley & Co. International PLC	03/20/24	(2,347)
BRL	130,000	USD	26,263	Citibank N.A.	03/20/24	(138)
BRL	230,000	USD	46,515	Citibank N.A.	03/20/24	(294)
BRL	220,000	USD	44,463	Goldman Sachs International	03/20/24	(252)
BRL	220,000	USD	44,451	Goldman Sachs International	03/20/24	(239)
BRL	250,000	USD	51,488	Goldman Sachs International	03/20/24	(1,248)
BRL	330,000	USD	67,333	Goldman Sachs International	03/20/24	(1,016)
BRL	330,000	USD	67,128	Goldman Sachs International	03/20/24	(811)
BRL	350,000	USD	70,343	Goldman Sachs International	03/20/24	(7)
BRL	360,000	USD	73,819	Goldman Sachs International	03/20/24	(1,473)
BRL	380,000	USD	77,344	Goldman Sachs International	03/20/24	(979)
BRL	260,000	USD	52,583	Morgan Stanley & Co. International PLC	03/20/24	(333)
BRL	5,230,000	USD	1,052,102	Morgan Stanley & Co. International PLC	03/20/24	(1,078)
BRL	410,000	USD	82,586	UBS AG	03/20/24	(192)
CAD	300,000	USD	224,520	Bank of America N.A.	03/20/24	(1,242)
CAD	220,000	USD	163,818	BNP Paribas SA	03/20/24	(81)
CAD	70,000	USD	52,360	Citibank N.A.	03/20/24	(262)
CAD	180,000	USD	134,130	Goldman Sachs International	03/20/24	(163)
CAD	260,000	USD	193,687	Goldman Sachs International	03/20/24	(179)
CAD	170,000	USD	126,849	Morgan Stanley & Co. International PLC	03/20/24	(324)
CAD	180,000	USD	135,221	Morgan Stanley & Co. International PLC	03/20/24	(1,254)
CAD	200,000	USD	151,645	Morgan Stanley & Co. International PLC	03/20/24	(2,793)
CAD	270,000	USD	202,253	Morgan Stanley & Co. International PLC	03/20/24	(1,302)
CHF	120,000	USD	139,869	Citibank N.A.	03/20/24	(103)

33

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	100,000	USD	118,227	Morgan Stanley & Co. International PLC	03/20/24	$(1,756)
CLP	38,000,000	USD	41,508	Bank of America N.A.	03/20/24	(785)
CLP	90,000,000	USD	101,351	Citibank N.A.	03/20/24	(4,901)
CLP	37,000,000	USD	40,039	Goldman Sachs International	03/20/24	(387)
CLP	39,000,000	USD	42,723	Morgan Stanley & Co. International PLC	03/20/24	(928)
CLP	73,000,000	USD	81,645	Morgan Stanley & Co. International PLC	03/20/24	(3,412)
CLP	74,000,000	USD	84,212	Morgan Stanley & Co. International PLC	03/20/24	(4,909)
CLP	99,440,000	USD	113,058	UBS AG	03/20/24	(6,490)
COP	190,000,000	USD	48,969	Morgan Stanley & Co. International PLC	03/20/24	(591)
CZK	2,000,000	USD	87,868	Bank of America N.A.	03/20/24	(916)
CZK	1,700,000	USD	74,397	Barclays Bank PLC	03/20/24	(488)
CZK	1,800,000	USD	78,690	Barclays Bank PLC	03/20/24	(433)
CZK	2,300,000	USD	102,082	BNP Paribas SA	03/20/24	(2,087)
CZK	3,100,000	USD	135,796	BNP Paribas SA	03/20/24	(1,021)
CZK	1,800,000	USD	79,488	Goldman Sachs International	03/20/24	(1,231)
CZK	1,500,000	USD	66,988	Morgan Stanley & Co. International PLC	03/20/24	(1,774)
CZK	2,200,000	USD	98,111	Morgan Stanley & Co. International PLC	03/20/24	(2,464)
EUR	30,000	USD	33,030	Barclays Bank PLC	03/20/24	(545)
EUR	160,000	USD	173,508	Barclays Bank PLC	03/20/24	(252)
EUR	200,000	USD	218,198	Barclays Bank PLC	03/20/24	(1,629)
EUR	70,000	USD	76,254	BNP Paribas SA	03/20/24	(455)
EUR	80,000	USD	87,313	BNP Paribas SA	03/20/24	(685)
EUR	200,000	USD	217,294	BNP Paribas SA	03/20/24	(725)
EUR	320,000	USD	348,947	BNP Paribas SA	03/20/24	(2,436)
EUR	90,000	USD	98,074	Goldman Sachs International	03/20/24	(617)
EUR	200,000	USD	217,159	Goldman Sachs International	03/20/24	(590)
EUR	60,000	USD	65,681	Morgan Stanley & Co. International PLC	03/20/24	(710)
EUR	70,000	USD	76,576	Morgan Stanley & Co. International PLC	03/20/24	(777)
EUR	160,000	USD	175,280	Morgan Stanley & Co. International PLC	03/20/24	(2,025)
EUR	170,000	USD	184,601	Morgan Stanley & Co. International PLC	03/20/24	(517)
EUR	250,000	USD	272,582	Morgan Stanley & Co. International PLC	03/20/24	(1,870)
EUR	370,000	USD	400,664	Morgan Stanley & Co. International PLC	03/20/24	(10)
GBP	160,000	USD	203,450	Barclays Bank PLC	03/20/24	(607)
GBP	170,000	USD	215,859	Barclays Bank PLC	03/20/24	(339)
GBP	40,000	USD	50,745	BNP Paribas SA	03/20/24	(34)
GBP	60,000	USD	76,503	BNP Paribas SA	03/20/24	(437)
GBP	120,000	USD	153,095	BNP Paribas SA	03/20/24	(963)
GBP	120,000	USD	152,869	BNP Paribas SA	03/20/24	(737)
GBP	160,000	USD	203,861	Citibank N.A.	03/20/24	(1,018)
GBP	40,000	USD	51,080	Morgan Stanley & Co. International PLC	03/20/24	(369)
GBP	60,000	USD	76,404	Morgan Stanley & Co. International PLC	03/20/24	(338)
GBP	60,000	USD	76,331	Morgan Stanley & Co. International PLC	03/20/24	(265)
GBP	70,000	USD	89,268	Morgan Stanley & Co. International PLC	03/20/24	(524)
GBP	70,000	USD	88,920	Morgan Stanley & Co. International PLC	03/20/24	(176)
GBP	110,000	USD	139,622	Morgan Stanley & Co. International PLC	03/20/24	(168)
GBP	140,000	USD	177,523	Morgan Stanley & Co. International PLC	03/20/24	(35)
GBP	150,000	USD	190,966	Morgan Stanley & Co. International PLC	03/20/24	(801)
GBP	160,000	USD	203,957	Morgan Stanley & Co. International PLC	03/20/24	(1,114)
GBP	220,000	USD	279,748	Morgan Stanley & Co. International PLC	03/20/24	(839)
HUF	27,000,000	USD	76,231	Goldman Sachs International	03/20/24	(559)
HUF	27,000,000	USD	75,750	Morgan Stanley & Co. International PLC	03/20/24	(78)
HUF	53,000,000	USD	148,853	Morgan Stanley & Co. International PLC	03/20/24	(312)
IDR	520,000,000	USD	33,348	Bank of America N.A.	03/20/24	(406)
IDR	640,000,000	USD	40,705	Barclays Bank PLC	03/20/24	(161)
IDR	1,600,000,000	USD	102,361	Barclays Bank PLC	03/20/24	(1,003)
IDR	1,950,000,000	USD	124,590	Barclays Bank PLC	03/20/24	(1,059)
IDR	2,250,000,000	USD	144,046	Barclays Bank PLC	03/20/24	(1,510)
IDR	2,490,000,000	USD	160,380	Barclays Bank PLC	03/20/24	(2,641)
IDR	610,000,000	USD	39,018	BNP Paribas SA	03/20/24	(375)
IDR	780,000,000	USD	50,384	BNP Paribas SA	03/20/24	(972)
IDR	930,000,000	USD	59,980	BNP Paribas SA	03/20/24	(1,066)
IDR	1,070,000,000	USD	68,237	BNP Paribas SA	03/20/24	(454)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	1,410,000,000	USD	90,866	BNP Paribas SA	03/20/24	$(1,543)
IDR	480,000,000	USD	30,622	Goldman Sachs International	03/20/24	(214)
IDR	1,850,000,000	USD	118,211	UBS AG	03/20/24	(1,015)
INR	5,700,000	USD	68,582	Bank of America N.A.	03/20/24	(105)
INR	14,100,000	USD	169,650	Bank of America N.A.	03/20/24	(259)
INR	7,100,000	USD	85,298	Goldman Sachs International	03/20/24	(2)
KRW	85,000,000	USD	65,741	Bank of America N.A.	03/20/24	(1,882)
KRW	105,000,000	USD	80,295	Bank of America N.A.	03/20/24	(1,411)
KRW	105,000,000	USD	79,836	Bank of America N.A.	03/20/24	(952)
KRW	155,000,000	USD	120,280	Citibank N.A.	03/20/24	(3,831)
KRW	1,595,000,000	USD	1,216,165	Citibank N.A.	03/20/24	(17,868)
KRW	55,000,000	USD	42,194	Goldman Sachs International	03/20/24	(874)
KRW	95,000,000	USD	72,775	Goldman Sachs International	03/20/24	(1,403)
KRW	55,000,000	USD	41,873	Morgan Stanley & Co. International PLC	03/20/24	(553)
KRW	90,000,000	USD	69,596	Morgan Stanley & Co. International PLC	03/20/24	(1,981)
KRW	100,000,000	USD	76,125	Morgan Stanley & Co. International PLC	03/20/24	(996)
MXN	1,400,000	USD	80,949	Barclays Bank PLC	03/20/24	(241)
MXN	3,100,000	USD	179,801	Barclays Bank PLC	03/20/24	(1,090)
MXN	1,400,000	USD	80,967	Morgan Stanley & Co. International PLC	03/20/24	(259)
MXN	2,000,000	USD	115,474	Morgan Stanley & Co. International PLC	03/20/24	(177)
NOK	1,300,000	USD	125,426	BNP Paribas SA	03/20/24	(1,681)
NOK	700,000	USD	66,985	Citibank N.A.	03/20/24	(353)
NOK	400,000	USD	39,634	Goldman Sachs International	03/20/24	(1,559)
NOK	500,000	USD	48,022	Goldman Sachs International	03/20/24	(427)
NOK	800,000	USD	78,464	Goldman Sachs International	03/20/24	(2,313)
NOK	900,000	USD	87,027	Goldman Sachs International	03/20/24	(1,358)
NOK	900,000	USD	86,677	Goldman Sachs International	03/20/24	(1,008)
NOK	1,700,000	USD	165,078	Goldman Sachs International	03/20/24	(3,257)
NOK	2,700,000	USD	259,097	Goldman Sachs International	03/20/24	(2,089)
NOK	400,000	USD	38,765	Morgan Stanley & Co. International PLC	03/20/24	(690)
NOK	500,000	USD	48,504	Morgan Stanley & Co. International PLC	03/20/24	(910)
NOK	700,000	USD	68,047	Morgan Stanley & Co. International PLC	03/20/24	(1,415)
NOK	800,000	USD	76,383	Morgan Stanley & Co. International PLC	03/20/24	(232)
NOK	900,000	USD	87,195	Morgan Stanley & Co. International PLC	03/20/24	(1,526)
NOK	1,300,000	USD	126,882	Morgan Stanley & Co. International PLC	03/20/24	(3,137)
NOK	1,300,000	USD	126,485	Morgan Stanley & Co. International PLC	03/20/24	(2,740)
NOK	1,800,000	USD	175,560	Morgan Stanley & Co. International PLC	03/20/24	(4,221)
NOK	1,900,000	USD	184,580	Morgan Stanley & Co. International PLC	03/20/24	(3,722)
NOK	2,800,000	USD	272,956	Morgan Stanley & Co. International PLC	03/20/24	(6,429)
NZD	270,000	USD	170,926	Barclays Bank PLC	03/20/24	(5,879)
NZD	130,000	USD	81,099	Citibank N.A.	03/20/24	(1,632)
NZD	170,000	USD	104,163	Goldman Sachs International	03/20/24	(244)
NZD	80,000	USD	50,059	Morgan Stanley & Co. International PLC	03/20/24	(1,156)
NZD	90,000	USD	55,908	Morgan Stanley & Co. International PLC	03/20/24	(892)
NZD	100,000	USD	62,939	Morgan Stanley & Co. International PLC	03/20/24	(1,810)
NZD	120,000	USD	75,530	Morgan Stanley & Co. International PLC	03/20/24	(2,176)
NZD	140,000	USD	88,299	Morgan Stanley & Co. International PLC	03/20/24	(2,719)
NZD	160,000	USD	101,415	Morgan Stanley & Co. International PLC	03/20/24	(3,609)
NZD	180,000	USD	112,836	Morgan Stanley & Co. International PLC	03/20/24	(2,804)
NZD	200,000	USD	125,102	Morgan Stanley & Co. International PLC	03/20/24	(2,844)
NZD	240,000	USD	146,879	Morgan Stanley & Co. International PLC	03/20/24	(170)
PHP	4,200,000	USD	75,365	Bank of America N.A.	03/20/24	(703)
PHP	3,300,000	USD	59,642	Barclays Bank PLC	03/20/24	(980)
PHP	500,000	USD	8,978	BNP Paribas SA	03/20/24	(90)
PHP	2,400,000	USD	43,034	Morgan Stanley & Co. International PLC	03/20/24	(370)
PHP	4,500,000	USD	81,198	Morgan Stanley & Co. International PLC	03/20/24	(1,204)
PLN	50,000	USD	12,807	Barclays Bank PLC	03/20/24	(327)
PLN	200,000	USD	50,459	Barclays Bank PLC	03/20/24	(539)
PLN	600,000	USD	152,007	Barclays Bank PLC	03/20/24	(2,248)
PLN	550,000	USD	137,606	BNP Paribas SA	03/20/24	(327)
PLN	200,000	USD	50,242	Goldman Sachs International	03/20/24	(322)
PLN	550,000	USD	138,424	Goldman Sachs International	03/20/24	(1,145)

35

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	500,000	USD	126,137	Morgan Stanley & Co. International PLC	03/20/24	$(1,338)
SEK	1,900,000	USD	182,949	Barclays Bank PLC	03/20/24	(29)
SEK	1,500,000	USD	150,469	BNP Paribas SA	03/20/24	(6,059)
SEK	3,200,000	USD	313,792	BNP Paribas SA	03/20/24	(5,718)
SEK	600,000	USD	58,328	Goldman Sachs International	03/20/24	(564)
SEK	400,000	USD	38,546	Morgan Stanley & Co. International PLC	03/20/24	(37)
SEK	1,400,000	USD	139,028	Morgan Stanley & Co. International PLC	03/20/24	(4,246)
SGD	20,000	USD	15,251	Barclays Bank PLC	03/20/24	(311)
SGD	60,000	USD	44,860	Barclays Bank PLC	03/20/24	(41)
SGD	150,000	USD	113,899	Barclays Bank PLC	03/20/24	(1,850)
SGD	150,000	USD	113,060	Barclays Bank PLC	03/20/24	(1,011)
SGD	180,000	USD	134,641	Barclays Bank PLC	03/20/24	(183)
SGD	190,000	USD	143,229	Barclays Bank PLC	03/20/24	(1,301)
SGD	280,000	USD	211,180	Barclays Bank PLC	03/20/24	(2,022)
SGD	2,870,000	USD	2,144,686	Barclays Bank PLC	03/20/24	(815)
SGD	280,000	USD	211,547	BNP Paribas SA	03/20/24	(2,389)
SGD	130,000	USD	97,195	Goldman Sachs International	03/20/24	(86)
SGD	50,000	USD	37,915	Morgan Stanley & Co. International PLC	03/20/24	(566)
SGD	100,000	USD	75,182	Morgan Stanley & Co. International PLC	03/20/24	(483)
THB	1,500,000	USD	43,367	Barclays Bank PLC	03/20/24	(932)
THB	4,500,000	USD	131,589	Barclays Bank PLC	03/20/24	(4,283)
THB	3,700,000	USD	107,144	Citibank N.A.	03/20/24	(2,470)
THB	3,700,000	USD	104,896	Goldman Sachs International	03/20/24	(222)
TWD	10,600,000	USD	344,417	Bank of America N.A.	03/20/24	(3,650)
TWD	1,200,000	USD	38,990	Barclays Bank PLC	03/20/24	(413)
TWD	1,300,000	USD	42,392	Barclays Bank PLC	03/20/24	(600)
TWD	3,100,000	USD	100,191	BNP Paribas SA	03/20/24	(532)
TWD	3,100,000	USD	100,110	Goldman Sachs International	03/20/24	(452)
TWD	3,400,000	USD	109,327	Morgan Stanley & Co. International PLC	03/20/24	(24)
USD	39,745	AUD	60,503	Barclays Bank PLC	03/20/24	(9)
USD	137,606	AUD	209,497	Goldman Sachs International	03/20/24	(44)
USD	170,615	AUD	260,000	Goldman Sachs International	03/20/24	(219)
USD	52,200	BRL	260,000	Citibank N.A.	03/20/24	(50)
USD	61,985	BRL	310,000	Citibank N.A.	03/20/24	(313)
USD	78,268	BRL	390,000	Goldman Sachs International	03/20/24	(107)
USD	22,212	CAD	30,000	Barclays Bank PLC	03/20/24	(116)
USD	22,288	CAD	30,000	Barclays Bank PLC	03/20/24	(40)
USD	2,106,801	CAD	2,860,000	Barclays Bank PLC	03/20/24	(21,787)
USD	170,790	CAD	230,000	BNP Paribas SA	03/20/24	(391)
USD	294,752	CAD	400,000	Citibank N.A.	03/20/24	(2,953)
USD	147,389	CAD	200,000	Goldman Sachs International	03/20/24	(1,463)
USD	170,708	CAD	230,000	Goldman Sachs International	03/20/24	(472)
USD	191,710	CAD	260,000	Goldman Sachs International	03/20/24	(1,798)
USD	66,761	CAD	90,000	Morgan Stanley & Co. International PLC	03/20/24	(223)
USD	197,088	CHF	170,000	Barclays Bank PLC	03/20/24	(913)
USD	23,272	CHF	20,000	BNP Paribas SA	03/20/24	(22)
USD	127,904	CHF	110,000	BNP Paribas SA	03/20/24	(214)
USD	207,336	CHF	180,000	BNP Paribas SA	03/20/24	(2,312)
USD	81,518	CHF	70,000	Goldman Sachs International	03/20/24	(12)
USD	256,136	CHF	220,000	Goldman Sachs International	03/20/24	(101)
USD	81,072	CHF	70,000	Morgan Stanley & Co. International PLC	03/20/24	(458)
USD	81,313	CHF	70,000	Morgan Stanley & Co. International PLC	03/20/24	(216)
USD	81,408	CHF	70,000	Morgan Stanley & Co. International PLC	03/20/24	(122)
USD	104,226	CHF	90,000	Morgan Stanley & Co. International PLC	03/20/24	(598)
USD	32,922	COP	132,017,250	BNP Paribas SA	03/20/24	(692)
USD	42,779	COP	170,000,000	BNP Paribas SA	03/20/24	(507)
USD	98,815	COP	396,051,750	BNP Paribas SA	03/20/24	(2,028)
USD	19,234	COP	76,674,608	Citibank N.A.	03/20/24	(289)
USD	32,572	COP	130,000,000	Citibank N.A.	03/20/24	(529)
USD	37,782	COP	149,926,819	Citibank N.A.	03/20/24	(393)
USD	40,683	COP	161,805,312	Citibank N.A.	03/20/24	(516)
USD	100,748	COP	400,000,000	Citibank N.A.	03/20/24	(1,101)

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	133,705	COP	545,980,946	Citibank N.A.	03/20/24	$(5,313)
USD	7,733	COP	30,670,841	Goldman Sachs International	03/20/24	(76)
USD	25,503	COP	104,032,419	Goldman Sachs International	03/20/24	(986)
USD	40,321	COP	160,000,000	Goldman Sachs International	03/20/24	(418)
USD	133,884	COP	545,980,945	Goldman Sachs International	03/20/24	(5,134)
USD	86,529	EUR	80,000	Morgan Stanley & Co. International PLC	03/20/24	(99)
USD	151,575	EUR	140,000	Morgan Stanley & Co. International PLC	03/20/24	(24)
USD	1,016,228	EUR	940,000	UBS AG	03/20/24	(1,648)
USD	87,990	GBP	70,000	Barclays Bank PLC	03/20/24	(754)
USD	139,283	GBP	110,000	Barclays Bank PLC	03/20/24	(171)
USD	12,634	GBP	10,000	Goldman Sachs International	03/20/24	(44)
USD	507,106	GBP	400,000	Morgan Stanley & Co. International PLC	03/20/24	(1)
USD	1,946,180	GBP	1,550,000	Morgan Stanley & Co. International PLC	03/20/24	(18,860)
USD	58,778	HUF	21,000,000	Goldman Sachs International	03/20/24	(78)
USD	41,535	HUF	15,000,000	Morgan Stanley & Co. International PLC	03/20/24	(505)
USD	44,695	HUF	16,000,000	Morgan Stanley & Co. International PLC	03/20/24	(147)
USD	84,559	IDR	1,340,000,000	Bank of America N.A.	03/20/24	(329)
USD	155,328	INR	13,000,000	Bank of America N.A.	03/20/24	(848)
USD	128,411	INR	10,700,000	Barclays Bank PLC	03/20/24	(133)
USD	33,472	INR	2,800,000	Citibank N.A.	03/20/24	(166)
USD	80,085	INR	6,700,000	Citibank N.A.	03/20/24	(406)
USD	135,138	INR	11,300,000	Citibank N.A.	03/20/24	(615)
USD	50,203	INR	4,200,000	Goldman Sachs International	03/20/24	(254)
USD	66,048	INR	5,500,000	Morgan Stanley & Co. International PLC	03/20/24	(27)
USD	82,534	KRW	110,000,000	Barclays Bank PLC	03/20/24	(107)
USD	28,658	MXN	500,000	Goldman Sachs International	03/20/24	(166)
USD	257,238	MXN	4,500,000	Goldman Sachs International	03/20/24	(2,180)
USD	34,017	MXN	600,000	Morgan Stanley & Co. International PLC	03/20/24	(572)
USD	504,602	NOK	5,500,000	BNP Paribas SA	03/20/24	(18,935)
USD	128,552	NOK	1,400,000	Goldman Sachs International	03/20/24	(4,711)
USD	138,333	NOK	1,500,000	Goldman Sachs International	03/20/24	(4,449)
USD	155,173	NOK	1,700,000	Goldman Sachs International	03/20/24	(6,648)
USD	165,548	NOK	1,800,000	Goldman Sachs International	03/20/24	(5,791)
USD	38,042	NOK	400,000	Morgan Stanley & Co. International PLC	03/20/24	(34)
USD	46,783	NOK	500,000	Morgan Stanley & Co. International PLC	03/20/24	(811)
USD	36,644	NZD	60,000	Barclays Bank PLC	03/20/24	(33)
USD	250,023	NZD	410,000	Citibank N.A.	03/20/24	(605)
USD	97,770	NZD	160,000	Goldman Sachs International	03/20/24	(35)
USD	85,179	NZD	140,000	Morgan Stanley & Co. International PLC	03/20/24	(401)
USD	295	PHP	16,643	Bank of America N.A.	03/20/24	(1)
USD	40,879	PHP	2,300,000	Bank of America N.A.	03/20/24	(7)
USD	120,388	PHP	6,800,000	Barclays Bank PLC	03/20/24	(492)
USD	47,552	PHP	2,683,357	Citibank N.A.	03/20/24	(149)
USD	122,573	PHP	6,900,000	Goldman Sachs International	03/20/24	(85)
USD	99,204	PLN	400,000	Barclays Bank PLC	03/20/24	(636)
USD	49,507	PLN	200,000	Citibank N.A.	03/20/24	(413)
USD	111,775	PLN	450,000	Goldman Sachs International	03/20/24	(544)
USD	248,643	PLN	1,000,000	Goldman Sachs International	03/20/24	(955)
USD	37,217	PLN	150,000	Morgan Stanley & Co. International PLC	03/20/24	(223)
USD	87,032	PLN	350,000	Morgan Stanley & Co. International PLC	03/20/24	(328)
USD	173,066	PLN	700,000	Morgan Stanley & Co. International PLC	03/20/24	(1,653)
USD	76,818	SEK	800,000	BNP Paribas SA	03/20/24	(200)
USD	115,056	SEK	1,200,000	BNP Paribas SA	03/20/24	(472)
USD	95,570	SEK	1,000,000	Goldman Sachs International	03/20/24	(703)
USD	220,874	SEK	2,300,000	Morgan Stanley & Co. International PLC	03/20/24	(554)
USD	97,098	SGD	130,000	Morgan Stanley & Co. International PLC	03/20/24	(11)
USD	225,852	THB	8,000,000	Barclays Bank PLC	03/20/24	(470)
USD	228,466	THB	8,100,000	Barclays Bank PLC	03/20/24	(684)
USD	59,337	THB	2,100,000	Goldman Sachs International	03/20/24	(72)
USD	76,470	TWD	2,400,000	Bank of America N.A.	03/20/24	(685)
USD	118,754	TWD	3,700,000	Bank of America N.A.	03/20/24	(193)
USD	51,394	TWD	1,600,000	BNP Paribas SA	03/20/24	(42)

37

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,026	TWD	2,600,000	Morgan Stanley & Co. International PLC	03/20/24	$(559)
USD	36,529	ZAR	700,000	Goldman Sachs International	03/20/24	(712)
USD	53,110	ZAR	1,000,000	Goldman Sachs International	03/20/24	(92)
USD	161,767	ZAR	3,100,000	Goldman Sachs International	03/20/24	(3,159)
USD	31,896	ZAR	600,000	Morgan Stanley & Co. International PLC	03/20/24	(26)
USD	42,119	ZAR	800,000	Morgan Stanley & Co. International PLC	03/20/24	(443)
USD	62,869	ZAR	1,200,000	Morgan Stanley & Co. International PLC	03/20/24	(974)
USD	84,359	ZAR	1,600,000	Morgan Stanley & Co. International PLC	03/20/24	(764)
USD	47,784	ZAR	900,000	UBS AG	03/20/24	(97)
ZAR	800,000	USD	42,630	Morgan Stanley & Co. International PLC	03/20/24	(68)
JPY	7,000,000	USD	48,482	Barclays Bank PLC	03/21/24	(560)
JPY	25,000,000	USD	172,266	Barclays Bank PLC	03/21/24	(1,117)
JPY	13,000,000	USD	93,148	BNP Paribas SA	03/21/24	(4,151)
JPY	12,000,000	USD	83,677	Goldman Sachs International	03/21/24	(1,525)
JPY	4,000,000	USD	28,398	Morgan Stanley & Co. International PLC	03/21/24	(1,014)
JPY	5,000,000	USD	35,282	Morgan Stanley & Co. International PLC	03/21/24	(1,053)
JPY	6,000,000	USD	42,962	Morgan Stanley & Co. International PLC	03/21/24	(1,886)
JPY	8,000,000	USD	56,136	Morgan Stanley & Co. International PLC	03/21/24	(1,369)
JPY	10,000,000	USD	70,037	Morgan Stanley & Co. International PLC	03/21/24	(1,577)
TRY	157,800	USD	4,049	Barclays Bank PLC	12/04/24	(206)
TRY	317,178	USD	7,814	Barclays Bank PLC	12/04/24	(90)
TRY	156,222	USD	4,071	Goldman Sachs International	12/04/24	(267)
TRY	157,800	USD	4,035	Goldman Sachs International	12/04/24	(192)
TRY	315,600	USD	8,108	Goldman Sachs International	12/04/24	(422)
TRY	473,400	USD	12,152	Goldman Sachs International	12/04/24	(624)
CNY	461,340	USD	66,000	Morgan Stanley & Co. International PLC	01/27/25	(162)

						(443,732)

						$(11,848)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	264	03/15/24	USD	94.94	USD	62,618	$41,250

Put
10-Year U.S. Treasury Note Future	320	02/02/24	USD	110.75	USD	35,955	5,000
2-Year U.S. Treasury Note Future	5	02/23/24	USD	102.50	USD	1,028	1,016
3-Month SOFR Future	98	05/10/24	USD	95.25	USD	23,364	28,175
3-Month SOFR Future	42	12/13/24	USD	95.81	USD	10,098	28,350

							62,541

							$103,791

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Barclays Bank PLC	—	10/23/24	CNH	7.50	CNH	7.50	USD	10	$942

Put
EUR Currency	One Touch	Bank of America N.A.	—	02/02/24	PLN	4.28	PLN	4.28	EUR	4	14
EUR Currency	One Touch	Bank of America N.A.	—	02/02/24	PLN	4.28	PLN	4.28	EUR	4	14
EUR Currency	One Touch	Bank of America N.A.	—	03/27/24	USD	1.06	USD	1.05	EUR	6	910
USD Currency	Down-and-out	Bank of America N.A.	—	06/03/24	BRL	4.85	BRL	4.71	USD	67	113

											1,051

											$1,993

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Citibank N.A.	04/05/24	CNH	7.20	USD	67	$316
USD Currency	Morgan Stanley & Co. International PLC	05/17/24	JPY	146.00	USD	118	1,917

							2,233

Put
USD Currency	Goldman Sachs International	02/22/24	KRW	1,280.00	USD	34	17
EUR Currency	Bank of America N.A.	05/24/24	USD	1.07	EUR	223	2,143

							2,160

							$4,393

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 03/28/29	1-Day SOFR, 5.32%	Annual	4.24%	Annual	Citibank N.A.	03/26/24	4.24%	USD	1,638	$49,539

Put
10-Year Interest Rate Swap, 03/14/34	2.83%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	Barclays Bank PLC	03/12/24	2.83	EUR	4,058	11,192
5-Year Interest Rate Swap, 03/28/29	4.24%	Annual	1-Day SOFR, 5.32%	Annual	Citibank N.A.	03/26/24	4.23	USD	1,638	1,145

										12,337

										$61,876

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
2-Year U.S. Treasury Note Future	2	02/23/24	USD	104.50	USD	411	$(31)
2-Year U.S. Treasury Note Future	3	02/23/24	USD	103.25	USD	617	(609)
3-Month SOFR Future	132	03/15/24	USD	96.50	USD	31,835	(62,700)

							(63,340)

Put
10-Year U.S. Treasury Note Future	320	02/02/24	USD	110.00	USD	35,955	(320)
3-Month SOFR Future	98	05/10/24	USD	95.06	USD	23,364	(11,638)
3-Month SOFR Future	98	05/10/24	USD	94.88	USD	23,364	(4,288)
3-Month SOFR Future	42	12/13/24	USD	96.25	USD	10,168	(25,462)

							(41,708)

							$(105,048)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs International	02/22/24	KRW	1,330.00	KRW	34	$(330)
USD Currency	Citibank N.A.	04/05/24	CNH	7.26	CNH	101	(252)

							$(582)

39

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 03/16/29	3.96%	Annual	1-Day SOFR, 5.32%	Annual	Barclays Bank PLC	03/14/24	3.96%	USD	1,638	$(29,994)
5-Year Interest Rate Swap, 03/16/29	3.96%	Annual	1-Day SOFR, 5.32%	Annual	Goldman Sachs International	03/14/24	3.96	USD	2,400	(43,948)
5-Year Interest Rate Swap, 06/14/29	3.75%	Annual	1-Day SOFR, 5.32%	Annual	Citibank N.A.	06/12/24	3.75	USD	6,555	(123,293)
5-Year Interest Rate Swap, 06/14/29	3.75%	Annual	1-Day SOFR, 5.32%	Annual	Goldman Sachs International	06/12/24	3.75	USD	6,000	(112,854)
5-Year Interest Rate Swap, 11/16/29	3.90%	Annual	1-Day SOFR, 5.32%	Annual	Barclays Bank PLC	11/14/24	3.90	USD	3,631	(114,304)
10-Year Interest Rate Swap, 11/19/35	3.95%	Annual	1-Day SOFR, 5.32%	Annual	Bank of America N.A.	11/17/25	3.95	USD	481	(30,556)
10-Year Interest Rate Swap, 11/19/35	4.00%	Annual	1-Day SOFR, 5.32%	Annual	Bank of America N.A.	11/17/25	4.00	USD	259	(17,130)
10-Year Interest Rate Swap, 11/22/35	3.97%	Annual	1-Day SOFR, 5.32%	Annual	Citibank N.A.	11/20/25	3.97	USD	293	(18,827)
10-Year Interest Rate Swap, 11/30/35	3.84%	Annual	1-Day SOFR, 5.32%	Annual	Bank of America N.A.	11/28/25	3.84	USD	234	(13,599)
10-Year Interest Rate Swap, 11/30/35	3.96%	Annual	1-Day SOFR, 5.32%	Annual	Citibank N.A.	11/28/25	3.96	USD	165	(10,537)
10-Year Interest Rate Swap, 12/17/35	3.40%	Annual	1-Day SOFR, 5.32%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40	USD	97	(3,776)

										(518,818)

Put
10-Year Interest Rate Swap, 03/14/34	6-mo. EURIBOR, 3.84%	Semi-Annual	3.23%	Annual	Barclays Bank PLC	03/12/24	3.23	EUR	4,058	(1,382)
5-Year Interest Rate Swap, 03/16/29	1-Day SOFR, 5.32%	Annual	3.96%	Annual	Barclays Bank PLC	03/14/24	3.96	USD	1,638	(2,758)
5-Year Interest Rate Swap, 03/16/29	1-Day SOFR, 5.32%	Annual	3.96%	Annual	Goldman Sachs International	03/14/24	3.96	USD	2,400	(4,041)
5-Year Interest Rate Swap, 06/14/29	1-Day SOFR, 5.32%	Annual	3.75%	Annual	Citibank N.A.	06/12/24	3.75	USD	6,555	(48,469)
5-Year Interest Rate Swap, 06/14/29	1-Day SOFR, 5.32%	Annual	3.75%	Annual	Goldman Sachs International	06/12/24	3.75	USD	6,000	(44,365)
5-Year Interest Rate Swap, 11/16/29	1-Day SOFR, 5.32%	Annual	3.90%	Annual	Barclays Bank PLC	11/14/24	3.90	USD	3,631	(32,195)
10-Year Interest Rate Swap, 11/19/35	1-Day SOFR, 5.32%	Annual	3.95%	Annual	Bank of America N.A.	11/17/25	3.95	USD	481	(14,095)
10-Year Interest Rate Swap, 11/19/35	1-Day SOFR, 5.32%	Annual	4.00%	Annual	Bank of America N.A.	11/17/25	4.00	USD	259	(7,261)
10-Year Interest Rate Swap, 11/22/35	1-Day SOFR, 5.32%	Annual	3.97%	Annual	Citibank N.A.	11/20/25	3.96	USD	293	(8,494)
10-Year Interest Rate Swap, 11/30/35	1-Day SOFR, 5.32%	Annual	3.84%	Annual	Bank of America N.A.	11/28/25	3.84	USD	234	(7,640)
10-Year Interest Rate Swap, 11/30/35	1-Day SOFR, 5.32%	Annual	3.96%	Annual	Citibank N.A.	11/28/25	3.96	USD	165	(4,856)
10-Year Interest Rate Swap, 12/17/35	1-Day SOFR, 5.32%	Annual	3.40%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40	USD	97	(4,635)

										(180,191)

										$(699,009)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	2,872	$(26,721)	$(30,852)	$4,131

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	31,000	$(631,750)	$(586,638)	$(45,112)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	170	(14,115)	(11,059)	(3,056)

						$(672,586)	$(628,549)	$(44,037)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.95%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A		12/03/24	MXN	6,517	$(100)	$—	$(100)
10.76%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A		01/23/25	MXN	3,286	58	1	57
4.68%	Annual	3-mo. PRIBOR, 6.55%	Quarterly	03/20/24	(a)	03/20/25	CZK	4,767	(332)	1	(333)
5.14%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	N/A		12/20/25	PLN	358	7	1	6
2.73%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/26	EUR	15,950	128	(13,656)	13,784
3.92%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/26	USD	17,620	9,181	913	8,268
4.07%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	4,563	2,063	(21,810)	23,873
4.10%	Annual	6-mo. PRIBOR, 6.15%	Semi-Annual	03/20/24	(a)	03/20/26	CZK	2,000	(365)	—	(365)
4.49%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	9,182	(85,828)	6,955	(92,783)
3-mo. KRW CDC, 3.68%	Quarterly	3.83%	Quarterly	N/A		12/20/26	KRW	272,288	3,310	2	3,308
28-Day MXIBTIIE, 11.50%	Monthly	9.21%	Monthly	N/A		01/18/27	MXN	2,266	13	1	12
6-mo. EURIBOR, 3.84%	Semi-Annual	2.42%	Annual	03/20/24	(a)	03/20/27	EUR	5,410	(21,624)	(5,145)	(16,479)
1-Day CORRA, 5.00%	Semi-Annual	3.38%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	6,420	(33,249)	(2,600)	(30,649)
1-Day CORRA, 5.00%	Semi-Annual	3.45%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	3,230	(11,893)	(1,713)	(10,180)
3.55%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/27	GBP	2,850	26,467	5,485	20,982
3.67%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	1,190	1,156	1,219	(63)
3.73%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	2,420	(1,250)	(334)	(916)
3.81%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/27	GBP	940	392	(6,487)	6,879
3.94%	Quarterly	3-mo. BBSW, 4.35%	Quarterly	03/20/24	(a)	03/20/27	AUD	3,580	(15,427)	(6,434)	(8,993)
4.20%	Quarterly	3-mo. BBSW, 4.35%	Quarterly	03/20/24	(a)	03/20/27	AUD	1,940	(17,851)	(7,931)	(9,920)
6-mo. EURIBOR, 3.84%	Semi-Annual	3.80%	Annual	N/A		07/21/28	EUR	88	5,738	2,273	3,465
28-Day MXIBTIIE, 11.50%	Monthly	9.15%	Monthly	N/A		11/07/28	MXN	1,460	1,280	1	1,279
1-Day SOFR, 5.32%	Annual	3.98%	Annual	N/A		12/05/28	USD	1,300	17,394	12	17,382
1-Day SOFR, 5.32%	Annual	3.89%	Annual	N/A		12/07/28	USD	650	5,980	6	5,974
28-Day MXIBTIIE, 11.50%	Monthly	8.67%	Monthly	N/A		01/18/29	MXN	1,457	(153)	—	(153)
8.51%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	03/20/24	(a)	03/14/29	MXN	5,770	1,175	3	1,172
28-Day MXIBTIIE, 11.50%	Monthly	8.54%	Monthly	03/20/24	(a)	03/14/29	MXN	3,000	(402)	1	(403)
28-Day MXIBTIIE, 11.50%	Monthly	8.55%	Monthly	03/20/24	(a)	03/14/29	MXN	9,000	(891)	5	(896)
28-Day MXIBTIIE, 11.50%	Monthly	8.58%	Monthly	03/20/24	(a)	03/14/29	MXN	6,000	(176)	3	(179)
28-Day MXIBTIIE, 11.50%	Monthly	8.59%	Monthly	03/20/24	(a)	03/14/29	MXN	10,000	(60)	6	(66)
8.60%	Semi-Annual	28-Day MXIBTIIE, 11.50%	Semi-Annual	03/20/24	(a)	03/14/29	MXN	7,030	(121)	4	(125)
28-Day MXIBTIIE, 11.50%	Monthly	8.66%	Monthly	03/20/24	(a)	03/14/29	MXN	5,000	813	3	810
28-Day MXIBTIIE, 11.50%	Monthly	8.68%	Monthly	03/20/24	(a)	03/14/29	MXN	7,000	1,341	4	1,337
28-Day MXIBTIIE, 11.50%	Monthly	8.75%	Monthly	03/20/24	(a)	03/14/29	MXN	7,000	2,480	3	2,477
28-Day MXIBTIIE, 11.50%	Monthly	8.76%	Monthly	03/20/24	(a)	03/14/29	MXN	23,000	8,685	13	8,672
1.32%	Quarterly	3-mo. TAIBOR, 1.49%	Quarterly	03/20/24	(a)	03/20/29	TWD	6,000	1,121	3	1,118
1.33%	Quarterly	3-mo. TAIBOR, 1.49%	Quarterly	03/20/24	(a)	03/20/29	TWD	9,000	1,503	4	1,499
1.36%	Quarterly	3-mo. TAIBOR, 1.49%	Quarterly	03/20/24	(a)	03/20/29	TWD	6,000	736	3	733
1.38%	Quarterly	3-mo. TAIBOR, 1.49%	Quarterly	03/20/24	(a)	03/20/29	TWD	7,000	570	3	567
1.42%	Quarterly	3-mo. TAIBOR, 1.49%	Quarterly	03/20/24	(a)	03/20/29	TWD	10,000	283	3	280
2.24%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	1,500	(999)	2	(1,001)
2.25%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	3,000	(2,272)	4	(2,276)
2.26%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	6,500	(5,218)	10	(5,228)
2.26%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	4,000	(3,185)	6	(3,191)
2.27%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	20,000	737	6	731
2.29%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	26,000	85	8	77

41

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.29%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	20,000	$200	$6	$194
2.30%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	3,500	(12)	1	(13)
2.30%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	3,500	(59)	1	(60)
2.31%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	20,000	(539)	6	(545)
2.31%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	8,620	(145)	3	(148)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.35%	Annual	03/20/24	(a)	03/20/29	EUR	250	(1,372)	3	(1,375)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.36%	Annual	03/20/24	(a)	03/20/29	EUR	170	(886)	2	(888)
2.43%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	3,000	(5,772)	4	(5,776)
2.44%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	3,000	(5,811)	4	(5,815)
2.44%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	3,000	(5,908)	5	(5,913)
2.45%	Quarterly	China Fixing Repo Rates 7-Day, 2.35%	Quarterly	03/20/24	(a)	03/20/29	CNY	3,000	(6,055)	5	(6,060)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.46%	Annual	03/20/24	(a)	03/20/29	EUR	4,925	642	(2,879)	3,521
6-mo. EURIBOR, 3.84%	Semi-Annual	2.47%	Annual	03/20/24	(a)	03/20/29	EUR	5,010	2,575	(12,544)	15,119
6-mo. EURIBOR, 3.84%	Semi-Annual	2.48%	Annual	03/20/24	(a)	03/20/29	EUR	6,605	6,197	45,559	(39,362)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.55%	Annual	03/20/24	(a)	03/20/29	EUR	290	1,315	680	635
3-mo. STIBOR, 4.09%	Quarterly	2.56%	Annual	03/20/24	(a)	03/20/29	SEK	2,000	621	387	234
3-mo. STIBOR, 4.09%	Quarterly	2.57%	Annual	03/20/24	(a)	03/20/29	SEK	7,000	2,547	(335)	2,882
3-mo. STIBOR, 4.09%	Quarterly	2.60%	Annual	03/20/24	(a)	03/20/29	SEK	12,000	6,076	2,622	3,454
6-mo. EURIBOR, 3.84%	Semi-Annual	2.60%	Annual	03/20/24	(a)	03/20/29	EUR	200	1,400	(259)	1,659
3-mo. STIBOR, 4.09%	Quarterly	2.62%	Annual	03/20/24	(a)	03/20/29	SEK	16,000	9,455	5,334	4,121
6-mo. EURIBOR, 3.84%	Semi-Annual	2.62%	Annual	03/20/24	(a)	03/20/29	EUR	240	1,915	357	1,558
1-Day SORA, 3.48%	Semi-Annual	2.63%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	330	(1,529)	3	(1,532)
1-Day SORA, 3.48%	Semi-Annual	2.67%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	340	(1,010)	3	(1,013)
3.01%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	330,850	1,758	3	1,755
3.08%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	1,000	(31,104)	959	(32,063)
1-Day SORA, 3.48%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	300	3,700	2	3,698
1-Day SORA, 3.48%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	610	7,630	5	7,625
3.16%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	1,415,747	324	12	312
3.18%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	94,000	(70)	1	(71)
3.19%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	407,620	(320)	3	(323)
3.19%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	348,500	(332)	3	(335)
3.19%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	572,000	(524)	5	(529)
3.20%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	1,032,000	(1,378)	9	(1,387)
3.23%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	762,000	(1,867)	6	(1,873)
1-Day SONIA, 5.19%	Annual	3.28%	Annual	03/20/24	(a)	03/20/29	GBP	1,270	(21,587)	17	(21,604)
3.28%	Semi-Annual	3-mo. STIBOR, 4.09%	Quarterly	03/20/24	(a)	03/20/29	SEK	3,420	(12,026)	(2,194)	(9,832)
3.36%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	854,000	(5,839)	7	(5,846)
3.37%	Quarterly	3-mo. KRW CDC, 3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	136,000	(984)	2	(986)
6-mo. PRIBOR, 6.15%	Semi-Annual	3.42%	Annual	03/20/24	(a)	03/20/29	CZK	2,110	(159)	1	(160)
3.44%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	1,000	(3,119)	(2,101)	(1,018)
3.45%	Quarterly	3-mo. HIBOR, 4.71%	Quarterly	03/20/24	(a)	03/20/29	HKD	1,620	1,032	2	1,030
6-mo. PRIBOR, 6.15%	Semi-Annual	3.45%	Annual	03/20/24	(a)	03/20/29	CZK	3,000	(42)	2	(44)
6-mo. PRIBOR, 6.15%	Semi-Annual	3.48%	Annual	03/20/24	(a)	03/20/29	CZK	4,320	151	2	149
6-mo. PRIBOR, 6.15%	Semi-Annual	3.49%	Annual	03/20/24	(a)	03/20/29	CZK	6,710	437	3	434
1-Day SOFR, 5.32%	Annual	3.52%	Annual	03/20/24	(a)	03/20/29	USD	14,860	(24,764)	8,885	(33,649)
3.53%	Annual	6-mo. NIBOR, 4.84%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	2,530	1,177	485	692
1-Day SONIA, 5.19%	Annual	3.55%	Annual	03/20/24	(a)	03/20/29	GBP	1,937	(3,430)	21,614	(25,044)
3.56%	Quarterly	3-mo. HIBOR, 4.71%	Quarterly	03/20/24	(a)	03/20/29	HKD	3,000	27	4	23
3.59%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	200	(123)	(460)	337
1-Day SONIA, 5.19%	Annual	3.62%	Annual	03/20/24	(a)	03/20/29	GBP	16,903	35,531	82,061	(46,530)
3.66%	Semi-Annual	1-Day SONIA, 5.19%	Semi-Annual	03/20/24	(a)	03/20/29	GBP	2,920	(13,604)	16,160	(29,764)
1-Day SOFR, 5.32%	Annual	3.68%	Annual	03/20/24	(a)	03/20/29	USD	270	1,488	(34)	1,522
1-Day SOFR, 5.32%	Annual	3.69%	Annual	03/20/24	(a)	03/20/29	USD	240	1,460	(100)	1,560
3.74%	Annual	6-mo. NIBOR, 4.84%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	3,000	(1,407)	(62)	(1,345)
3.87%	Quarterly	3-mo. HIBOR, 4.71%	Quarterly	03/20/24	(a)	03/20/29	HKD	580	(993)	1	(994)
3.88%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	500	759	4	755
3.89%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	500	700	4	696

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.90%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	320	$349	$2	$347
6-mo. PRIBOR, 6.15%	Semi-Annual	3.93%	Annual	03/20/24	(a)	03/20/29	CZK	20,000	19,138	10	19,128
3.97%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	1,000	(974)	7	(981)
6-mo. PRIBOR, 6.15%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	4,440	4,659	2	4,657
3.99%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	350	(573)	3	(576)
1-Day SONIA, 5.19%	Annual	4.01%	Annual	03/20/24	(a)	03/20/29	GBP	1,800	43,575	(1,648)	45,223
4.03%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	300	(854)	2	(856)
4.04%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	700	(2,257)	5	(2,262)
6-mo. PRIBOR, 6.15%	Semi-Annual	4.04%	Semi-Annual	03/20/24	(a)	03/20/29	CZK	4,500	5,228	2	5,226
4.06%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	170	(4,587)	2	(4,589)
4.06%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	600	(2,150)	5	(2,155)
4.06%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	400	(1,469)	3	(1,472)
4.08%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	140	(590)	2	(592)
4.10%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	138	(674)	1	(675)
4.10%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	900	(4,393)	7	(4,400)
6-mo. PRIBOR, 6.15%	Semi-Annual	4.10%	Annual	03/20/24	(a)	03/20/29	CZK	6,170	7,961	3	7,958
4.11%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	54	(281)	—	(281)
4.11%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	350	(1,832)	3	(1,835)
4.12%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	210	(1,143)	1	(1,144)
4.12%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	875	(4,684)	7	(4,691)
4.12%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	134	(718)	1	(719)
4.12%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	875	(4,787)	7	(4,794)
4.12%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	134	(734)	1	(735)
4.22%	Quarterly	3-mo. HIBOR, 4.71%	Quarterly	03/20/24	(a)	03/20/29	HKD	1,000	(3,693)	1	(3,694)
4.22%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	100	(827)	1	(828)
4.23%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	100	(863)	—	(863)
4.24%	Semi-Annual	6-mo. BBSW, 4.43%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	90	(816)	—	(816)
4.25%	Quarterly	3-mo. HIBOR, 4.71%	Quarterly	03/20/24	(a)	03/20/29	HKD	2,000	(7,770)	3	(7,773)
6-mo. PRIBOR, 6.15%	Semi-Annual	4.25%	Annual	03/20/24	(a)	03/20/29	CZK	5,730	9,120	3	9,117
1-Day SOFR, 5.32%	Annual	4.26%	Annual	03/20/24	(a)	03/20/29	USD	5,000	158,114	36,034	122,080
4.26%	Annual	6-mo. NIBOR, 4.84%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	11,520	(31,037)	(785)	(30,252)
6-mo. WIBOR, 5.85%	Semi-Annual	4.32%	Annual	03/20/24	(a)	03/20/29	PLN	1,000	(1,722)	3	(1,725)
6-mo. WIBOR, 5.85%	Semi-Annual	4.38%	Annual	03/20/24	(a)	03/20/29	PLN	930	(950)	3	(953)
6-mo. WIBOR, 5.85%	Semi-Annual	4.38%	Annual	03/20/24	(a)	03/20/29	PLN	13,000	(13,352)	34	(13,386)
1-Day SOFR, 5.32%	Annual	4.42%	Annual	03/20/24	(a)	03/20/29	USD	550	21,427	950	20,477
6-mo. WIBOR, 5.85%	Semi-Annual	4.43%	Annual	03/20/24	(a)	03/20/29	PLN	2,000	(1,052)	5	(1,057)
6-mo. WIBOR, 5.85%	Semi-Annual	4.49%	Annual	03/20/24	(a)	03/20/29	PLN	950	115	3	112
6-mo. WIBOR, 5.85%	Semi-Annual	4.60%	Annual	03/20/24	(a)	03/20/29	PLN	1,320	1,717	4	1,713
4.61%	Quarterly	3-mo. BBR, 5.71%	Semi-Annual	03/20/24	(a)	03/20/29	NZD	130	(1,200)	1	(1,201)
6-mo. WIBOR, 5.85%	Semi-Annual	4.64%	Annual	03/20/24	(a)	03/20/29	PLN	2,000	3,453	6	3,447
5.26%	Semi-Annual	3-mo. BBR, 5.71%	Quarterly	03/20/24	(a)	03/20/29	NZD	210	(5,623)	2	(5,625)
6.15%	Semi-Annual	1-Day MIBOR, 6.85%	Semi-Annual	03/20/24	(a)	03/20/29	INR	15,000	171	2	169
7.95%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	4,740	1,213	3	1,210
8.02%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	4,000	461	2	459
8.05%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	5,000	230	3	227
8.09%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	420	(20)	—	(20)
8.10%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	3,000	(226)	1	(227)
8.10%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	980	(67)	1	(68)
8.11%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	600	(49)	—	(49)
8.11%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	17,000	(1,682)	11	(1,693)
8.12%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	6,570	(721)	4	(725)
8.13%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	5,000	(668)	3	(671)
8.14%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	8,000	(1,242)	5	(1,247)
8.14%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	11,000	(1,589)	6	(1,595)
8.17%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	15,000	(3,302)	9	(3,311)
8.19%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	9,000	(2,273)	6	(2,279)
8.21%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	22,500	(6,901)	13	(6,914)
8.22%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	6,000	(1,957)	4	(1,961)
8.26%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	7,500	(3,095)	5	(3,100)
8.32%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	5,000	(2,670)	3	(2,673)
8.43%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	6,000	(4,686)	4	(4,690)

43

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.46%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	6,000	$(5,138)	$4	$(5,142)
8.47%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	7,000	(6,085)	4	(6,089)
8.53%	Quarterly	3-mo. JIBAR, 8.39%	Quarterly	03/20/24	(a)	03/20/29	ZAR	3,000	(2,965)	2	(2,967)
1-Day SOFR, 5.32%	Annual	3.33%	Annual	06/17/24	(a)	06/17/29	USD	844	(5,017)	8	(5,025)
1-Day SOFR, 5.32%	Annual	3.36%	Annual	06/17/24	(a)	06/17/29	USD	633	(2,855)	6	(2,861)
1-Day SOFR, 5.32%	Annual	3.41%	Annual	06/17/24	(a)	06/17/29	USD	1,267	(3,130)	12	(3,142)
1-Day SOFR, 5.32%	Annual	3.42%	Annual	06/17/24	(a)	06/17/29	USD	475	(823)	4	(827)
1-Day SOFR, 5.32%	Annual	3.44%	Annual	06/17/24	(a)	06/17/29	USD	633	(686)	6	(692)
1-Day SOFR, 5.32%	Annual	3.47%	Annual	06/17/24	(a)	06/17/29	USD	1,098	167	10	157
3.53%	Annual	1-Day SOFR, 5.32%	Annual	06/17/24	(a)	06/17/29	USD	422	(1,280)	4	(1,284)
3.59%	Annual	1-Day SOFR, 5.32%	Annual	06/17/24	(a)	06/17/29	USD	844	(4,886)	8	(4,894)
1-Day SOFR, 5.32%	Annual	3.63%	Annual	06/18/24	(a)	06/18/29	USD	1,200	8,766	10	8,756
3.68%	Annual	1-Day SOFR, 5.32%	Annual	06/17/24	(a)	06/17/29	USD	1,054	(10,139)	10	(10,149)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.41%	Annual	03/20/24	(a)	03/20/34	EUR	940	(12,111)	18	(12,129)
2.54%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/34	EUR	2,615	(327)	6,535	(6,862)
6-mo. EURIBOR, 3.84%	Semi-Annual	2.55%	Annual	03/20/24	(a)	03/20/34	EUR	14,320	14,986	144,683	(129,697)
2.57%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/34	EUR	2,670	(6,295)	11,685	(17,980)
3.23%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/34	GBP	740	25,188	17	25,171
1-Day SOFR, 5.32%	Annual	3.49%	Annual	03/20/24	(a)	03/20/34	USD	8,200	(45,092)	28,936	(74,028)
3.53%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/34	GBP	8,320	19,983	(101,809)	121,792
2.24%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/54	EUR	280	8,677	11	8,666
2.37%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	03/20/24	(a)	03/20/54	EUR	6,100	12,191	(169,443)	181,634
3.33%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/54	USD	5,560	141,921	(46,007)	187,928

									$96,875	$24,631	$72,244

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.41%	At Termination	11/15/33	EUR	20	$664	$38	$626
UK RPI All Items NSA	At Termination	3.83%	At Termination	11/15/33	GBP	350	14,248	(577)	14,825
Eurostat Eurozone HICP Ex
Tobacco Unrevised	At Termination	2.17%	At Termination	01/15/34	EUR	810	5,375	442	4,933
UK RPI All Items NSA	At Termination	3.56%	At Termination	01/15/34	GBP	670	81	(425)	506
Eurostat Eurozone HICP Ex
Tobacco Unrevised	At Termination	2.51%	At Termination	12/15/53	EUR	210	7,518	10	7,508
3.16%	At Termination	UK RPI All Items NSA	At Termination	01/15/54	GBP	108	423	5	418
3.17%	At Termination	UK RPI All Items NSA	At Termination	01/15/54	GBP	107	34	6	28
US CPI for All Urban
Consumers NSA	At Termination	2.50%	At Termination	01/19/54	USD	155	709	7	702
US CPI for All Urban
Consumers NSA	At Termination	2.51%	At Termination	01/22/54	USD	155	1,024	7	1,017

							$30,076	$(487)	$30,563

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc	1.00%	Quarterly	Bank of America N.A.	12/20/28	USD	38	$(1,119)	$(859)	$(260)
American Electric Power Co., Inc	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	48	(1,403)	(991)	(412)
American Electric Power Co., Inc	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	90	(2,640)	(2,142)	(498)
American Express Co	1.00	Quarterly	Citibank N.A.	12/20/28	USD	90	(2,653)	(1,899)	(754)

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dominion Energy Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/28	USD	38	$(817)	$(609)	$(208)
Dominion Energy Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	10	(206)	(149)	(57)
Dominion Energy Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	20	(428)	(302)	(126)
Dominion Energy Inc.	1.00	Quarterly	Citibank N.A.	12/20/28	USD	19	(406)	(278)	(128)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	117	1,757	3,250	(1,493)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	74	2,174	3,528	(1,354)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	12/20/28	USD	43	2,331	2,255	76
Republic of South Africa	1.00	Quarterly	Citibank N.A.	12/20/28	USD	39	2,067	2,059	8
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	78	4,163	5,195	(1,032)
United Mexican States	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	100	(560)	320	(880)

							$2,260	$9,378	$(7,118)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day
BZDIOVER,
0.44%	At Termination	10.79%	At Termination	Citibank N.A.	N/A		01/02/25	BRL	1,157	$1,062	$—	$1,062
		1-Day COOIS,
10.30%	At Termination	12.02%	At Termination	Citibank N.A.	N/A		01/29/25	COP	425,961	(168)	—	(168)
		1-Day COOIS,
10.18%	At Termination	12.02%	At Termination	Citibank N.A.	N/A		06/20/25	COP	386,441	(610)	—	(610)
		1-Day COOIS,
7.76%	At Termination	12.02%	At Termination	Citibank N.A.	11/05/24	(a)	11/05/25	COP	624,054	(1,194)	—	(1,194)
1-Day
BZDIOVER,
0.44%	At Termination	10.58%	At Termination	Citibank N.A.	N/A		01/02/26	BRL	2,421	6,786	—	6,786
1-Day
BZDIOVER,
0.44%	At Termination	9.65%	At Termination	Citibank N.A.	N/A		01/02/26	BRL	922	8	—	8
1-Day
BZDIOVER,
0.44%	At Termination	10.29%	At Termination	Bank of America N.A.	N/A		01/04/27	BRL	1,000	2,577	—	2,577
1-Day
BZDIOVER,				Morgan Stanley & Co.
0.44%	At Termination	10.51%	At Termination	International PLC	N/A		01/04/27	BRL	1,000	3,570	—	3,570
1-Day
BZDIOVER,
0.44%	At Termination	10.64%	At Termination	Bank of America N.A.	N/A		01/04/27	BRL	4,000	17,462	—	17,462
1-Day
BZDIOVER,
0.44%	At Termination	10.76%	At Termination	Citibank N.A.	N/A		01/04/27	BRL	14,000	70,970	—	70,970
1-Day
BZDIOVER,
0.44%	At Termination	9.73%	At Termination	Barclays Bank PLC	N/A		01/04/27	BRL	3,000	(613)	—	(613)
1-Day
BZDIOVER,
0.44%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A		01/04/27	BRL	606	122	—	122
1-Day
BZDIOVER,				Morgan Stanley & Co.
0.44%	At Termination	9.79%	At Termination	International PLC	N/A		01/04/27	BRL	1,000	244	—	244
1-Day
BZDIOVER,				Morgan Stanley & Co.
0.44%	At Termination	9.83%	At Termination	International PLC	N/A		01/04/27	BRL	1,000	398	—	398

45

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty
		1-Day CLP
		Interbank Rate,
4.40%	Semi-Annual	23,432.52%	Semi-Annual	Goldman Sachs International	01/26/26	(a)	01/26/28	CLP	204,490	$(668)	$—	$(668)
		1-Day CLP
		Interbank Rate,
4.44%	Semi-Annual	23,432.52%	Semi-Annual	Goldman Sachs International	01/26/26	(a)	01/26/28	CLP	145,394	(573)	—	(573)

										$99,373	$—	$99,373

(a)	Forward Swap

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$45,746,149	$95,392	$45,841,541
Corporate Bonds	—	188,616,766	—	188,616,766
Foreign Agency Obligations	—	9,647,763	—	9,647,763
Municipal Bonds	—	3,630,970	—	3,630,970
Non-Agency Mortgage-Backed Securities	—	66,801,386	—	66,801,386
U.S. Government Sponsored Agency Securities	—	226,148,700	—	226,148,700
U.S. Treasury Obligations	—	209,024,257	—	209,024,257
Short-Term Securities
Money Market Funds	76,834,304	—	—	76,834,304
Options Purchased
Foreign Currency Exchange Contracts	—	6,386	—	6,386
Interest Rate Contracts	103,791	61,876	—	165,667
Liabilities
Investments
TBA Sale Commitments	—	(37,255,468)	—	(37,255,468)

	$76,938,095	$712,428,785	$95,392	$789,462,272

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,215	$—	$4,215
Foreign Currency Exchange Contracts	—	431,884	—	431,884
Interest Rate Contracts	632,513	1,057,560	—	1,690,073
Other Contracts	—	30,563	—	30,563
Liabilities
Credit Contracts	—	(55,370)	—	(55,370)
Foreign Currency Exchange Contracts	—	(444,314)	—	(444,314)
Interest Rate Contracts	(1,028,419)	(1,584,952)	—	(2,613,371)

	$(395,906)	$(560,414)	$—	$(956,320)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar
USD	United States Dollar

Currency Abbreviation (continued)

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

BMO	BMO Capital Markets

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CORRA	Overnight Bank of Canada Repo Rate

CPI	Consumer Price Index

CR	Custodian Receipt

CVR	Contingent Value Right

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai InterBank Overnight Rate

MTA	Month Treasury Average

MTN	Medium-Term Note

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REIT	Real Estate Investment Trust

47

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SAN	State Aid Notes

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

ST	Special Tax

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

STRIP	Separate Trading of Registered Interest & Principal

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	48